UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason A. Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-451-3051

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.0%††
Consumer Discretionary — 15.4%
14,595	Amazon.com, Inc.†	$12,220,540
6,830	Aramark	259,745
635	Bed Bath & Beyond, Inc.	27,375
790	BorgWarner, Inc.	27,792
30	Brunswick Corp.	1,463
3,660	Chipotle Mexican Grill, Inc., Class A†(a)	1,550,010
1,200	Choice Hotels International, Inc.	54,096
12,630	Coach, Inc.	461,753
1,241	Darden Restaurants, Inc.	76,098
75	DISH Network Corp., Class A†	4,108
12,135	Gap, Inc. (The)(a)	269,882
15,430	Gentex Corp.	270,951
2,329	Genuine Parts Co.	233,948
3,750	Home Depot, Inc. (The)	482,550
795	Kate Spade & Co.†	13,618
1,520	Las Vegas Sands Corp.	87,461
6,225	Liberty Interactive Corp. QVC Group, Class A†	124,562
14,937	Liberty Ventures, Ser A†	595,538
3,208	Lowe's Cos., Inc.	231,650
20,085	Mattel, Inc.	608,174
10,149	McDonald's Corp.	1,170,789
35,825	NIKE, Inc., Class B†	1,886,186
7,875	O'Reilly Automotive, Inc.†	2,205,866
1,275	Priceline Group, Inc.†	1,876,150
1,020	Ralph Lauren Corp., Class A	103,163
6,088	Service Corp. International	161,576
2,850	ServiceMaster Global Holdings, Inc.†	95,988
2,160	Signet Jewelers, Ltd.	160,985
8,945	Six Flags Entertainment Corp.	479,541
42,115	Starbucks Corp.†	2,280,106
8,250	Starz†	257,317
4,820	TJX Cos., Inc.	360,440
257	Toll Brothers, Inc.†	7,674
655	TripAdvisor, Inc.†	41,383
1,990	Tupperware Brands Corp.	130,086
12,375	Ulta Salon Cosmetics & Fragrance, Inc.†	2,945,002
14,325	Viacom, Inc., Class B	545,783
44	Walt Disney Co. (The)	4,086
7,974	Williams-Sonoma, Inc.	407,312
3,370	Wyndham Worldwide Corp.	226,902
28,843	Yum! Brands, Inc.	2,619,233
		35,566,882
Consumer Staples — 11.7%
2,667	Altria Group, Inc.	168,635
2,903	Campbell Soup Co.	158,794
420	Church & Dwight Co., Inc.	20,126
3,000	Clorox Co. (The)	375,540
108,436	Coca-Cola Co. (The)	4,589,012
2,820	Colgate-Palmolive Co.	209,075
17,550	Constellation Brands, Inc., Class A†	2,921,900
12,328	Costco Wholesale Corp.†	1,880,143
194,372	Danone SA ADR	2,886,424
2,280	Energizer Holdings, Inc.	113,909
10,365	General Mills, Inc.	662,116
10,047	Kellogg Co.	778,341
5,630	Kimberly-Clark Corp.	710,168
640	Mead Johnson Nutrition Co., Class A	50,567
40,031	Monster Beverage Corp.†	5,876,951
7,603	PepsiCo, Inc.	826,978
11,169	Philip Morris International, Inc.	1,085,850

Shares		Value
Consumer Staples — (continued)
34,104	Procter & Gamble Co. (The)	$3,060,834
10,713	Rite Aid Corp.†	82,383
7,160	SABMiller PLC ADR	415,924
5,580	Whole Foods Market, Inc.	158,193
		27,031,863
Energy — 2.0%
1,932	Apache Corp.	123,397
2,300	Cabot Oil & Gas Corp.	59,340
3,740	EOG Resources, Inc.	361,695
4,810	FMC Technologies, Inc.†	142,713
35,200	Halliburton Co.†	1,579,776
4,036	HollyFrontier Corp.(a)	98,882
176	Range Resources Corp.	6,830
27,818	Schlumberger, Ltd.	2,187,607
270	Southwestern Energy Co.†	3,737
1,735	Williams Cos., Inc. (The)	53,316
		4,617,293
Financials — 3.2%
17,085	American Express Co.	1,094,123
13,451	Arthur J. Gallagher & Co.	684,252
17,830	Artisan Partners Asset Management, Inc., Class A	484,976
2,835	Brown & Brown, Inc.	106,908
1,138	CBOE Holdings, Inc.	73,799
70,025	Charles Schwab Corp. (The)†	2,210,689
3,945	Erie Indemnity Co., Class A	402,666
9,406	FactSet Research Systems, Inc.	1,524,713
3,840	Federated Investors, Inc., Class B	113,779
3,800	Greenhill & Co., Inc.	89,566
12,540	Leucadia National Corp.	238,762
8,170	Lincoln National Corp.	383,827
704	XL Group, Ltd.	23,676
		7,431,736
Health Care — 16.7%
5,082	Abbott Laboratories	214,918
8,440	AbbVie, Inc.	532,311
675	Agilent Technologies, Inc.	31,786
18,680	Alexion Pharmaceuticals, Inc.†	2,289,047
4,200	Alkermes PLC†	197,526
1,115	Allergan PLC†	256,796
4,513	Alnylam Pharmaceuticals, Inc.†(a)	305,891
3,311	AmerisourceBergen Corp., Class A	267,462
17,157	Amgen, Inc.	2,861,959
15,603	Baxter International, Inc.	742,703
953	Becton Dickinson and Co.	171,283
347	Biogen, Inc.†	108,621
2,830	BioMarin Pharmaceutical, Inc.†	261,832
48,309	Bristol-Myers Squibb Co.†	2,604,821
4,250	Bruker Corp.	96,262
1,600	C.R. Bard, Inc.	358,848
4,098	Cardinal Health, Inc.	318,415
27,783	Celgene Corp.†	2,904,157
42,725	Centene Corp.†	2,860,866
44,544	Cerner Corp.†	2,750,592
1,349	DaVita, Inc.†	89,128
8,925	DexCom, Inc.†	782,365
24,475	Edwards Lifesciences Corp.†	2,950,706
5,215	Eli Lilly & Co.	418,556
3,870	Endo International PLC†	77,981
7,450	Gilead Sciences, Inc.	589,444
12,428	Hologic, Inc.†	482,579
589	Intuitive Surgical, Inc.†	426,925
11,515	Ionis Pharmaceuticals, Inc.†(a)	421,910

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
4,757	Johnson & Johnson	$561,944
1,463	MEDNAX, Inc.†(a)	96,924
34,322	Merck & Co., Inc.	2,142,036
529	Mettler-Toledo International, Inc.†	222,090
1,160	Mylan NV†(a)	44,219
21,368	Novartis AG ADR	1,687,217
63,180	Novo Nordisk ADR	2,627,656
2,369	PerkinElmer, Inc.	132,925
4,835	Regeneron Pharmaceuticals, Inc.†	1,943,767
805	Seattle Genetics, Inc.†(a)	43,478
875	Stryker Corp.	101,859
450	Universal Health Services, Inc., Class B	55,449
23,661	Varian Medical Systems, Inc.†	2,354,979
1,580	Veeva Systems, Inc., Class A†	65,223
2,280	Vertex Pharmaceuticals, Inc.†	198,839
		38,654,295
Industrials — 7.1%
2,127	3M Co.	374,841
9,325	Acuity Brands, Inc.†	2,467,395
1,300	Allegion PLC	89,583
525	BWX Technologies, Inc., Class W	20,145
14,000	Canadian Pacific Railway, Ltd.†	2,137,800
2,880	Caterpillar, Inc.	255,658
100	Cummins, Inc.	12,815
32,194	Deere & Co.(a)	2,747,758
2,425	Emerson Electric Co.	132,187
50,715	Expeditors International of Washington, Inc.	2,612,837
530	Flowserve Corp.	25,567
420	Fortive Corp.	21,378
10,820	Herc Holdings, Inc.†	364,634
5,402	Honeywell International, Inc.	629,819
15,220	KAR Auction Services, Inc.	656,895
1,505	MSC Industrial Direct Co., Inc., Class A	110,482
20	Nielsen Holdings PLC	1,071
530	Robert Half International, Inc.	20,066
14,633	Rollins, Inc.	428,454
809	Snap-on, Inc.	122,936
6,960	Toro Co. (The)	326,006
23,542	United Parcel Service, Inc., Class B	2,574,553
490	Wabtec Corp.(a)	40,008
5,150	Waste Management, Inc.	328,364
		16,501,252
Information Technology — 38.5%
3,724	Accenture PLC, Class A	454,961
23,150	Adobe Systems, Inc.†	2,512,701
41,567	Alibaba Group Holding, Ltd. ADR†	4,397,373
836	Alliance Data Systems Corp.†	179,347
4,451	Alphabet, Inc., Class A†	3,578,871
8,736	Alphabet, Inc., Class C†	6,790,406
5,764	Analog Devices, Inc.	371,490
430	ANSYS, Inc.†	39,822
48,197	Apple, Inc.†	5,448,671
78,450	Applied Materials, Inc.†	2,365,268
1,925	ARRIS International PLC†	54,535
43,432	Autodesk, Inc.†	3,141,437
11,472	Automatic Data Processing, Inc.	1,011,831
10,740	Booz Allen Hamilton Holding Corp., Class A	339,491
685	Cadence Design Systems, Inc.†	17,488
1,037	CDK Global, Inc.	59,482
139,182	Cisco Systems, Inc.	4,414,853
3,569	Citrix Systems, Inc.†	304,150

Shares		Value
Information Technology — (continued)
3,668	CommScope Holding Co., Inc.†	$110,444
789	Cree, Inc.†(a)	20,293
4,045	CSRA, Inc.	108,811
86,071	Facebook, Inc., Class A†	11,040,327
5,737	Fidelity National Information Services, Inc.	441,921
910	Intel Corp.	34,352
10,159	International Business Machines Corp.	1,613,757
5,270	Intuit, Inc.	579,753
6,028	Jack Henry & Associates, Inc.	515,695
1,110	Linear Technology Corp.	65,812
1,268	LinkedIn Corp., Class A†	242,340
3,777	MasterCard, Inc., Class A	384,385
825	Maxim Integrated Products, Inc.	32,942
3,467	Microchip Technology, Inc.(a)	215,439
65,708	Microsoft Corp.	3,784,781
6,441	Motorola Solutions, Inc.	491,319
1,480	National Instruments Corp.	42,032
2,005	NetSuite, Inc.†	221,934
69,829	Nuance Communications, Inc.†	1,012,521
22,525	NXP Semiconductors NV†	2,297,775
102,822	Oracle Corp.	4,038,848
15,155	Palo Alto Networks, Inc.†	2,414,646
4,315	Paychex, Inc.	249,709
2,646	PTC, Inc.†	117,244
1,815	Qorvo, Inc.†	101,168
76,491	QUALCOMM, Inc.	5,239,634
11,300	Rackspace Hosting, Inc.†	358,097
270	Red Hat, Inc.†	21,824
77,585	Sabre Corp.†	2,186,345
35,925	salesforce.com, Inc.†	2,562,530
2,220	Skyworks Solutions, Inc.(a)	169,031
7,580	Splunk, Inc.†	444,794
32,580	Symantec Corp.	817,758
8,084	Tableau Software, Inc., Class A†	446,803
33,590	Teradata Corp.†	1,041,290
4,255	Texas Instruments, Inc.	298,616
13,949	Trimble, Inc.†	398,383
8,825	Twitter, Inc.†(a)	203,416
7,055	Vantiv, Inc., Class A†	396,985
12,050	VeriFone Systems, Inc.†	189,667
90,296	Visa, Inc., Class A†	7,467,479
26,058	Western Union Co. (The)	542,528
985	Workday, Inc., Class A†	90,315
2,405	Xilinx, Inc.	130,688
14,637	Yelp, Inc., Class A†	610,363
		89,276,971
Materials — 2.6%
715	AptarGroup, Inc.	55,348
3,185	Ashland Global Holdings, Inc.(a)	369,301
100	Bemis Co., Inc.	5,101
960	Celanese Corp., Class A	63,898
1,467	Compass Minerals International, Inc.(a)	108,118
2,515	Eastman Chemical Co.	170,215
3,865	FMC Corp.	186,834
37,830	Freeport-McMoRan, Inc.†	410,834
2,620	GCP Applied Technologies, Inc.†	74,198
5,850	International Paper Co.	280,683
8,171	Monsanto Co.	835,076
1,930	PPG Industries, Inc.	199,485
3,545	Praxair, Inc.	428,342
1,510	Sealed Air Corp.	69,188
9,150	Sherwin-Williams Co. (The)†	2,531,439

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Materials — (continued)
3,245	WR Grace & Co.	$239,481
		6,027,541
Real Estate — 1.6%
1,902	Crown Castle International Corp.(b)	179,187
1,520	CubeSmart (b)	41,435
2,405	Equity LifeStyle Properties, Inc.(b)	185,618
2,588	Federal Realty Investment Trust (b)	398,371
13,600	Gaming and Leisure Properties, Inc.(b)	454,920
805	Iron Mountain, Inc.(b)	30,212
14,424	Lamar Advertising Co., Class A(b)	942,031
12,123	Omega Healthcare Investors, Inc.(a) (b)	429,760
3,635	Post Properties, Inc.(b)	240,383
976	Public Storage(b)	217,785
4,800	Regency Centers Corp.(b)	371,952
1,293	Simon Property Group, Inc.(b)	267,664
595	Taubman Centers, Inc.(b)	44,274
		3,803,592
Telecommunication Services — 0.2%
7,612	Verizon Communications, Inc.	395,672

Total Common Stock
(Cost $168,398,910)		229,307,097

SHORT-TERM INVESTMENTS (c) — 2.5%
3,435,936	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	3,435,936
2,256,390	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.505% (d)	2,256,390

Total Short-Term Investments
(Cost $5,692,326)		5,692,326
Total Investments — 101.5%
(Cost $174,091,236)‡		234,999,423
Other Assets & Liabilities, Net — (1.5)%		(3,436,690)
NET ASSETS — 100.0%		$231,562,733

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at September 30, 2016. The total market value of securities on loan at September 30, 2016 was $4,986,067.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2016.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2016 was $2,256,390.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $8,033,791.

‡	At September 30, 2016, the tax basis cost of the Portfolio's investments was $174,091,236, and the unrealized appreciation and depreciation were $63,613,955 and $(2,705,768), respectively.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company

As of September 30, 2016, all of the Portfolio’s investments were considered Level 1. For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.4%††
Consumer Discretionary — 7.4%
2,090	Aramark	$79,483
2,500	Choice Hotels International, Inc.	112,700
3,090	Coach, Inc.	112,970
152,850	Ford Motor Co.	1,844,900
36,710	Gap, Inc. (The)(a)	816,430
9,422	General Motors Co.	299,337
11,998	Gentex Corp.	210,685
618	Genuine Parts Co.	62,078
40,650	Hilton Worldwide Holdings, Inc.	932,104
27,650	Interpublic Group of Cos., Inc. (The)	617,978
390	John Wiley & Sons, Inc., Class A	20,128
11,616	Johnson Controls International PLC	540,492
6,975	Kohl's Corp.	305,156
15,800	Lennar Corp., Class A	668,972
92	Liberty Braves Group, Class C†	1,599
1,333	Liberty Broadband Corp., Class A†	93,523
1,780	Liberty Broadband Corp., Class C†	127,234
2,739	Liberty Ventures, Ser A†	109,204
4,205	Macy's, Inc.	155,795
4,295	Mattel, Inc.	130,053
69,575	News Corp., Class A	972,659
15,150	Omnicom Group, Inc.	1,287,750
3,385	Ralph Lauren Corp., Class A	342,359
129,600	Staples, Inc.	1,108,080
21,174	Target Corp.	1,454,231
450	TEGNA, Inc.	9,837
3,650	Viacom, Inc., Class B	139,065
4,200	Whirlpool Corp.	681,072
		13,235,874
Consumer Staples — 5.9%
28,100	Altria Group, Inc.	1,776,763
4,945	Avon Products, Inc.	27,988
590	Bunge, Ltd.	34,946
1,387	Clorox Co. (The)	173,625
2,890	Colgate-Palmolive Co.	214,265
6,825	CVS Health Corp.	607,357
515	Edgewell Personal Care Co.	40,953
12,261	Kellogg Co.	949,859
791	Kimberly-Clark Corp.	99,777
22,796	Philip Morris International, Inc.	2,216,227
11,582	Procter & Gamble Co. (The)	1,039,484
44,500	Wal-Mart Stores, Inc.	3,209,340
6,100	Whole Foods Market, Inc.	172,935
		10,563,519
Energy — 12.9%
4,560	Anadarko Petroleum Corp.	288,922
1,675	Apache Corp.	106,982
7,100	Baker Hughes, Inc.	358,337
76,603	BP PLC ADR(a)	2,693,361
40,800	Cenovus Energy, Inc.(a)	586,296
13,069	Chevron Corp.	1,345,061
8,601	Cobalt International Energy, Inc.†(a)	10,665
61,760	ConocoPhillips	2,684,707
3,215	Devon Energy Corp.	141,814
6,204	Ensco PLC, Class A	52,734
2,990	EOG Resources, Inc.	289,163
39,857	Exxon Mobil Corp.	3,478,719
12,693	FMC Technologies, Inc.†	376,601
5,903	Gulfport Energy Corp.†	166,760
13,725	Halliburton Co.	615,978
4,395	Hess Corp.	235,660

Shares		Value
Energy — (continued)
8,480	HollyFrontier Corp.(a)	$207,760
17,765	Marathon Oil Corp.	280,865
245	Marathon Petroleum Corp.	9,945
31,895	Murphy Oil Corp.	969,608
5,190	National Oilwell Varco, Inc.	190,681
6,835	Noble Energy, Inc.	244,283
40,825	Occidental Petroleum Corp.	2,976,959
883	Oceaneering International, Inc.	24,291
16,400	Phillips 66	1,321,020
50,889	Royal Dutch Shell PLC ADR, Class A	2,548,012
5,700	Schlumberger, Ltd.	448,248
5,895	Targa Resources Corp.	289,503
11,575	Weatherford International PLC†(a)	65,052
5,650	Williams Cos., Inc. (The)	173,624
		23,181,611
Financials — 29.8%
9,175	Allstate Corp. (The)	634,727
2,770	Ally Financial, Inc.	53,932
5,095	American Capital Agency Corp.(b)	99,556
23,400	American Express Co.	1,498,536
2,131	American Financial Group, Inc.	159,825
32,773	American International Group, Inc.	1,944,750
735	American National Insurance Co.	89,641
9,500	Ameriprise Financial, Inc.	947,815
52,450	Annaly Capital Management, Inc.(b)	550,725
9,370	Arthur J. Gallagher & Co.	476,652
5,601	Aspen Insurance Holdings, Ltd.	260,951
18,350	Axis Capital Holdings, Ltd.	996,956
312,003	Bank of America Corp.	4,882,847
1,030	Bank of Hawaii Corp.	74,799
2,354	Berkshire Hathaway, Inc., Class B†	340,082
421	BlackRock, Inc., Class A	152,596
4,285	Brown & Brown, Inc.	161,587
14,025	Capital One Financial Corp.	1,007,416
19,669	Chimera Investment Corp.(b)	313,721
766	Chubb, Ltd.	96,248
10,267	CIT Group, Inc.	372,692
46,952	Citigroup, Inc.	2,217,543
27,275	Citizens Financial Group, Inc.	673,965
1,825	CNA Financial Corp.	62,798
27,475	Comerica, Inc.	1,300,117
3,181	Commerce Bancshares, Inc.	156,696
370	Erie Indemnity Co., Class A	37,766
70	Everest Re Group, Ltd.	13,298
37,775	Fifth Third Bancorp	772,876
1,605	First Horizon National Corp.	24,444
35,845	Franklin Resources, Inc.(a)	1,275,007
286	Fulton Financial Corp.	4,153
72,195	Genworth Financial, Inc., Class A†	358,087
10,871	Goldman Sachs Group, Inc. (The)	1,753,166
13,350	Invesco, Ltd.	417,454
73,052	JPMorgan Chase & Co.	4,864,533
56,475	KeyCorp	687,301
1,595	Legg Mason, Inc.	53,401
21,557	Leucadia National Corp.	410,445
1,255	Lincoln National Corp.	58,960
50,355	Loews Corp.	2,072,108
386	Mercury General Corp.	21,172
44,715	MetLife, Inc.	1,986,687
42,207	MFA Financial, Inc. (b)	315,708
46,535	Morgan Stanley	1,491,912
13,705	New York Community Bancorp, Inc.(a)	195,022
2,818	Old Republic International Corp.	49,653
1,020	OneMain Holdings, Inc., Class A†(a)	31,569

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
180	PacWest Bancorp	$7,724
13,647	People's United Financial, Inc.(a)	215,896
8,320	PNC Financial Services Group, Inc.	749,549
350	Principal Financial Group, Inc.	18,028
6,113	ProAssurance Corp.	320,810
6,250	Progressive Corp. (The)	196,875
3,175	Prudential Financial, Inc.	259,239
109,325	Regions Financial Corp.	1,079,038
3,205	SLM Corp.†	23,941
26,725	Starwood Property Trust, Inc.(b)	601,847
50,435	State Street Corp.	3,511,789
10,380	Synovus Financial Corp.	337,661
14,705	TCF Financial Corp.	213,370
1,812	Thomson Reuters Corp.(a)	74,980
4,568	U.S. Bancorp	195,921
88,375	UBS Group AG(a)	1,203,667
59,143	Voya Financial, Inc.	1,704,501
14,360	Waddell & Reed Financial, Inc., Class A	260,778
85,793	Wells Fargo & Co.	3,798,914
2,843	Willis Towers Watson PLC	377,465
60,925	XL Group, Ltd.	2,048,908
		53,622,796
Health Care — 10.7%
24,723	Abbott Laboratories	1,045,536
2,805	Agilent Technologies, Inc.	132,088
110	Alnylam Pharmaceuticals, Inc.†	7,456
17,355	Baxter International, Inc.	826,098
408	Brookdale Senior Living, Inc., Class A†	7,120
2,443	Cardinal Health, Inc.	189,821
4,800	Cigna Corp.	625,536
7,260	Community Health Systems, Inc.†(a)	83,780
2,350	DaVita, Inc.†	155,265
1,050	DENTSPLY SIRONA, Inc.	62,401
2,575	Endo International PLC†	51,886
1,075	Hologic, Inc.†	41,742
41,050	Johnson & Johnson	4,849,237
1,536	Mallinckrodt PLC†	107,182
22,120	Medtronic PLC	1,911,168
76,422	Merck & Co., Inc.	4,769,497
910	Patterson Cos., Inc.	41,805
2,710	Perrigo Co. PLC	250,214
118,177	Pfizer, Inc.	4,002,655
1,041	Quorum Health Corp.†	6,527
		19,167,014
Industrials — 8.3%
4,920	Allison Transmission Holdings, Inc.	141,106
5,940	American Airlines Group, Inc.	217,463
8,635	Caterpillar, Inc.	766,529
4,310	Deere & Co.(a)	367,858
19,775	Dover Corp.	1,456,231
365	Flowserve Corp.	17,608
1,236	Fortive Corp.	62,912
35,366	General Electric Co.	1,047,541
2,390	Herc Holdings, Inc.†	80,543
9,700	Honeywell International, Inc.	1,130,923
504	Ingersoll-Rand PLC	34,242
1,497	KBR, Inc.	22,650
4,646	Kennametal, Inc.	134,827
2,125	L-3 Communications Holdings, Inc., Class 3	320,301
300	Lincoln Electric Holdings, Inc.	18,786
747	MSC Industrial Direct Co., Inc., Class A	54,837
11,200	Norfolk Southern Corp.	1,087,072
13,875	Parker-Hannifin Corp.	1,741,729

Shares		Value
Industrials — (continued)
7,100	Raytheon Co.	$966,523
31,400	Southwest Airlines Co.	1,221,146
23,576	Stanley Black & Decker, Inc.	2,899,377
11,195	United Technologies Corp.	1,137,412
283	Waste Management, Inc.	18,044
		14,945,660
Information Technology — 12.3%
650	ANSYS, Inc.†	60,196
6,595	ARRIS International PLC†	186,836
987	Booz Allen Hamilton Holding Corp., Class A	31,199
11,756	Brocade Communications Systems, Inc.	108,508
1,259	CA, Inc.	41,648
61,386	Cisco Systems, Inc.	1,947,164
7,490	Computer Sciences Corp.	391,053
2,244	Corning, Inc.	53,071
58,350	Hewlett Packard Enterprise Co.	1,327,463
47,836	HP, Inc.	742,893
71,627	Intel Corp.	2,703,919
16,139	International Business Machines Corp.	2,563,680
6,234	Juniper Networks, Inc.	149,990
3,310	Linear Technology Corp.	196,250
9,630	Marvell Technology Group, Ltd.	127,790
16,598	Microsoft Corp.	956,045
1,113	Motorola Solutions, Inc.	84,900
15,105	NetApp, Inc.	541,061
22,861	Nuance Communications, Inc.†	331,484
253	ON Semiconductor Corp.†	3,117
72,440	Oracle Corp.	2,845,443
49,556	QUALCOMM, Inc.	3,394,586
26,600	Seagate Technology PLC	1,025,430
25,836	Symantec Corp.	648,484
10,325	TE Connectivity, Ltd.	664,724
12,025	Teradyne, Inc.	259,500
6,011	Trimble, Inc.†	171,674
4	Vishay Intertechnology, Inc.(a)	56
8,850	Western Digital Corp.	517,459
1,235	Yelp, Inc., Class A†	51,499
		22,127,122
Materials — 3.3%
580	AptarGroup, Inc.	44,898
2,582	Ashland Global Holdings, Inc.	299,383
1,161	Bemis Co., Inc.	59,223
1,764	Celanese Corp., Class A	117,412
9,250	CF Industries Holdings, Inc.	225,237
56,200	CRH PLC ADR	1,869,774
40	Domtar Corp.(a)	1,485
3,545	Eastman Chemical Co.	239,926
4,080	FMC Corp.	197,227
20,455	Freeport-McMoRan, Inc.	222,141
10	GCP Applied Technologies, Inc.†	283
23,695	International Paper Co.	1,136,886
13,795	Mosaic Co. (The)	337,426
3,000	Praxair, Inc.	362,490
1,685	Reliance Steel & Aluminum Co.	121,371
20,700	Rio Tinto PLC ADR	691,380
10	WR Grace & Co.	738
		5,927,280
Real Estate — 2.4%
1,140	American Campus Communities, Inc.(b)	57,992
1,345	Camden Property Trust(b)	112,630
9,860	Corrections Corp. of America(b)	136,758
25,025	DDR Corp.(b)	436,186

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

Shares/ Number of Rights		Value
Real Estate — (continued)
1,740	Duke Realty Corp.(b)	$47,554
11,530	Equity Residential(b)	741,725
7,295	Gaming and Leisure Properties, Inc.(b)	244,018
3,435	HCP, Inc.(b)	130,358
3,180	Host Hotels & Resorts, Inc. (a) (b)	49,513
8,450	Kimco Realty Corp.(b)	244,627
13,376	Liberty Property Trust(b)	539,722
440	Life Storage, Inc.(b)	39,133
5,730	Macerich Co. (The)(b)	463,385
2,429	Omega Healthcare Investors, Inc.(a) (b)	86,108
535	Post Properties, Inc.(b)	35,379
1,130	Prologis, Inc.(b)	60,500
7,250	Realogy Holdings Corp.	187,485
2,925	Regency Centers Corp.(b)	226,658
1,135	Spirit Realty Capital, Inc.(b)	15,130
9,580	VEREIT, Inc.(b)	99,345
2,054	Weyerhaeuser Co. (b)	65,605
4,205	WP Carey, Inc.(b)	271,349
		4,291,160
Telecommunication Services — 2.7%
76,096	AT&T, Inc.	3,090,259
10,078	CenturyLink, Inc.	276,439
29,600	Verizon Communications, Inc.	1,538,608
		4,905,306
Utilities — 3.7%
530	AES Corp. (The)	6,810
5,840	Aqua America, Inc.	178,004
41,000	Calpine Corp.†	518,240
11,928	CenterPoint Energy, Inc.	277,088
2,805	Dominion Resources, Inc.	208,327
1,017	DTE Energy Co.	95,262
2,359	Duke Energy Corp.	188,814
12,750	Edison International	921,188
37,493	Entergy Corp.	2,876,838
1,235	Eversource Energy	66,912
80	Exelon Corp.	2,663
20,345	FirstEnergy Corp.	673,013
5,255	NRG Energy, Inc.	58,909
2,040	PPL Corp.	70,523
10,545	Southern Co. (The)	540,958
1,245	Vectren Corp.	62,499
		6,746,048
Total Common Stock
(Cost $159,880,302)		178,713,390

SHORT-TERM INVESTMENTS (c) — 1.8%
1,206,195	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	1,206,195
1,972,009	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.505% (d)	1,972,009

Total Short-Term Investments
(Cost $3,178,204)		3,178,204
RIGHTS — 0.0%
United States — 0.0%
1,118	Safeway – PDC (e), † ,‡‡	54
1,118	Safeway CVR - Casa Ley (e), † ,‡‡	1,135

Value

Total Rights (Cost $–)	$1,189
Total Investments — 101.2%
(Cost $163,058,506) ‡	181,892,783
Other Assets & Liabilities, Net — (1.2)%	(2,160,548)
NET ASSETS — 100.0%	$179,732,235

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
‡‡	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at September 30, 2016. The total market value of securities on loan at September 30, 2016 was $3,726,848.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2016.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2016 was $1,972,009.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $5,843,767.

(e)
Securities fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2016, the total market value of such securities was $1,189 and represented 0.0% of Net Assets.

‡	At September 30, 2016, the tax basis cost of the Portfolio's investments was $163,058,506, and the unrealized appreciation and depreciation were $21,623,502 and $(2,789,225), respectively.

ADR — American Depositary Receipt
CVR — Contingent Value Rights
Ltd. — Limited
PDC — Property Development Center
PLC — Public Limited Company
Ser — Series

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$178,713,390	$—	$—	$178,713,390
Short-Term Investments	3,178,204	—	—	3,178,204
Rights	—	—	1,189	1,189
Total Investments in Securities	$181,891,594	$—	$1,189	$181,892,783

‡
A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0

For information on the Portfolio’s policy regarding valuation of investments and other significant policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.4%††
Consumer Discretionary — 13.8%
4,960	American Eagle Outfitters, Inc.(a)	$88,586
100	Arctic Cat, Inc.†	1,549
70	Big 5 Sporting Goods Corp.	953
1,730	BJ's Restaurants, Inc.†	61,502
560	Bloomin' Brands, Inc.	9,654
95	Blue Nile, Inc.†	3,270
2,565	Bob Evans Farms, Inc.	98,240
515	Capella Education Co.	29,890
711	Cheesecake Factory, Inc. (The)	35,593
13,225	Chico's FAS, Inc.	157,377
6,518	Chuy's Holdings, Inc.†	182,113
185	ClubCorp Holdings, Inc.	2,677
295	Columbia Sportswear Co.	16,738
9,545	Crocs, Inc.†	79,224
435	Culp, Inc.(a)	12,950
1,380	Dave & Buster's Entertainment, Inc.†	54,068
5,985	Denny's Corp.†	63,980
5,610	Dorman Products, Inc.†	358,479
3,460	Drew Industries, Inc.	339,149
1,040	Entravision Communications Corp., Class A	7,935
60	Fiesta Restaurant Group, Inc.†(a)	1,440
4,760	Francesca's Holdings Corp.†	73,447
1,205	Gentherm, Inc.†	37,861
13,635	G-III Apparel Group, Ltd.†	397,460
1,125	Global Eagle Entertainment, Inc.†(a)	9,349
1,865	GNC Holdings, Inc., Class A	38,083
679	Grand Canyon Education, Inc.†	27,425
1,940	HSN, Inc.	77,212
330	Installed Building Products, Inc.†(a)	11,837
695	Jack in the Box, Inc.	66,678
1,085	La-Z-Boy, Inc., Class Z	26,648
1,210	Liberty Tax, Inc.(a)	15,464
2,340	Lindblad Expeditions Holdings, Inc.†(a)	21,060
250	Loral Space & Communications, Inc.†	9,777
1,375	Malibu Boats, Inc., Class A†	20,487
940	Marine Products Corp.(a)	8,432
840	MCBC Holdings, Inc.†	9,576
1,340	MDC Holdings, Inc.	34,572
5	Monarch Casino & Resort, Inc.†(a)	126
6,600	Monro Muffler Brake, Inc.	403,722
11,144	Motorcar Parts of America, Inc.†	320,725
2,715	New York Times Co. (The), Class A	32,444
105	Office Depot, Inc.	375
100	Oxford Industries, Inc.	6,770
891	Papa John's International, Inc.(a)	70,255
7,825	Pier 1 Imports, Inc.(a)	33,178
115	Pinnacle Entertainment, Inc.†	1,419
7,763	Popeyes Louisiana Kitchen, Inc.†	412,526
259	Red Robin Gourmet Burgers, Inc.†	11,639
3,990	SeaWorld Entertainment, Inc.†(a)	53,785
10	Smith & Wesson Holding Corp.†(a)	266
16,475	Sonic Corp.	431,316
14,610	Steven Madden, Ltd.†	504,922
60	Strayer Education, Inc.†	2,801
330	Sturm Ruger & Co., Inc.	19,061
4,130	Tailored Brands, Inc.(a)	64,841
390	Tenneco, Inc.†	22,725
775	Texas Roadhouse, Inc., Class A	30,248
1,695	Tile Shop Holdings, Inc.†	28,052
465	Winmark Corp.	49,067
		4,990,998

Shares		Value
Consumer Staples — 5.1%
17,395	Avon Products, Inc.†	$98,456
8,290	B&G Foods, Inc., Class A	407,702
5,540	Calavo Growers, Inc.	362,482
585	Darling Ingredients, Inc.†	7,903
1,850	Dean Foods Co.(a)	30,340
8,305	Inter Parfums, Inc.	268,002
3,310	J&J Snack Foods Corp.	394,287
922	Lancaster Colony Corp.	121,787
10	Lifeway Foods, Inc.†(a)	170
2,530	Medifast, Inc.	95,609
15	Orchids Paper Products Co.(a)	408
70	PriceSmart, Inc.	5,863
1,175	Primo Water Corp.†	14,253
135	Revlon, Inc., Class A†	4,965
485	WD-40 Co.	54,529
		1,866,756
Energy — 3.0%
40	Adams Resources & Energy, Inc.	1,573
14,830	Callon Petroleum Co.†	232,831
9,500	Matador Resources Co.†	231,230
24,110	Oasis Petroleum, Inc.†(a)	276,542
4,760	PDC Energy, Inc.†	319,205
1,610	RigNet, Inc.†(a)	24,343
1,715	Synergy Resources Corp.†(a)	11,885
		1,097,609
Financials — 9.0%
80	Associated Capital Group, Inc.(a)	2,837
1,265	Bank of the Ozarks, Inc.	48,576
12,270	CenterState Banks, Inc.	217,547
240	Cohen & Steers, Inc.(a)	10,260
233	Credit Acceptance Corp.†(a)	46,849
150	Eagle Bancorp, Inc.†	7,400
820	eHealth, Inc.†	9,192
100	Essent Group, Ltd.†	2,661
3,458	Evercore Partners, Inc., Class A	178,121
230	FirstCash, Inc.	10,829
280	GAMCO Investors, Inc., Class A	7,972
6,460	Greenhill & Co., Inc.(a)	152,262
85	Hallmark Financial Services, Inc.†	875
1,161	Home BancShares, Inc.	24,160
7,460	LegacyTexas Financial Group, Inc.	235,960
2,725	Meridian Bancorp, Inc.	42,428
4,400	Moelis & Co., Class A	118,316
10,270	Pinnacle Financial Partners, Inc.	555,402
11,545	PrivateBancorp, Inc., Class A	530,146
2,608	Pzena Investment Management, Inc., Class A	20,082
7,790	South State Corp.	584,562
6,220	Texas Capital Bancshares, Inc.†	341,602
1,675	Third Point Reinsurance, Ltd.†	20,100
751	United Insurance Holdings Corp.(a)	12,752
80	Virtus Investment Partners, Inc.(a)	7,829
2,590	Waddell & Reed Financial, Inc., Class A	47,034
1,770	WisdomTree Investments, Inc.(a)	18,213
		3,253,967
Health Care — 24.7%
10	Abaxis, Inc.	516
340	Acadia Healthcare Co., Inc.†	16,847
10,650	Aceto Corp.(a)	202,243
895	Acorda Therapeutics, Inc.†(a)	18,688
45	Addus HomeCare Corp.†	1,177
435	Adeptus Health, Inc., Class A†(a)	18,727
350	Air Methods Corp.†	11,021

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
565	AMAG Pharmaceuticals, Inc.†(a)	$13,848
375	Amedisys, Inc.†	17,790
175	Amicus Therapeutics, Inc.†(a)	1,295
740	AMN Healthcare Services, Inc.†	23,584
1,425	Amphastar Pharmaceuticals, Inc.†	27,032
760	Anika Therapeutics, Inc.†	36,366
1,750	Applied Genetic Technologies Corp.†	17,115
5,915	Aratana Therapeutics, Inc.†	55,364
3,705	ARIAD Pharmaceuticals, Inc.†(a)	50,722
13,155	Array BioPharma, Inc.†(a)	88,796
617	AxoGen, Inc.†	5,572
2,200	BioCryst Pharmaceuticals, Inc.†(a)	9,702
475	BioSpecifics Technologies Corp.†	21,693
2,185	BioTelemetry, Inc.†	40,575
11,445	Cambrex Corp.†	508,845
4,790	Cantel Medical Corp.	373,524
1,079	Capital Senior Living Corp.†	18,127
2,250	Cardiovascular Systems, Inc.†	53,415
100	Catalent, Inc.†	2,584
2,923	Cepheid, Inc.†	154,013
510	Chemed Corp.	71,946
4,195	Chimerix, Inc.†	23,240
1,900	Clovis Oncology, Inc.†(a)	68,495
60	Coherus Biosciences, Inc.†(a)	1,607
429	CorVel Corp.†	16,473
7,050	Cotiviti Holdings, Inc.†(a)	236,386
615	Cross Country Healthcare, Inc.†(a)	7,245
299	Cynosure, Inc., Class A†	15,231
1,040	Cytokinetics, Inc.†(a)	9,547
305	Dermira, Inc.†	10,315
765	Dynavax Technologies Corp.†(a)	8,025
4,860	Eagle Pharmaceuticals, Inc.†(a)	340,200
910	Emergent BioSolutions, Inc.†	28,692
455	Endologix, Inc.†(a)	5,824
295	Enzo Biochem, Inc.†	1,502
834	FibroGen, Inc.†(a)	17,264
195	Fluidigm Corp.†(a)	1,562
30	Genomic Health, Inc.†(a)	868
460	Glaukos Corp.†	17,360
4,040	Globus Medical, Inc., Class A†	91,183
640	Haemonetics Corp.†	23,174
1,975	HealthEquity, Inc.†	74,754
824	HealthSouth Corp.(a)	33,430
520	HealthStream, Inc.†(a)	14,352
3,180	HMS Holdings Corp.†	70,501
5,790	ICON PLC†	447,972
9,055	ImmunoGen, Inc.†(a)	24,267
2,675	Impax Laboratories, Inc.†	63,398
763	INC Research Holdings, Inc., Class A†	34,014
3,250	Infinity Pharmaceuticals, Inc.†(a)	5,070
1,090	Inogen, Inc.†	65,291
1,820	Insmed, Inc.†(a)	26,426
4,182	Insulet Corp.†	171,211
1,495	Intersect ENT, Inc.†(a)	23,681
50	Intra-Cellular Therapies, Inc., Class A†(a)	762
3,185	Ironwood Pharmaceuticals, Inc., Class A†(a)	50,578
820	Landauer, Inc.	36,474
8,855	Lannett Co., Inc.†(a)	235,277
485	MacroGenics, Inc.†(a)	14,506
120	Magellan Health, Inc.†	6,448
975	Masimo Corp.†	58,003
6,985	Medidata Solutions, Inc.†	389,484
4,965	Meridian Bioscience, Inc.	95,775

Shares		Value
Health Care — (continued)
100	Mirati Therapeutics, Inc.†(a)	$661
2,780	Momenta Pharmaceuticals, Inc.†	32,498
2,535	Myriad Genetics, Inc.†(a)	52,170
1,995	NanoString Technologies, Inc.†(a)	39,860
1,124	Natus Medical, Inc.†	44,162
2,825	Nektar Therapeutics†	48,534
7,155	Neogen Corp.†	400,251
1,015	NewLink Genetics Corp.†(a)	15,245
685	NuVasive, Inc.†	45,662
1,560	NxStage Medical, Inc.†	38,984
361	Omnicell, Inc.†	13,826
30	Ophthotech Corp.†(a)	1,384
1,935	OraSure Technologies, Inc.†	15,422
570	Orthofix International NV†	24,379
1,102	Pacira Pharmaceuticals, Inc.†(a)	37,711
939	PAREXEL International Corp.†	65,214
2,840	Phibro Animal Health Corp., Class A	77,191
950	Portola Pharmaceuticals, Inc., Class A†	21,575
11,865	PRA Health Sciences, Inc.†	670,491
9,544	Prestige Brands Holdings, Inc.†	460,689
1,985	Progenics Pharmaceuticals, Inc.†(a)	12,565
8,340	Providence Service Corp. (The)†(a)	405,574
670	Puma Biotechnology, Inc.†	44,924
2,990	Quality Systems, Inc.†	33,847
4,305	Raptor Pharmaceutical Corp.†(a)	38,616
13,155	Repligen Corp.†	397,149
4,638	SciClone Pharmaceuticals, Inc.†	47,540
2,150	Sucampo Pharmaceuticals, Inc., Class A†	26,467
24,370	Supernus Pharmaceuticals, Inc.†	602,670
330	SurModics, Inc.†	9,930
4,770	Tandem Diabetes Care, Inc.†(a)	36,538
60	TESARO, Inc.†(a)	6,014
580	Tetraphase Pharmaceuticals, Inc.†(a)	2,221
920	U.S. Physical Therapy, Inc.	57,684
340	Ultragenyx Pharmaceutical, Inc.†(a)	24,120
1,380	Vanda Pharmaceuticals, Inc.†	22,963
5,120	Vascular Solutions, Inc.†	246,938
4,845	Vocera Communications, Inc.†	81,880
218	West Pharmaceutical Services, Inc.	16,241
2	Wright Medical Group NV†(a)	49
		8,946,833
Industrials — 11.3%
1,373	Actuant Corp., Class A	31,909
1,280	Advisory Board Co. (The)†	57,267
1,655	Aerojet Rocketdyne Holdings, Inc.†	29,095
100	Allegiant Travel Co., Class A	13,207
10	Altra Industrial Motion Corp.	290
90	American Woodmark Corp.†	7,251
2,175	Applied Industrial Technologies, Inc.	101,659
2,535	ARC Document Solutions, Inc.†	9,481
4,705	Brady Corp., Class A	162,840
1,900	Brink's Co. (The)	70,452
40	Casella Waste Systems, Inc., Class A†	412
7,370	CEB, Inc.	401,444
2,180	Comfort Systems USA, Inc.	63,896
100	Continental Building Products, Inc.†	2,099
940	DXP Enterprises, Inc.†	26,499
1,875	EnPro Industries, Inc.	106,537
673	Exponent, Inc.	34,363
3,815	General Cable Corp.	57,149
1,420	Global Brass & Copper Holdings, Inc.	41,024
442	Gorman-Rupp Co. (The)	11,320
1,841	Harsco Corp.†	18,281
865	Herman Miller, Inc.	24,739

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
1,750	HNI Corp.	$69,650
140	Hyster-Yale Materials Handling, Inc.	8,418
470	Insperity, Inc.	34,141
975	Insteel Industries, Inc.	35,334
1,840	Interface, Inc., Class A	30,710
784	John Bean Technologies Corp.	55,311
170	Kimball International, Inc., Class B	2,200
11,907	Knight Transportation, Inc.	341,612
15,615	Knoll, Inc.	356,803
2,150	Korn/Ferry International	45,150
595	Lydall, Inc.†	30,422
1,835	MasTec, Inc.†	54,573
45	Matson, Inc.	1,794
75	Mercury Systems, Inc.†	1,843
128	Mueller Industries, Inc.	4,150
115	Multi-Color Corp.	7,590
56	NCI Building Systems, Inc.†	817
1,215	On Assignment, Inc.†	44,092
615	PGT, Inc.†	6,562
1,920	Ply Gem Holdings, Inc.†	25,651
100	Primoris Services Corp.	2,060
1,430	Quad	38,210
2,355	Raven Industries, Inc.	54,236
8,960	Saia, Inc.†	268,441
1,075	Simpson Manufacturing Co., Inc.	47,246
5,630	SiteOne Landscape Supply, Inc.†(a)	202,286
5	SP Plus Corp.†	128
405	Standex International Corp.	37,612
450	Steelcase, Inc., Class A	6,250
1,407	Tennant Co.(a)	91,174
4,955	Trex Co., Inc.†	290,958
10,305	WageWorks, Inc.†	627,677
		4,094,315
Information Technology — 25.3%
720	8x8, Inc.†	11,110
2,787	ACI Worldwide, Inc.†	54,012
1,025	ADTRAN, Inc.	19,618
8,078	Advanced Micro Devices, Inc.†(a)	55,819
1,190	American Software, Inc., Class A	13,209
785	Applied Micro Circuits Corp.†	5,456
1,420	Badger Meter, Inc.	47,584
2,665	Barracuda Networks, Inc.†(a)	67,904
360	Belden, Inc.	24,836
880	Blackbaud, Inc.	58,379
135	Blackhawk Network Holdings, Inc., Class A†	4,073
1,890	Bottomline Technologies de, Inc.†	44,056
220	Brightcove, Inc.†	2,871
10,490	BroadSoft, Inc.†(a)	488,309
2,133	CalAmp Corp.†	29,755
18,060	Callidus Software, Inc.†	331,401
2,721	Carbonite, Inc.†(a)	41,794
1,511	Cardtronics PLC†	67,391
768	Cass Information Systems, Inc.	43,507
1,944	Cavium, Inc.†(a)	113,141
6,952	CEVA, Inc.†	243,807
2,900	ChannelAdvisor Corp.†	37,497
3,310	Ciena Corp.†	72,158
735	Cimpress NV†(a)	74,367
2,565	CommVault Systems, Inc.†	136,278
3,354	comScore, Inc.†	102,834
3,622	Cornerstone OnDemand, Inc.†	166,431
1,480	Cray, Inc.†	34,839
100	DHI Group, Inc.†	789

Shares		Value
Information Technology — (continued)
390	Diodes, Inc.†	$8,323
140	DTS, Inc.	5,955
11,335	EarthLink Holdings Corp.	70,277
4,466	Ellie Mae, Inc.†(a)	470,270
2,570	EnerNOC, Inc.†(a)	13,904
470	EPAM Systems, Inc.†	32,576
905	Euronet Worldwide, Inc.†	74,056
1,980	EVERTEC, Inc.	33,224
220	ExlService Holdings, Inc.†	10,965
860	Fabrinet†	38,347
235	Fair Isaac Corp.	29,279
5,985	Five9, Inc.†	93,845
700	Fleetmatics Group PLC†	41,986
5,670	FormFactor, Inc.†	61,519
1,615	Gigamon, Inc.†	88,502
203	Guidewire Software, Inc.†	12,176
304	Hackett Group, Inc. (The)	5,022
890	HubSpot, Inc.†(a)	51,282
859	Immersion Corp.†(a)	7,010
865	Imperva, Inc.†	46,459
2,160	Infinera Corp.†	19,505
5,805	Infoblox, Inc.†	153,078
1,890	Information Services Group, Inc.†(a)	7,541
5,800	Inphi Corp.†	252,358
2,435	Integrated Device Technology, Inc.†	56,248
695	IntraLinks Holdings, Inc.†	6,992
5,755	Ixia†	71,937
1,198	j2 Global, Inc.	79,799
8,075	Jive Software, Inc.†(a)	34,399
675	Littelfuse, Inc.	86,947
7,720	LogMeIn, Inc.†	697,811
865	Lumentum Holdings, Inc.†	36,131
4,460	Luxoft Holding, Inc., Class A†(a)	235,711
9,190	MAXIMUS, Inc.	519,786
803	MaxLinear, Inc., Class A†	16,277
355	Methode Electronics, Inc.	12,414
233	Microsemi Corp.†	9,781
1,858	Model N, Inc.†(a)	20,642
470	Monolithic Power Systems, Inc.	37,835
870	Monotype Imaging Holdings, Inc.	19,236
1,030	MTS Systems Corp.	47,411
1,880	Nanometrics, Inc.†	41,999
2,135	New Relic, Inc.†(a)	81,813
4,575	Nimble Storage, Inc.†(a)	40,397
815	NVE Corp.	48,036
1,585	Paycom Software, Inc.†(a)	79,456
70	PDF Solutions, Inc.†	1,272
15,795	Pegasystems, Inc.	465,795
3,385	Plantronics, Inc.	175,885
819	Plexus Corp.†	38,313
90	Power Integrations, Inc.	5,673
547	Proofpoint, Inc.†(a)	40,943
910	PROS Holdings, Inc.†	20,575
1,905	Q2 Holdings, Inc.†	54,597
20	QAD, Inc., Class A	448
10,010	Qualys, Inc.†	382,282
3,940	RealPage, Inc.†	101,258
35	Reis, Inc.	716
4,675	RingCentral, Inc., Class A†	110,611
70	Rogers Corp.†	4,276
890	Rubicon Project, Inc.†	7,369
615	Science Applications International Corp.	42,662
3,310	Semtech Corp.†	91,786
3,804	ShoreTel, Inc.†	30,432

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
4,870	Silicon Graphics International Corp.†	$37,499
5,505	Silicon Laboratories, Inc.†	323,694
385	Silver Spring Networks, Inc.†	5,459
2,075	Sonus Networks, Inc.†	16,144
5,560	SPS Commerce, Inc.†	408,160
845	Stamps.com, Inc.†(a)	79,861
719	Synaptics, Inc.†	42,119
295	Synchronoss Technologies, Inc.†	12,148
1,198	TeleTech Holdings, Inc.	34,730
500	TiVo Corp.†	9,740
585	Ultratech, Inc.†	13,502
1,319	Virtusa Corp.†	32,553
40	Web.com Group, Inc.†	691
1,020	WebMD Health Corp., Class A†(a)	50,694
529	WEX, Inc.†	57,180
3,165	Xactly Corp.†	46,589
3,419	XO Group, Inc.†	66,089
970	Zendesk, Inc.†	29,789
9,438	Zix Corp.†	38,696
		9,181,972
Materials — 3.0%
1,180	American Vanguard Corp.	18,951
2,570	Boise Cascade Co.†	65,278
700	Calgon Carbon Corp.	10,619
1,025	Century Aluminum Co.†	7,124
740	Chemours Co.	11,840
2,350	Chemtura Corp.†	77,103
5,480	Coeur Mining, Inc.†(a)	64,829
645	Deltic Timber Corp.	43,686
5,010	Ferroglobe PLC	45,240
885	HB Fuller Co.	41,126
2,710	Headwaters, Inc.†	45,853
990	Innophos Holdings, Inc.	38,640
350	Kaiser Aluminum Corp.	30,272
1,864	KapStone Paper and Packaging Corp.	35,267
1,260	Koppers Holdings, Inc.†	40,547
9,475	Louisiana-Pacific Corp.†	178,414
7,160	Myers Industries, Inc.	93,008
559	Neenah Paper, Inc.	44,166
340	PolyOne Corp.	11,495
1,905	Schweitzer-Mauduit International, Inc.	73,457
920	SunCoke Energy, Inc.†	7,378
70	US Concrete, Inc.†(a)	3,225
2,270	Worthington Industries, Inc.	109,028
		1,096,546
Real Estate — 1.7%
605	CareTrust, Inc.(b)	8,942
410	DuPont Fabros Technology, Inc.(b)	16,912
260	Equity One, Inc.(b)	7,959
1,275	FelCor Lodging Trust, Inc.(b)	8,198
846	Gaming and Leisure Properties, Inc.(b)	28,299
2,390	Geo Group, Inc. (The)(a) (b)	56,834
675	Life Storage, Inc.(b)	60,034
310	Marcus & Millichap, Inc.†	8,107
6,185	Pennsylvania Real Estate Investment Trust(a) (b)	142,441
2,255	Potlatch Corp.(b)	87,697
70	PS Business Parks, Inc.(b)	7,950
1,010	QTS Realty Trust, Inc., Class A(b)	53,378
525	RLJ Lodging Trust(b)	11,041
2,430	Sabra Health Care, Inc.(b)	61,187
705	Universal Health Realty Income Trust(b)	44,429
190	Urban Edge Properties(b)	5,347
		608,755

Shares/ Number of Rights		Value
Telecommunication Services — 1.3%
12,765	Cogent Communications Holdings, Inc.	$469,880

Utilities — 0.2%
640	American States Water Co.	25,632
540	MGE Energy, Inc.	30,516
		56,148
Total Common Stock
(Cost $28,373,967)		35,663,779

SHORT-TERM INVESTMENTS (c) — 9.0%
645,851	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	645,851
2,595,276	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.505%(d)	2,595,276

Total Short-Term Investments
(Cost $3,241,127)		3,241,127
RIGHTS — 0.0%
United States — 0.0%
860	Dyax CVR, Expires 12/31/19† (e)	—
180	Trius CVR †,‡‡ (e)	360
Total Rights (Cost $–)		360
Total Investments — 107.4%
(Cost $31,615,094) ‡		38,905,266
Other Assets & Liabilities, Net — (7.4)%		(2,671,979)
NET ASSETS — 100.0%		$36,233,287

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
‡‡	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at September 30, 2016. The total market value of securities on loan at September 30, 2016 was $5,110,620.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2016.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2016 was $2,595,276.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,583,028.

(e)	Securities fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2016, the total market value of such securities was $360 and represented 0.0% of Net Assets.
‡	At September 30, 2016, the tax basis cost of the Portfolio's investments was $31,615,094, and the unrealized appreciation and depreciation were $8,058,748 and $(768,576), respectively.

CVR — Contingent Value Rights
Ltd. — Limited
PLC — Public Limited Company

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$35,663,779	$—	$—	$35,663,779
Short-Term Investments	3,241,127	—	—	3,241,127
Rights	—	—	360	360
Total Investments in Securities	$38,904,906	$—	$360	$38,905,266

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

‡
A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0.

For information on the Portfolio’s policy regarding valuation of investments and other significant policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 96.5%
Consumer Discretionary — 10.6%
7,255	Abercrombie & Fitch Co., Class A	$115,282
4,560	American Eagle Outfitters, Inc.(a)	81,442
1,070	American Public Education, Inc.†	21,197
3,465	Barnes & Noble, Inc.	39,155
230	BJ's Restaurants, Inc.†	8,176
1,650	Bob Evans Farms, Inc.	63,195
8,590	Chico's FAS, Inc.	102,221
1,810	Cooper Tire & Rubber Co.	68,816
1,935	Dana Holding Corp.	30,167
6,285	Denny's Corp.†	67,187
1,228	DSW, Inc., Class A	25,149
1,960	Ethan Allen Interiors, Inc.(a)	61,289
890	Express, Inc.†	10,493
614	Flexsteel Industries, Inc.	31,756
27,735	Fred's, Inc., Class A	251,279
9,250	GameStop Corp., Class A	255,208
1,335	Global Eagle Entertainment, Inc.†(a)	11,094
3,420	Guess, Inc.	49,966
17,421	Hooker Furniture Corp.	426,640
15	Houghton Mifflin Harcourt Co.†	201
340	Jack in the Box, Inc.	32,620
2,790	K12, Inc.†	40,036
2,180	La-Z-Boy, Inc., Class Z	53,541
1,855	MDC Holdings, Inc.	47,859
1,345	Modine Manufacturing Co.†	15,952
6,095	New York Times Co. (The), Class A	72,835
2,130	Pier 1 Imports, Inc.(a)	9,031
826	Reading International, Inc., Class A†	11,027
219	Red Robin Gourmet Burgers, Inc.†	9,842
3,180	Rent-A-Center, Inc., Class A	40,195
7,940	Select Comfort Corp.†	171,504
6,045	Stage Stores, Inc.(a)	33,912
27,503	Stoneridge, Inc.†	506,055
810	Strayer Education, Inc.†	37,811
920	Superior Industries International, Inc.	26,827
4,915	Tailored Brands, Inc.(a)	77,166
26,965	Taylor Morrison Home Corp., Class A†	474,584
37,310	TRI Pointe Group, Inc.†	491,746
14,515	Vince Holding Corp.†	81,864
		3,954,320
Consumer Staples — 5.6%
370	Alico, Inc.(a)	9,938
21,555	Avon Products, Inc.	122,001
785	Darling Ingredients, Inc.†	10,605
470	Dean Foods Co.	7,708
109	Ingles Markets, Inc., Class A	4,310
10,793	Inter Parfums, Inc.	348,290
8,560	John B. Sanfilippo & Son, Inc.	439,385
685	Lancaster Colony Corp.	90,482
37,020	Landec Corp.†	496,438
2,360	Natural Grocers by Vitamin Cottage, Inc.†(a)	26,338
800	Nutraceutical International Corp.†	24,992
290	Seneca Foods Corp., Class A†	8,190
5,579	TreeHouse Foods, Inc.†	486,433
		2,075,110
Energy — 1.8%
8,645	Archrock, Inc.	113,077
2,928	Bristow Group, Inc.(a)	41,050
17,860	Cobalt International Energy, Inc.†(a)	22,146

Shares		Value
Energy — (continued)
8,140	Contango Oil & Gas Co.†(a)	$83,191
360	Delek US Holdings, Inc.	6,224
1,213	Dorian LPG, Ltd.†(a)	7,278
500	Era Group, Inc.†	4,025
360	Exterran Corp.†	5,645
1,700	Helix Energy Solutions Group, Inc.†	13,821
3,605	Newpark Resources, Inc.†	26,533
5,980	Oasis Petroleum, Inc.†(a)	68,591
465	Oil States International, Inc.†	14,680
1,260	Panhandle Oil and Gas, Inc., Class A(a)	22,088
425	PDC Energy, Inc.†	28,500
180	RSP Permian, Inc.†	6,980
6,850	Scorpio Tankers, Inc.(a)	31,716
755	SemGroup Corp., Class A	26,697
12,545	Synergy Resources Corp.†(a)	86,937
3,500	Unit Corp.†	65,100
		674,279
Financials — 23.9%
12,745	Altisource Residential Corp., Class B(b)	138,920
2,508	American Equity Investment Life Holding Co.	44,467
8,710	Ameris Bancorp	304,414
1,546	Annaly Capital Management, Inc.(b)	16,233
14,435	Anworth Mortgage Asset Corp.(b)	71,020
8,295	Ares Commercial Real Estate Corp.(b)	104,517
437	Arrow Financial Corp.(a)	14,338
3,145	Astoria Financial Corp.	45,917
2,005	Baldwin & Lyons, Inc., Class B	51,388
410	Banco Latinoamericano de Comercio Exterior SA, Class E	11,554
9,181	Bancorp, Inc.†(a)	58,942
3,930	BancorpSouth, Inc.	91,176
2,722	Bank Mutual Corp.	20,905
6,400	Bank of NT Butterfield & Son, Ltd.†	158,464
390	Bank of the Ozarks, Inc.	14,976
1,908	BankFinancial Corp.(a)	24,231
70	Banner Corp.	3,062
1,105	Beneficial Bancorp, Inc.	16,254
1,745	Berkshire Hills Bancorp, Inc.	48,354
10,439	Boston Private Financial Holdings, Inc.	133,932
1,495	Calamos Asset Management, Inc., Class A	10,196
15,905	Capital Bank Financial Corp., Class A	510,710
400	Cathay General Bancorp(a)	12,312
2,170	CenterState Banks, Inc.	38,474
1,075	Central Pacific Financial Corp.	27,079
370	Citizens & Northern Corp.	8,129
569	City Holding Co.	28,615
385	Clifton Bancorp, Inc.	5,887
6,370	CNO Financial Group, Inc.	97,270
1,125	Community Bank System, Inc.	54,124
965	CU Bancorp†	22,012
380	Dime Community Bancshares, Inc.	6,369
417	Dynex Capital, Inc.(b)	3,094
1,543	Eagle Bancorp, Inc.†	76,116
494	Employers Holdings, Inc.	14,736
1,269	Enterprise Financial Services Corp.	39,656
6,459	Ezcorp, Inc., Class A†(a)	71,437
1,502	FBL Financial Group, Inc., Class A	96,083
4,295	FBR & Co.	56,866
3,182	Federated National Holding Co.	59,472
5,418	First Busey Corp.	122,447
250	First Citizens BancShares, Inc., Class A	73,472
6,583	First Commonwealth Financial Corp.	66,422
2,455	First Financial Bancorp	53,617

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
3,165	First Midwest Bancorp, Inc.	$61,274
4,664	First NBC Bank Holding Co.†	44,028
150	FirstCash, Inc.	7,062
965	Flushing Financial Corp.	22,890
5,928	FNB Corp.	72,914
1,370	GAMCO Investors, Inc., Class A	39,004
23,580	Genworth Financial, Inc., Class A†	116,957
2,214	Glacier Bancorp, Inc.	63,143
1,358	Global Indemnity PLC, Class A†	40,333
8,910	Greenhill & Co., Inc.(a)	210,008
10,095	Greenlight Capital Re, Ltd., Class A†	206,342
4,505	Hallmark Financial Services, Inc.†	46,356
825	Hancock Holding Co.	26,755
2,448	Hanmi Financial Corp.	64,480
18,160	Heritage Financial Corp.	325,972
850	Heritage Insurance Holdings, Inc.	12,248
2,690	Home BancShares, Inc.	55,979
9,985	HomeStreet, Inc.†	250,224
485	HomeTrust Bancshares, Inc.†	8,973
2,229	Hope Bancorp, Inc.	38,718
975	Horace Mann Educators Corp.	35,734
1,570	Independent Bank Corp.	26,423
828	Infinity Property & Casualty Corp.	68,418
490	Invesco Mortgage Capital, Inc.(b)	7,463
19,415	Investors Bancorp, Inc.	233,174
12,819	Manning & Napier, Inc., Class A(a)	90,887
2,775	MB Financial, Inc.	105,561
1,099	Mercantile Bank Corp.	29,508
9,630	Meridian Bancorp, Inc.	149,939
16,243	MGIC Investment Corp.†	129,944
435	National Western Life Group, Inc., Class A	89,336
924	Navigators Group, Inc. (The)	89,554
1,491	NBT Bancorp, Inc.(a)	49,009
1,365	New Residential Investment Corp.(b)	18,851
3,940	NMI Holdings, Inc., Class A†	30,023
5,640	Northfield Bancorp, Inc.(a)	90,804
830	Northrim Bancorp, Inc.	21,372
3,760	Northwest Bancshares, Inc.	59,069
5,030	OFG Bancorp	50,853
910	OM Asset Management PLC	12,658
800	Oppenheimer Holdings, Inc., Class A	11,432
946	Oritani Financial Corp.	14,871
682	Pacific Continental Corp.(a)	11,471
10,614	PacWest Bancorp	455,447
7,025	PennyMac Mortgage Investment Trust(b)	109,450
6,230	PHH Corp.†	90,024
539	Pinnacle Financial Partners, Inc.	29,149
589	Piper Jaffray Cos.†	28,449
710	PrivateBancorp, Inc., Class A	32,603
1,545	Prosperity Bancshares, Inc.	84,805
105	Provident Financial Holdings, Inc.(a)	2,054
294	Provident Financial Services, Inc.	6,242
2,916	Pzena Investment Management, Inc., Class A	22,453
7,285	Radian Group, Inc.	98,712
7,395	Redwood Trust, Inc.(b)	104,713
460	Renasant Corp.	15,470
1,637	Republic Bancorp, Inc., Class A	50,878
8,903	Resource Capital Corp.(a) (b)	114,047
1,123	S&T Bancorp, Inc.	32,556
3,405	Safeguard Scientifics, Inc.†	44,129
1,149	Simmons First National Corp., Class A	57,335
1,142	Southwest Bancorp, Inc.	21,687

Shares		Value
Financials — (continued)
1,190	State Auto Financial Corp.(a)	$28,334
1,435	Sterling Bancorp	25,113
2,980	Territorial Bancorp, Inc.	85,407
1,100	Texas Capital Bancshares, Inc.†	60,412
9,710	Third Point Reinsurance, Ltd.†	116,520
1,535	TriState Capital Holdings, Inc.†(a)	24,790
4,590	Umpqua Holdings Corp.	69,080
1,061	United Fire Group, Inc.	44,901
426	United Insurance Holdings Corp.(a)	7,233
2,230	Univest Corp of Pennsylvania(a)	52,093
140	Virtus Investment Partners, Inc.(a)	13,700
9,905	Waddell & Reed Financial, Inc., Class A	179,875
4,050	Washington Federal, Inc.	108,054
45	Waterstone Financial, Inc.	765
14,660	Western Alliance Bancorp†	550,336
945	Wintrust Financial Corp.	52,514
		8,887,003
Health Care — 4.8%
140	Almost Family, Inc.†	5,148
265	AMAG Pharmaceuticals, Inc.†(a)	6,495
430	Amphastar Pharmaceuticals, Inc.†	8,157
6,140	Analogic Corp.	544,004
4,030	Aratana Therapeutics, Inc.†	37,721
6,765	Array BioPharma, Inc.†(a)	45,664
8,670	Chimerix, Inc.†(a)	48,032
4,672	Community Health Systems, Inc.†(a)	53,915
1,204	CONMED Corp.	48,232
1,150	CryoLife, Inc.	20,206
1,480	Exactech, Inc.†	40,004
1,815	Haemonetics Corp.†	65,721
820	HealthEquity, Inc.†	31,037
126	HealthSouth Corp.(a)	5,112
1,900	Healthways, Inc.†	50,274
495	ICU Medical, Inc.†	62,558
10,365	ImmunoGen, Inc.†(a)	27,778
7,980	Impax Laboratories, Inc.†	189,126
8,230	Infinity Pharmaceuticals, Inc.†(a)	12,839
1,015	Invacare Corp.	11,338
1,191	Magellan Health, Inc.†	63,992
6,450	Meridian Bioscience, Inc.	124,421
785	Merit Medical Systems, Inc.†	19,068
799	National HealthCare Corp.	52,726
315	NewLink Genetics Corp.†(a)	4,731
280	OraSure Technologies, Inc.†	2,232
820	Orthofix International NV†	35,071
785	Owens & Minor, Inc.	27,263
63	PharMerica Corp.†	1,768
1,680	Quality Systems, Inc.	19,018
385	Revance Therapeutics, Inc.†(a)	6,241
7,175	Vocera Communications, Inc.†	121,257
365	Wright Medical Group NV†(a)	8,953
		1,800,102
Industrials — 9.9%
1,032	AAR Corp.	32,322
210	Actuant Corp., Class A	4,880
100	Aerojet Rocketdyne Holdings, Inc.†	1,758
640	Aerovironment, Inc.†	15,622
5,990	Albany International Corp., Class A	253,856
2,930	Applied Industrial Technologies, Inc.	136,949
2,415	ARC Document Solutions, Inc.†	9,032
5,920	Brady Corp., Class A	204,891
43	Briggs & Stratton Corp.	802
1,960	CAI International, Inc.†	16,209

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
2,959	Casella Waste Systems, Inc., Class A†	$30,478
1,350	CEB, Inc.	73,535
3,785	Chart Industries, Inc.†	124,262
2,308	Comfort Systems USA, Inc.	67,647
2,190	DigitalGlobe, Inc.†	60,225
580	Ducommun, Inc.†	13,247
2,080	DXP Enterprises, Inc.†	58,635
7,820	EnerSys, Inc.	541,066
9,436	Ennis, Inc.	158,996
3,855	Essendant, Inc.	79,105
1,166	Esterline Technologies Corp.†	88,663
1,915	Federal Signal Corp.	25,393
6,010	General Cable Corp.	90,030
1,240	Global Brass & Copper Holdings, Inc.	35,824
7,450	GP Strategies Corp.†	183,419
2,380	Graham Corp.	45,458
365	Harsco Corp.	3,624
300	HNI Corp.	11,940
954	Hyster-Yale Materials Handling, Inc.	57,364
2,850	Interface, Inc., Class A	47,566
5,170	Kennametal, Inc.	150,033
1,315	Kimball International, Inc., Class B	17,016
1,675	Knoll, Inc.	38,274
745	LSI Industries, Inc.(a)	8,366
8,100	Marten Transport, Ltd.	170,100
125	Mercury Systems, Inc.†	3,071
729	Miller Industries, Inc.	16,614
200	Mobile Mini, Inc.	6,040
453	Moog, Inc., Class A†	26,972
650	Navigant Consulting, Inc.†	13,143
4,877	Orbital ATK, Inc.	371,774
575	Quad	15,364
6,909	Raven Industries, Inc.	159,114
1,495	Roadrunner Transportation Systems, Inc.†	11,930
1,210	Simpson Manufacturing Co., Inc.	53,180
1,097	Tennant Co.	71,086
4,430	Titan International, Inc.	44,832
1,985	Triton International, Ltd.	26,182
1,275	Wabash National Corp.†(a)	18,156
		3,694,045
Information Technology — 18.8%
3,225	ADTRAN, Inc.	61,726
5,740	Advanced Micro Devices, Inc.†(a)	39,663
290	Anixter International, Inc.†	18,705
6,700	AVX Corp.	92,393
8,040	Bankrate, Inc.†	68,179
1,575	Black Box Corp.	21,893
3,680	Bottomline Technologies de, Inc.†	85,781
3,155	Brooks Automation, Inc.	42,940
300	Cardtronics PLC†	13,380
439	Cavium, Inc.†(a)	25,550
805	ChannelAdvisor Corp.†	10,409
6,055	Coherent, Inc.†	669,320
4,988	Cohu, Inc.	58,559
6,924	Comtech Telecommunications Corp.	88,696
11,955	Cray, Inc.†	281,421
2,098	CTS Corp.	39,023
1,230	Daktronics, Inc.	11,734
4,806	Digi International, Inc.†	54,788
561	DSP Group, Inc.†	6,738
1,720	EarthLink Holdings Corp.	10,664
9,910	Electronics For Imaging, Inc.†	484,797
6,555	EnerNOC, Inc.†(a)	35,463
31,800	Entegris, Inc.†	553,956

Shares		Value
Information Technology — (continued)
2,595	Euronet Worldwide, Inc.†	$212,349
217	FARO Technologies, Inc.†	7,801
2,775	Finisar Corp.†	82,695
325	FormFactor, Inc.†	3,526
1,600	Immersion Corp.†(a)	13,056
450	Infinera Corp.†	4,064
2,637	Insight Enterprises, Inc.†	85,834
17,585	Integrated Device Technology, Inc.†	406,214
3,875	Intersil Corp., Class A	84,979
120	IntraLinks Holdings, Inc.†	1,207
3,365	Ixia†	42,063
165	IXYS Corp.	1,988
7,470	Kimball Electronics, Inc.†	103,534
118,525	Lattice Semiconductor Corp.†	769,227
8,143	Liquidity Services, Inc.†	91,527
885	ManTech International Corp., Class A	33,355
1,643	Mentor Graphics Corp.	43,441
96,240	Mitel Networks Corp.†	708,326
2,515	MKS Instruments, Inc.	125,071
2,055	MTS Systems Corp.	94,592
2,334	Nanometrics, Inc.†	52,142
634	NETGEAR, Inc.†	38,351
27,430	Novanta, Inc.†	475,910
60	NVE Corp.	3,536
333	Park Electrochemical Corp.	5,784
3,949	Photronics, Inc.†	40,714
970	Plexus Corp.†	45,377
3,060	Progress Software Corp.	83,232
160	Reis, Inc.	3,274
780	Rogers Corp.†	47,642
4,060	Rubicon Project, Inc.†	33,617
436	ScanSource, Inc.†	15,914
154	Semtech Corp.†	4,270
4,080	ShoreTel, Inc.†	32,640
8,060	Silicon Graphics International Corp.†	62,062
766	Silicon Laboratories, Inc.†	45,041
495	Silver Spring Networks, Inc.†	7,019
5,655	Sonus Networks, Inc.†	43,996
100	Super Micro Computer, Inc.†	2,337
4,400	Telenav, Inc.†	25,212
730	Tessera Technologies, Inc.	28,061
3,300	TiVo Corp.†	64,284
5,785	Ultratech, Inc.†	133,518
630	Veeco Instruments, Inc.†	12,367
490	Vishay Intertechnology, Inc.(a)	6,904
		7,003,831
Materials — 8.6%
1,090	A Schulman, Inc.	31,741
5,770	American Vanguard Corp.	92,666
15,190	Boise Cascade Co.†	385,826
5,670	Calgon Carbon Corp.	86,014
337	Carpenter Technology Corp.	13,905
5,745	Century Aluminum Co.†	39,928
2,615	Deltic Timber Corp.	177,114
4,695	Ferroglobe PLC	42,396
1,968	FutureFuel Corp.	22,199
3,867	Greif, Inc., Class A	191,764
1,550	Innophos Holdings, Inc.	60,496
1,955	Innospec, Inc.	118,884
510	Kaiser Aluminum Corp.	44,110
185	KMG Chemicals, Inc.	5,241
1,500	Kronos Worldwide, Inc.(a)	12,435
18,225	Louisiana-Pacific Corp.†	343,177

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Materials — (continued)
2,750	LSB Industries, Inc.†(a)	$23,595
14,095	Materion Corp.	432,857
2,345	Neenah Paper, Inc.	185,279
335	Olympic Steel, Inc.	7,404
8,725	PH Glatfelter Co.	189,158
4,310	Schnitzer Steel Industries, Inc., Class A	90,079
5,365	Schweitzer-Mauduit International, Inc.	206,874
555	Sensient Technologies Corp.	42,069
7,925	Stillwater Mining Co.†	105,878
3,865	SunCoke Energy, Inc.	30,997
3,305	TimkenSteel Corp.	34,537
1,880	Tredegar Corp.	34,949
10,390	Tronox, Ltd., Class A(a)	97,354
1,375	Worthington Industries, Inc.	66,041
		3,214,967
Real Estate — 8.9%
1,130	Acadia Realty Trust(b)	40,951
1,755	Alexander & Baldwin, Inc.	67,427
5,480	Ashford Hospitality Prime, Inc.(b)	77,268
1,565	Ashford Hospitality Trust, Inc.(b)	9,218
33,080	Brandywine Realty Trust(b)	516,710
17,155	CBL & Associates Properties, Inc.(b)	208,262
10,728	Cedar Realty Trust, Inc.(b)	77,242
5,075	Chesapeake Lodging Trust(b)	116,217
1,880	Cousins Properties, Inc.(b)	19,627
570	DiamondRock Hospitality Co.(b)	5,187
2,871	Equity One, Inc.(b)	87,881
4,130	FelCor Lodging Trust, Inc.(b)	26,556
41,065	Forestar Group, Inc.†(a)	480,871
2,380	Geo Group, Inc. (The)(a) (b)	56,596
555	Government Properties Income Trust(a) (b)	12,554
2,610	Gramercy Property Trust(b)	25,160
480	Kite Realty Group Trust(b)	13,306
8,710	LaSalle Hotel Properties(b)	207,908
9,255	Lexington Realty Trust(b)	95,326
935	Life Storage, Inc.(b)	83,159
1,304	Pennsylvania Real Estate Investment Trust(a) (b)	30,031
750	Potlatch Corp.(b)	29,168
175	PS Business Parks, Inc.(b)	19,875
29,830	Ramco-Gershenson Properties Trust(b)	559,014
2,680	RE, Class A	117,330
3,404	RLJ Lodging Trust(b)	71,586
2,975	Sabra Health Care, Inc.(b)	74,911
2,060	Select Income(b)	55,414
3,070	STORE Capital Corp.(b)	90,473
2,795	Sunstone Hotel Investors, Inc.(b)	35,748
		3,310,976
Telecommunication Services — 0.1%
5,035	Cincinnati Bell, Inc.†	20,543

Utilities — 3.5%
1,715	ALLETE, Inc.	102,248
2,079	American States Water Co.	83,264
3,900	Artesian Resources Corp., Class A	111,306
345	Avista Corp.	14,417
10,880	Dynegy, Inc., Class A†(a)	134,803
1,139	El Paso Electric Co.	53,271
683	MGE Energy, Inc.	38,596
2,125	New Jersey Resources Corp.	69,828
765	Northwest Natural Gas Co.	45,984
960	NorthWestern Corp.	55,229

Shares		Value
Utilities — (continued)
804	ONE Gas, Inc.	$49,719
280	Otter Tail Corp.	9,685
12,765	PNM Resources, Inc.	417,671
603	Portland General Electric Co.	25,682
744	Southwest Gas Corp.	51,976
1,410	York Water Co.(a)	41,821
		1,305,500
Total Common Stock
(Cost $30,015,387)		35,940,676

SHORT-TERM INVESTMENTS (c) — 8.7%
1,197,768	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	1,197,768
2,050,678	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.505%(d)	2,050,678

Total Short-Term Investments
(Cost $3,248,446)		3,248,446
Total Investments — 105.2%
(Cost $33,263,833) ‡		39,189,122
Other Assets & Liabilities, Net — (5.2)%		(1,934,873)
NET ASSETS — 100.0%		$37,254,249

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at September 30, 2016. The total market value of securities on loan at September 30, 2016 was $1,683,443.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2016.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2016 was $2,050,678.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,415,599.

‡	At September 30, 2016, the tax basis cost of the Portfolio's investments was $33,263,833, and the unrealized appreciation and depreciation were $6,851,083 and $(925,794), respectively.

Ltd. — Limited
PLC— Public Limited Company

As of September 30, 2016 all of the Portfolio’s investments were considered Level 1. For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.6%
Consumer Discretionary — 12.7%
300	1-800-Flowers.com, Inc., Class A†	$2,751
90	A H Belo Corp., Class A	662
400	Aaron's, Inc.	10,168
425	Abercrombie & Fitch Co., Class A	6,753
591	Advance Auto Parts, Inc.	88,130
3,423	Amazon.com, Inc.†	2,866,112
356	AMC Networks, Inc., Class A†	18,462
550	American Axle & Manufacturing Holdings, Inc.†	9,471
1,225	American Eagle Outfitters, Inc.	21,878
300	American Public Education, Inc.†	5,943
1,350	Apollo Education Group, Inc., Class A†(a)	10,732
450	Aramark	17,114
1,789	Ascena Retail Group, Inc.†	10,001
200	Ascent Capital Group, Inc., Class A†(a)	4,634
648	Autoliv, Inc.(a)	69,206
525	AutoNation, Inc.†	25,573
206	AutoZone, Inc.†	158,278
347	Barnes & Noble Education, Inc.†	3,321
550	Barnes & Noble, Inc.	6,215
200	Beazer Homes USA, Inc.†(a)	2,332
1,125	Bed Bath & Beyond, Inc.	48,499
1,625	Best Buy Co., Inc.	62,042
200	Big 5 Sporting Goods Corp.	2,724
200	Big Lots, Inc.(a)	9,550
300	BJ's Restaurants, Inc.†	10,665
250	Blue Nile, Inc.†	8,605
1,610	BorgWarner, Inc.	56,640
725	Boyd Gaming Corp.†	14,341
1,000	Bravo Brio Restaurant Group, Inc.†	4,780
500	Bridgepoint Education, Inc.†	3,435
300	Bright Horizons Family Solutions, Inc.†	20,067
475	Brinker International, Inc.(a)	23,954
550	Brunswick Corp.	26,829
350	Buckle, Inc. (The)(a)	8,411
166	Buffalo Wild Wings, Inc.†	23,363
300	Burlington Stores, Inc.†	24,306
500	Cabela's, Inc.†	27,465
534	CalAtlantic Group, Inc.	17,857
425	Caleres, Inc.	10,748
500	Callaway Golf Co.	5,805
500	Career Education Corp.†	3,395
1,380	CarMax, Inc.†(a)	73,623
300	Carmike Cinemas, Inc.†	9,807
3,550	Carnival Corp.	173,311
382	Carter's, Inc.	33,123
300	Cato Corp. (The), Class A	9,867
3,133	CBS Corp., Class B	171,500
1,817	Charter Communications, Inc., Class A†	490,536
300	Cheesecake Factory, Inc. (The)	15,018
1,300	Chico's FAS, Inc.	15,470
132	Children's Place Retail Stores, Inc. (The)(a)	10,543
137	Chipotle Mexican Grill, Inc., Class A†(a)	58,020
450	Choice Hotels International, Inc.	20,286
167	Churchill Downs, Inc.	24,440
775	Cinemark Holdings, Inc.	29,667
50	Citi Trends, Inc.	997
1,000	Clear Channel Outdoor Holdings, Inc., Class A†	5,840
2,200	Coach, Inc.	80,432
110	Collectors Universe, Inc.	2,038
400	Columbia Sportswear Co.	22,696
18,871	Comcast Corp., Class A	1,251,902

Shares		Value
Consumer Discretionary — (continued)
500	Conn's, Inc.†(a)	$5,160
425	Cooper Tire & Rubber Co.	16,159
206	Core-Mark Holding Co., Inc.(a)	7,375
191	Cracker Barrel Old Country Store, Inc.(a)	25,254
1,200	Crocs, Inc.†	9,960
50	CSS Industries, Inc.	1,279
679	CST Brands, Inc.	32,653
900	Dana Holding Corp.	14,031
975	Darden Restaurants, Inc.	59,787
325	Deckers Outdoor Corp.†(a)	19,354
200	Demand Media, Inc.†(a)	1,138
775	DeVry Education Group, Inc.(a)	17,872
527	Dick's Sporting Goods, Inc.	29,891
347	Dillard's, Inc., Class A	21,864
1,098	Discovery Communications, Inc., Class A†(a)	29,558
1,298	Discovery Communications, Inc., Class C†	34,150
1,675	DISH Network Corp., Class A†	91,757
446	Dollar General Corp.	31,216
1,894	Dollar Tree, Inc.†	149,493
279	Domino's Pizza, Inc.	42,366
300	Dorman Products, Inc.†	19,170
2,373	DR Horton, Inc.	71,665
154	Drew Industries, Inc.	15,095
550	DSW, Inc., Class A	11,264
528	Eldorado Resorts, Inc.†	7,424
20	Empire Resorts, Inc.†	405
250	Entercom Communications Corp., Class A	3,235
100	Entravision Communications Corp., Class A	763
526	EW Scripps Co. (The), Class A†	8,363
857	Expedia, Inc.	100,029
1,000	Express, Inc.†	11,790
200	Famous Dave's of America, Inc.†(a)	1,096
1,500	Federal-Mogul Holdings Corp.†	14,415
300	Fiesta Restaurant Group, Inc.†(a)	7,200
1,025	Foot Locker, Inc.	69,413
31,260	Ford Motor Co.	377,308
400	Fossil Group, Inc.†(a)	11,108
700	Fred's, Inc., Class A(a)	6,342
600	Gaia, Inc., Class A†(a)	4,320
1,025	GameStop Corp., Class A(a)	28,280
1,050	Gannett Co., Inc.	12,222
2,300	Gap, Inc. (The)	51,152
11,450	General Motors Co.	363,766
2,195	Gentex Corp.	38,544
375	Gentherm, Inc.†	11,783
1,112	Genuine Parts Co.	111,700
275	G-III Apparel Group, Ltd.†	8,016
100	Golden Entertainment, Inc.†	1,247
2,125	Goodyear Tire & Rubber Co. (The)	68,638
300	GoPro, Inc., Class A†(a)	5,004
200	Grand Canyon Education, Inc.†	8,078
1,000	Gray Television, Inc.†	10,360
45	Green Brick Partners, Inc.†	372
223	Group 1 Automotive, Inc.	14,245
400	Guess, Inc.	5,844
1,610	H&R Block, Inc.(a)	37,271
2,995	Hanesbrands, Inc.	75,624
1,450	Harley-Davidson, Inc.(a)	76,256
561	Harman International Industries, Inc.(a)	47,376
900	Hasbro, Inc.	71,397
219	Helen of Troy, Ltd.†	18,871
200	Hibbett Sports, Inc.†(a)	7,980
1,050	Hilton Worldwide Holdings, Inc.	24,076

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — (continued)
9,460	Home Depot, Inc. (The)	$1,217,313
200	Hooker Furniture Corp.	4,898
418	HSN, Inc.	16,636
300	Hyatt Hotels Corp., Class A†	14,766
450	Iconix Brand Group, Inc.†(a)	3,654
237	International Speedway Corp., Class A	7,921
3,022	Interpublic Group of Cos., Inc. (The)	67,542
1,491	Interval Leisure Group, Inc.	25,600
300	iRobot Corp.†(a)	13,194
2,192	J.C. Penney Co., Inc.†(a)	20,210
236	Jack in the Box, Inc.	22,642
200	John Wiley & Sons, Inc., Class A	10,322
300	K12, Inc.†	4,305
700	Kate Spade & Co.†	11,991
800	KB Home(a)	12,896
1,375	Kohl's Corp.	60,156
1,784	L Brands, Inc.	126,254
278	Lands' End, Inc.†(a)	4,031
3,477	Las Vegas Sands Corp.(a)	200,067
425	La-Z-Boy, Inc., Class Z	10,438
600	Lear Corp.	72,732
910	Leggett & Platt, Inc.	41,478
1,250	Lennar Corp., Class A	52,925
250	Libbey, Inc.	4,462
360	Liberty Braves Group, Class A†(a)	6,282
255	Liberty Braves Group, Class C†	4,432
900	Liberty Broadband Corp., Class A†	63,144
638	Liberty Broadband Corp., Class C†	45,604
2,725	Liberty Interactive Corp. QVC Group, Class A†	54,527
900	Liberty Media Group, Class A†(a)	25,785
638	Liberty Media Group, Class C†(a)	17,953
2,727	Liberty SiriusXM Group, Class A†	92,664
2,554	Liberty SiriusXM Group, Class C†	85,329
790	Liberty TripAdvisor Holdings, Inc., Class A†	17,262
953	Liberty Ventures, Ser A†	37,996
700	Lifetime Brands, Inc.(a)	9,422
1,250	Lions Gate Entertainment Corp.†(a)	24,988
234	Lithia Motors, Inc., Class A	22,352
912	Live Nation Entertainment, Inc.†	25,062
2,100	LKQ Corp.†	74,466
300	Loral Space & Communications, Inc.†	11,733
7,203	Lowe's Cos., Inc.	520,129
241	Lumber Liquidators Holdings, Inc.†(a)	4,740
2,523	Macy's, Inc.	93,477
193	Madison Square Garden Co.†	32,696
100	Marcus Corp.	2,504
700	Marine Products Corp.(a)	6,279
2,604	Marriott International, Inc., Class A(a)	175,354
155	Marriott Vacations Worldwide Corp.	11,365
2,555	Mattel, Inc.	77,365
7,136	McDonald's Corp.	823,209
571	MDC Holdings, Inc.	14,732
794	Media General, Inc.†	14,633
200	Meritage Homes Corp.†	6,940
3,600	MGM Resorts International†	93,708
492	Mohawk Industries, Inc.†	98,567
1,600	Monarch Casino & Resort, Inc.†	40,272
325	Monro Muffler Brake, Inc.	19,880
300	Motorcar Parts of America, Inc.†(a)	8,634
300	Movado Group, Inc.(a)	6,444
581	MSG Networks, Inc.†	10,812
296	Murphy USA, Inc.†(a)	21,123
200	NACCO Industries, Inc., Class A	13,592
500	National CineMedia, Inc.	7,360

Shares		Value
Consumer Discretionary — (continued)
50	Nautilus, Inc.†	$1,136
3,107	Netflix, Inc.†	306,195
301	New Media Investment Group, Inc.	4,666
1,050	New York Times Co. (The), Class A	12,548
3,990	Newell Brands, Inc.	210,113
2,853	News Corp., Class A	39,885
10,149	NIKE, Inc., Class B	534,345
1,000	Nordstrom, Inc.(a)	51,880
325	Norwegian Cruise Line Holdings, Ltd.†(a)	12,252
40	NVR, Inc.†	65,595
1,953	Omnicom Group, Inc.	166,005
750	O'Reilly Automotive, Inc.†	210,082
650	Orleans Homebuilders, Inc.† (e)	—
300	Overstock.com, Inc.†(a)	4,596
50	Oxford Industries, Inc.	3,385
200	Panera Bread Co., Class A†(a)	38,944
173	Papa John's International, Inc.(a)	13,641
350	Penske Automotive Group, Inc.(a)	16,863
100	Perry Ellis International, Inc.†	1,928
800	Pinnacle Entertainment, Inc.†	9,872
440	Polaris Industries, Inc.(a)	34,074
313	Pool Corp.	29,585
100	Popeyes Louisiana Kitchen, Inc.†	5,314
408	Priceline Group, Inc.†	600,368
2,340	PulteGroup, Inc.	46,894
643	PVH Corp.	71,051
406	Ralph Lauren Corp., Class A	41,063
1,500	RCI Hospitality Holdings, Inc.	17,295
925	Regal Entertainment Group, Class A(a)	20,119
200	Regis Corp.†	2,510
4,603	Restaurant Brands International, Inc.(a)	205,202
116	Restoration Hardware Holdings, Inc.†(a)	4,011
100	Rocky Brands, Inc.	1,057
2,875	Ross Stores, Inc.	184,862
1,218	Royal Caribbean Cruises, Ltd.	91,289
100	Salem Media Group, Inc., Class A(a)	588
700	Sally Beauty Holdings, Inc.†	17,976
325	Scholastic Corp.	12,792
1,500	Scientific Games Corp., Class A†(a)	16,905
626	Scripps Networks Interactive, Inc., Class A(a)	39,745
625	Sears Holdings Corp.†(a)	7,163
325	SeaWorld Entertainment, Inc.†(a)	4,381
188	Select Comfort Corp.†	4,061
223	Sequential Brands Group, Inc.†(a)	1,784
1,250	Service Corp. International	33,175
175	ServiceMaster Global Holdings, Inc.†	5,894
600	Shoe Carnival, Inc.	15,996
100	Shutterfly, Inc.†	4,464
620	Signet Jewelers, Ltd.	46,209
425	Sinclair Broadcast Group, Inc., Class A	12,274
15,600	Sirius XM Holdings, Inc.†(a)	65,052
600	Six Flags Entertainment Corp.	32,166
1,050	Skechers U.S.A., Inc., Class A†	24,045
475	Smith & Wesson Holding Corp.†(a)	12,630
300	Sonic Automotive, Inc., Class A	5,640
350	Sonic Corp.	9,163
428	Sotheby's†(a)	16,273
75	Spartan Motors, Inc.	718
400	Speedway Motorsports, Inc.	7,144
552	Stage Stores, Inc.(a)	3,097
300	Standard Motor Products, Inc.	14,328
5,675	Staples, Inc.	48,521
11,273	Starbucks Corp.	610,320
602	Starz†	18,776
300	Steven Madden, Ltd.†	10,368

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — (continued)
150	Superior Industries International, Inc.	$4,374
475	Tailored Brands, Inc.(a)	7,457
4,782	Target Corp.	328,428
2,100	TEGNA, Inc.	45,906
298	Tempur Sealy International, Inc.†(a)	16,908
450	Tenneco, Inc.†	26,221
795	Tesla Motors, Inc.†(a)	162,204
475	Texas Roadhouse, Inc., Class A	18,539
381	Thor Industries, Inc.	32,271
735	Tiffany & Co.(a)	53,383
6,461	Time Warner, Inc.	514,360
1,304	Time, Inc.	18,882
5,027	TJX Cos., Inc.	375,919
1,050	Toll Brothers, Inc.†	31,353
325	TopBuild Corp.†	10,790
1,061	Tractor Supply Co.	71,458
1,100	TRI Pointe Group, Inc.†	14,498
634	TripAdvisor, Inc.†	40,056
200	Tuesday Morning Corp.†	1,196
300	Tupperware Brands Corp.	19,611
7,788	Twenty-First Century Fox, Inc. ADR, Class A	188,625
469	Ulta Salon Cosmetics & Fragrance, Inc.†	111,613
2,725	Under Armour, Inc., Class A†(a)	105,403
1,611	Under Armour, Inc., Class C†	54,548
200	Universal Electronics, Inc.†	14,892
800	Urban Outfitters, Inc.†	27,616
138	Vail Resorts, Inc.	21,649
2,675	VF Corp.	149,934
2,482	Viacom, Inc., Class B	94,564
400	Vista Outdoor, Inc.†	15,944
100	Visteon Corp.†	7,166
300	Vitamin Shoppe, Inc.†	8,055
12,337	Walt Disney Co. (The)	1,145,614
296	Weight Watchers International, Inc.†(a)	3,055
2,500	Wendy's Co. (The)	27,000
604	Whirlpool Corp.	97,945
500	Williams-Sonoma, Inc.(a)	25,540
500	Winnebago Industries, Inc.	11,785
725	Wolverine World Wide, Inc.	16,697
600	World Wrestling Entertainment, Inc., Class A(a)	12,780
876	Wyndham Worldwide Corp.	58,981
721	Wynn Resorts, Ltd.(a)	70,240
3,348	Yum! Brands, Inc.	304,032
300	Zumiez, Inc.†(a)	5,400
		22,011,571
Consumer Staples — 9.2%
200	Alico, Inc.(a)	5,372
16,075	Altria Group, Inc.	1,016,422
75	Andersons, Inc. (The)	2,714
4,311	Archer-Daniels-Midland Co.	181,795
2,600	Avon Products, Inc.†	14,716
550	B&G Foods, Inc., Class A	27,049
100	Boston Beer Co., Inc. (The), Class A†(a)	15,526
2,456	Brown-Forman Corp., Class B	116,513
1,050	Bunge, Ltd.	62,192
18	Cal-Maine Foods, Inc.†(a)	694
1,650	Campbell Soup Co.	90,255
287	Casey's General Stores, Inc.	34,483
1,906	Church & Dwight Co., Inc.	91,336
950	Clorox Co. (The)	118,921
32,140	Coca-Cola Co. (The)	1,360,165
2,095	Coca-Cola European Partners PLC	83,591
6,861	Colgate-Palmolive Co.	508,675
3,473	ConAgra Foods, Inc.	163,613

Shares		Value
Consumer Staples — (continued)
1,362	Constellation Brands, Inc., Class A	$226,759
3,561	Costco Wholesale Corp.	543,088
325	Coty, Inc., Class A(a)	7,638
8,730	CVS Health Corp.	776,883
1,067	Dean Foods Co.	17,499
1,397	Dr. Pepper Snapple Group, Inc.	127,560
446	Edgewell Personal Care Co.†	35,466
592	Energizer Holdings, Inc.	29,576
1,581	Estee Lauder Cos., Inc. (The), Class A	140,013
1,580	Flowers Foods, Inc.(a)	23,890
100	Fresh Del Monte Produce, Inc.	5,990
4,575	General Mills, Inc.	292,251
900	Hain Celestial Group, Inc. (The)†(a)	32,022
650	Herbalife, Ltd.†(a)	40,293
1,250	Hershey Co. (The)	119,500
2,175	Hormel Foods Corp.	82,498
1,350	HRG Group, Inc.†	21,195
150	Ingles Markets, Inc., Class A	5,931
541	Ingredion, Inc.	71,986
300	Inter Parfums, Inc.	9,681
70	J&J Snack Foods Corp.	8,338
952	JM Smucker Co. (The)	129,034
2,203	Kellogg Co.	170,666
2,927	Kimberly-Clark Corp.	369,212
4,995	Kraft Heinz Co.	447,102
6,825	Kroger Co. (The)	202,566
112	Lancaster Colony Corp.	14,794
70	Mannatech, Inc.	1,255
777	McCormick & Co., Inc.	77,638
1,224	Mead Johnson Nutrition Co., Class A	96,708
200	MGP Ingredients, Inc.(a)	8,104
1,163	Molson Coors Brewing Co., Class B	127,697
12,746	Mondelez International, Inc., Class A	559,549
1,182	Monster Beverage Corp.†	173,529
325	Nu Skin Enterprises, Inc., Class A	21,054
11,741	PepsiCo, Inc.	1,277,069
11,254	Philip Morris International, Inc.	1,094,114
650	Pilgrim's Pride Corp.†	13,728
375	Pinnacle Foods, Inc.	18,814
438	Post Holdings, Inc.†	33,800
215	PriceSmart, Inc.	18,008
21,870	Procter & Gamble Co. (The)	1,962,832
7,225	Reynolds American, Inc.	340,659
8,525	Rite Aid Corp.†	65,557
70	Rocky Mountain Chocolate Factory, Inc.	734
143	Sanderson Farms, Inc.(a)	13,775
710	Snyder's-Lance, Inc.	23,842
400	SpartanNash Co.	11,568
300	Sprouts Farmers Market, Inc.†(a)	6,195
2,050	SUPERVALU, Inc.†	10,230
4,625	Sysco Corp.	226,671
27	Tootsie Roll Industries, Inc.(a)	994
385	TreeHouse Foods, Inc.†(a)	33,568
1,911	Tyson Foods, Inc., Class A	142,694
450	United Natural Foods, Inc.†	18,018
59	USANA Health Sciences, Inc.†	8,163
813	Vector Group, Ltd.(a)	17,497
7,850	Walgreens Boots Alliance, Inc.	632,867
13,079	Wal-Mart Stores, Inc.	943,257
45	WD-40 Co.	5,059
821	WhiteWave Foods Co., Class A†	44,687
2,425	Whole Foods Market, Inc.	68,749
		15,944,146
Energy — 6.8%
250	Alon USA Energy, Inc.(a)	2,015
4,189	Anadarko Petroleum Corp.	265,415

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Energy — (continued)
800	Antero Resources Corp.†	$21,560
2,913	Apache Corp.	186,053
812	Archrock, Inc.	10,621
600	Atwood Oceanics, Inc.†(a)	5,214
3,395	Baker Hughes, Inc.	171,346
400	Bill Barrett Corp.†	2,224
300	BP Prudhoe Bay Royalty Trust	5,598
200	Bristow Group, Inc.(a)	2,804
3,325	Cabot Oil & Gas Corp.	85,785
472	California Resources Corp.†(a)	5,900
1,500	Callon Petroleum Co.†	23,550
150	CARBO Ceramics, Inc.†(a)	1,641
400	Carrizo Oil & Gas, Inc.†(a)	16,248
1,925	Cheniere Energy, Inc.†	83,930
6,875	Chesapeake Energy Corp.†(a)	43,106
15,485	Chevron Corp.	1,593,716
696	Cimarex Energy Co.	93,522
113	Clayton Williams Energy, Inc.†(a)	9,655
816	Concho Resources, Inc.†	112,078
9,517	ConocoPhillips	413,704
1,650	Consol Energy, Inc.†(a)	31,680
830	Continental Resources, Inc.†	43,127
200	Cross Timbers Royalty Trust	3,662
78	Dawson Geophysical Co.†	595
175	Delek US Holdings, Inc.	3,026
4,116	Devon Energy Corp.	181,557
850	Diamond Offshore Drilling, Inc.†(a)	14,969
414	Diamondback Energy, Inc.†	39,968
145	Dril-Quip, Inc.†	8,082
842	Enbridge Energy Management LLC†	21,420
790	Energen Corp.†	45,599
1,550	EnLink Midstream LLC(a)	25,962
4,088	EOG Resources, Inc.	395,350
1,260	EQT Corp.	91,501
300	Era Group, Inc.†	2,415
406	Exterran Corp.†	6,366
34,274	Exxon Mobil Corp.	2,991,435
1,606	FMC Technologies, Inc.†	47,650
300	Forum Energy Technologies, Inc.†	5,958
226	Geospace Technologies Corp.†(a)	4,402
300	Green Plains, Inc.(a)	7,860
381	Gulf Island Fabrication, Inc.(a)	3,505
900	Gulfport Energy Corp.†	25,425
6,531	Halliburton Co.	293,111
1,000	Helix Energy Solutions Group, Inc.†	8,130
550	Helmerich & Payne, Inc.(a)	37,015
2,324	Hess Corp.	124,613
1,158	HollyFrontier Corp.(a)	28,371
500	Hornbeck Offshore Services, Inc.†(a)	2,750
10,135	Kinder Morgan, Inc.	234,423
800	Laredo Petroleum, Inc.†	10,320
6,297	Marathon Oil Corp.	99,556
4,306	Marathon Petroleum Corp.	174,781
375	Matador Resources Co.†	9,127
450	Matrix Service Co.†	8,442
2,875	McDermott International, Inc.†(a)	14,404
1,025	Murphy Oil Corp.	31,160
1,975	Nabors Industries, Ltd.	24,016
2,661	National Oilwell Varco, Inc.	97,765
1,525	Newfield Exploration Co.†	66,276
875	Newpark Resources, Inc.†	6,440
2,512	Noble Energy, Inc.	89,779
6,275	Occidental Petroleum Corp.	457,573
500	Oceaneering International, Inc.	13,755
200	Oil States International, Inc.†	6,314
1,525	ONEOK, Inc.	78,370

Shares		Value
Energy — (continued)
1	Pacific Ethanol, Inc.†	$7
650	Parsley Energy, Inc., Class A†	21,781
1,100	Patterson-UTI Energy, Inc.	24,607
975	PBF Energy, Inc., Class A(a)	22,074
375	PDC Energy, Inc.†	25,147
3,675	Phillips 66	296,021
675	Pioneer Energy Services Corp.†	2,727
1,258	Pioneer Natural Resources Co.	233,548
2,200	QEP Resources, Inc.†	42,966
1,039	Range Resources Corp.	40,271
109	Renewable Energy Group, Inc.†(a)	923
675	Rice Energy, Inc.†	17,624
900	Rowan PLC, Class A†	13,644
1,012	RPC, Inc.†(a)	17,002
600	RSP Permian, Inc.†	23,268
325	Sanchez Energy Corp.†(a)	2,873
11,424	Schlumberger, Ltd.	898,383
450	SemGroup Corp., Class A	15,912
1,000	Ship Finance International, Ltd.(a)	14,730
450	SM Energy Co.	17,361
3,325	Southwestern Energy Co.†	46,018
5,741	Spectra Energy Corp.	245,428
1,131	Superior Energy Services, Inc.†	20,245
1,175	Synergy Resources Corp.†(a)	8,143
1,255	Targa Resources Corp.	61,633
775	Teekay Corp.(a)	5,975
944	Tesoro Corp.	75,105
850	TETRA Technologies, Inc.†	5,194
1,600	Trico Marine Services, Inc.† (e)	—
500	Unit Corp.†	9,300
3,814	Valero Energy Corp.	202,142
840	Western Refining, Inc.	22,226
300	Westmoreland Coal Co.†(a)	2,658
1,922	Whiting Petroleum Corp.†(a)	16,798
5,775	Williams Cos., Inc. (The)	177,466
475	World Fuel Services Corp.	21,973
1,925	WPX Energy, Inc.†	25,391
		11,750,254
Financials — 13.7%
428	Affiliated Managers Group, Inc.†	61,932
3,100	Aflac, Inc.	222,797
127	Alleghany Corp.†	66,678
3,075	Allstate Corp. (The)	212,728
4,200	Ally Financial, Inc.	81,774
33	Altisource Residential Corp., Class B(b)	360
2,500	American Capital Agency Corp.† (b)	48,850
575	American Capital Mortgage Investment Corp.† (b)	9,884
1,875	American Capital, Ltd.†	31,706
1,100	American Equity Investment Life Holding Co.	19,503
6,983	American Express Co.	447,191
700	American Financial Group, Inc.	52,500
8,750	American International Group, Inc.	519,225
181	American National Insurance Co.	22,075
1,275	Ameriprise Financial, Inc.	127,207
300	Ameris Bancorp	10,485
664	AmTrust Financial Services, Inc.	17,815
6,939	Annaly Capital Management, Inc.(b)	72,860
1,500	Anworth Mortgage Asset Corp.(b)	7,380
600	Apollo Commercial Real Estate Finance, Inc.(a) (b)	9,822
2,675	Apollo Investment Corp.	15,515
200	Arbor Realty Trust, Inc.(b)	1,484
619	Arch Capital Group, Ltd.†	49,062
2,750	Ares Capital Corp.(a)	42,625

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
363	Argo Group International Holdings, Ltd.	$20,480
4	Arlington Asset Investment Corp., Class A(a)	59
1,225	Arthur J. Gallagher & Co.	62,316
300	Artisan Partners Asset Management, Inc., Class A	8,160
6	Ashford, Inc.†	284
350	Aspen Insurance Holdings, Ltd.	16,306
1,200	Associated Bancorp	23,508
444	Assurant, Inc.	40,959
1,075	Assured Guaranty, Ltd.	29,831
700	Astoria Financial Corp.	10,220
475	Axis Capital Holdings, Ltd.	25,807
50	Bancorp, Inc.†(a)	321
675	BancorpSouth, Inc.	15,660
84,398	Bank of America Corp.	1,320,829
450	Bank of Hawaii Corp.	32,679
8,838	Bank of New York Mellon Corp. (The)	352,459
765	Bank of the Ozarks, Inc.	29,376
700	BankFinancial Corp.(a)	8,890
375	BankUnited, Inc.	11,325
300	Banner Corp.	13,122
6,790	BB&T Corp.	256,119
4	BBX Capital Corp., Class A†(a)	83
549	Beneficial Bancorp, Inc.	8,076
16,467	Berkshire Hathaway, Inc., Class B†	2,378,987
2,300	BGC Partners, Inc., Class A	20,125
1,042	BlackRock, Inc., Class A	377,683
900	Blackstone Mortgage Trust, Inc., Class A(b)	26,505
400	BNC Bancorp	9,728
672	BofI Holding, Inc.†(a)	15,053
300	BOK Financial Corp.(a)	20,691
1,000	Boston Private Financial Holdings, Inc.	12,830
500	Brookline Bancorp, Inc.	6,095
900	Brown & Brown, Inc.	33,939
100	Camden National Corp.	4,774
30	Capital Bank Financial Corp., Class A(a)	963
350	Capital City Bank Group, Inc.(a)	5,170
4,210	Capital One Financial Corp.	302,404
1,000	Capitol Federal Financial, Inc.	14,070
700	Capstead Mortgage Corp.(a) (b)	6,601
100	Cardinal Financial Corp.	2,609
463	Cathay General Bancorp(a)	14,251
100	CBOE Holdings, Inc.	6,485
9,589	Charles Schwab Corp. (The)	302,725
498	Charter Financial Corp.	6,414
200	Chemical Financial Corp.	8,826
1,455	Chimera Investment Corp.(b)	23,207
1,487	Chubb, Ltd.	186,842
23	CIFC Corp.	257
1,135	Cincinnati Financial Corp.	85,602
1,350	CIT Group, Inc.	49,005
24,115	Citigroup, Inc.	1,138,951
1,675	Citizens Financial Group, Inc.	41,389
2,338	CME Group, Inc., Class A	244,368
300	CNA Financial Corp.	10,323
1,625	CNO Financial Group, Inc.	24,814
750	CoBiz Financial, Inc.(a)	9,983
50	Cohen & Steers, Inc.(a)	2,138
1,250	Colony Capital, Inc., Class A(b)	22,788
276	Columbia Banking System, Inc.	9,031
1,083	Comerica, Inc.	51,248
656	Commerce Bancshares, Inc.	32,315
200	Community Bank System, Inc.	9,622
110	Community Trust Bancorp, Inc.	4,082
200	Crawford & Co., Class B(a)	2,270

Shares		Value
Financials — (continued)
112	Credit Acceptance Corp.†(a)	$22,520
432	Cullen/Frost Bankers, Inc.(a)	31,078
1,000	CVB Financial Corp.	17,610
1,575	CYS Investments, Inc.(b)	13,734
3,375	Discover Financial Services	190,856
1,100	Donegal Group, Inc., Class A	17,721
2,078	E*Trade Financial Corp.†	60,511
300	Eagle Bancorp, Inc.†	14,799
1,025	East West Bancorp, Inc.	37,628
850	Eaton Vance Corp.	33,193
175	eHealth, Inc.†	1,962
425	Ellington Financial LLC	7,085
375	Employers Holdings, Inc.	11,186
200	Encore Capital Group, Inc.†(a)	4,496
588	Endurance Specialty Holdings, Ltd.	38,485
297	Enova International, Inc.†	2,875
120	Enstar Group, Ltd.†	19,736
50	Enterprise Financial Services Corp.	1,563
174	Erie Indemnity Co., Class A	17,760
350	Evercore Partners, Inc., Class A	18,029
226	Everest Re Group, Ltd.	42,933
1,000	Ezcorp, Inc., Class A†(a)	11,060
350	FactSet Research Systems, Inc.	56,735
10,175	Fannie Mae†	17,196
300	FBL Financial Group, Inc., Class A	19,191
700	Federated Investors, Inc., Class B	20,741
200	Federated National Holding Co.	3,738
1,750	Fifth Street Finance Corp.(a)	10,168
6,251	Fifth Third Bancorp	127,895
225	Financial Engines, Inc.(a)	6,685
1,200	Financial Institutions, Inc.	32,532
527	First American Financial Corp.	20,701
300	First BanCorp	5,937
2,516	First BanCorp Puerto Rico†(a)	13,083
50	First Citizens BancShares, Inc., Class A(a)	14,695
800	First Commonwealth Financial Corp.	8,072
425	First Community Bancshares, Inc.(a)	10,540
575	First Financial Bancorp	12,558
300	First Financial Bankshares, Inc.(a)	10,932
100	First Financial Corp.	4,068
1,583	First Horizon National Corp.	24,109
425	First Merchants Corp.	11,369
800	First Midwest Bancorp, Inc.	15,488
150	First Republic Bank	11,567
221	FirstCash, Inc.	10,405
1,650	FNB Corp.	20,295
2,259	FNF Group	83,380
3,221	Franklin Resources, Inc.	114,571
2,700	FS Investment Corp.(a)	25,569
1,850	Fulton Financial Corp.	26,862
3,550	Genworth Financial, Inc., Class A†	17,608
550	Glacier Bancorp, Inc.	15,686
3,231	Goldman Sachs Group, Inc. (The)	521,063
475	Golub Capital BDC, Inc.	8,821
550	Green Dot Corp., Class A†	12,683
300	Greenhill & Co., Inc.	7,071
200	Guaranty Bancorp(a)	3,570
100	Hallmark Financial Services, Inc.†	1,029
500	Hancock Holding Co.	16,215
69	Hanmi Financial Corp.	1,817
400	Hanover Insurance Group, Inc. (The)	30,168
3,125	Hartford Financial Services Group, Inc.	133,813
775	Hercules Capital, Inc.	10,509
50	Heritage Commerce Corp.	547
850	Hilltop Holdings, Inc.†	19,091
1,250	Home BancShares, Inc.	26,012

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
1,092	Hope Bancorp, Inc.	$18,968
375	Horace Mann Educators Corp.	13,744
10,422	Huntington Bancshares, Inc.	102,761
375	IBERIABANK Corp.	25,170
85	Impac Mortgage Holdings, Inc.†(a)	1,121
300	Independent Bank Corp.	16,227
500	Interactive Brokers Group, Inc., Class A(a)	17,635
895	Intercontinental Exchange, Inc.	241,077
400	International Bancshares Corp.	11,912
500	International FCStone, Inc.†	19,425
1,000	Invesco Mortgage Capital, Inc.(b)	15,230
3,400	Invesco, Ltd.	106,318
1,000	Investment Technology Group, Inc.(a)	17,140
1,325	Investors Bancorp, Inc.	15,913
1,425	Janus Capital Group, Inc.	19,964
30,334	JPMorgan Chase & Co.	2,019,941
828	Kearny Financial Corp.	11,269
300	Kemper Corp.	11,796
8,801	KeyCorp	107,108
375	LegacyTexas Financial Group, Inc.	11,861
750	Legg Mason, Inc.	25,110
90	LendingTree, Inc.†(a)	8,722
2,732	Leucadia National Corp.	52,017
1,900	Lincoln National Corp.	89,262
2,625	Loews Corp.	108,019
200	LPL Financial Holdings, Inc.(a)	5,982
1,172	M&T Bank Corp.	136,069
675	Maiden Holdings, Ltd.	8,566
475	Main Street Capital Corp.	16,307
138	Markel Corp.†	128,170
250	MarketAxess Holdings, Inc.	41,397
4,295	Marsh & McLennan Cos., Inc.	288,839
540	MB Financial, Inc.	20,542
1,900	MBIA, Inc.†	14,801
600	Medallion Financial Corp.(a)	2,532
300	Mercury General Corp.	16,455
7,671	MetLife, Inc.	340,823
2,250	MFA Financial, Inc.(b)	16,830
1,500	MGIC Investment Corp.†	12,000
1,359	Moody's Corp.	147,153
13,200	Morgan Stanley	423,192
207	Morningstar, Inc.	16,409
641	MSCI, Inc., Class A	53,806
1,025	NASDAQ OMX Group, Inc. (The)	69,229
525	National General Holdings Corp.	11,676
400	National Interstate Corp.	13,012
2,050	Navient Corp.	29,664
200	NBT Bancorp, Inc.(a)	6,574
325	Nelnet, Inc., Class A	13,120
650	New Mountain Finance Corp.(a)	8,944
1,400	New Residential Investment Corp.(b)	19,334
3,662	New York Community Bancorp, Inc.(a)	52,110
695	Newcastle Investment Corp.(b)	3,148
1,875	Northern Trust Corp.	127,481
1,428	NorthStar Asset Management Group, Inc.	18,464
875	Northwest Bancshares, Inc.	13,746
1,100	Oaktree Capital Group LLC, Class A	46,640
432	OFG Bancorp	4,368
1,500	Old National Bancorp	21,090
2,161	Old Republic International Corp.	38,077
400	Old Second Bancorp, Inc.(a)	3,324
600	OneBeacon Insurance Group, Ltd., Class A	8,568
300	OneMain Holdings, Inc., Class A†(a)	9,285
400	Oritani Financial Corp.	6,288
817	PacWest Bancorp	35,057
87	Park National Corp.	8,352

Shares		Value
Financials — (continued)
775	PennyMac Mortgage Investment Trust(b)	$12,075
2,322	People's United Financial, Inc.(a)	36,734
573	PHH Corp.†	8,280
350	Pinnacle Financial Partners, Inc.	18,928
300	Piper Jaffray Cos.†	14,490
4,103	PNC Financial Services Group, Inc.	369,639
782	Popular, Inc.	29,888
300	PRA Group, Inc.†	10,362
200	Preferred Bank	7,150
300	Primerica, Inc.(a)	15,909
2,150	Principal Financial Group, Inc.	110,746
697	PrivateBancorp, Inc., Class A	32,006
530	ProAssurance Corp.	27,814
4,475	Progressive Corp. (The)	140,962
3,375	Prospect Capital Corp.(a)	27,337
500	Prosperity Bancshares, Inc.	27,445
600	Provident Financial Services, Inc.	12,738
3,632	Prudential Financial, Inc.	296,553
2,077	Pzena Investment Management, Inc., Class A	15,993
2,145	Radian Group, Inc.	29,065
925	Raymond James Financial, Inc.	53,844
450	Redwood Trust, Inc.(b)	6,372
9,081	Regions Financial Corp.	89,629
454	Reinsurance Group of America, Inc., Class A	49,005
290	RenaissanceRe Holdings, Ltd.	34,846
400	Renasant Corp.	13,452
315	Republic Bancorp, Inc., Class A(a)	9,790
50	Resource Capital Corp.(a) (b)	640
425	RLI Corp.	29,053
2,012	S&P Global, Inc.	254,639
350	S&T Bancorp, Inc.(a)	10,146
150	Seacoast Banking Corp of Florida†	2,414
975	SEI Investments Co.	44,470
300	Selective Insurance Group, Inc.	11,958
387	Signature Bank†	45,840
200	Simmons First National Corp., Class A	9,980
2,500	SLM Corp.†	18,675
500	Solar Capital, Ltd.	10,260
300	South State Corp.	22,512
331	Southside Bancshares, Inc.(a)	10,644
50	Southwest Bancorp, Inc.	949
1,825	Starwood Property Trust, Inc.(b)	41,099
400	State Auto Financial Corp.(a)	9,524
3,265	State Street Corp.	227,342
1,113	Sterling Bancorp	19,477
300	Stewart Information Services Corp.	13,335
340	Stifel Financial Corp.†	13,073
50	Suffolk Bancorp	1,738
164	Sun Bancorp, Inc.(a)	3,782
3,630	SunTrust Banks, Inc.	158,994
367	SVB Financial Group†	40,568
6,850	Synchrony Financial	191,800
947	Synovus Financial Corp.	30,806
2,028	T Rowe Price Group, Inc.	134,862
1,500	TCF Financial Corp.	21,765
2,353	TD Ameritrade Holding Corp.	82,920
384	Texas Capital Bancshares, Inc.†	21,089
525	TFS Financial Corp.	9,350
2,625	Thomson Reuters Corp.(a)	108,622
900	Torchmark Corp.	57,501
103	Towne Bank	2,475
2,377	Travelers Cos., Inc. (The)	272,285
350	Triangle Capital Corp.	6,895
409	TriCo Bancshares	10,949
1,208	TrustCo Bank Corp. NY	8,565

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
425	Trustmark Corp.	$11,713
2,425	Two Harbors Investment Corp.(b)	20,685
14,184	U.S. Bancorp	608,352
100	UMB Financial Corp.	5,945
1,500	Umpqua Holdings Corp.	22,575
575	Union Bankshares Corp.	15,393
482	United Bankshares, Inc.(a)	18,157
474	United Community Banks, Inc.	9,963
317	United Community Financial Corp.	2,254
542	United Financial Bancorp, Inc.	7,501
300	United Fire Group, Inc.	12,696
396	United Security Bancshares†	2,420
1,707	Unum Group	60,274
483	Validus Holdings, Ltd.	24,063
2,225	Valley National Bancorp	21,649
200	Value Line, Inc.	3,248
48	Virtus Investment Partners, Inc.(a)	4,697
1,875	Voya Financial, Inc.	54,037
687	W.R. Berkley Corp.	39,681
525	Waddell & Reed Financial, Inc., Class A	9,534
733	Washington Federal, Inc.	19,556
100	Washington Trust Bancorp, Inc.	4,022
675	Webster Financial Corp.	25,657
37,717	Wells Fargo & Co.	1,670,109
350	WesBanco, Inc.	11,508
83	Westamerica Bancorporation(a)	4,223
850	Western Alliance Bancorp†	31,909
200	Westfield Financial, Inc.(a)	1,530
80	White Mountains Insurance Group, Ltd.	66,400
500	Willis Towers Watson PLC	66,385
425	Wintrust Financial Corp.	23,617
750	WisdomTree Investments, Inc.(a)	7,717
100	World Acceptance Corp.†	4,904
1,480	Zions Bancorporation	45,910
		23,890,561
Health Care — 13.3%
11,950	Abbott Laboratories	505,365
13,800	AbbVie, Inc.	870,366
250	ABIOMED, Inc.†	32,145
475	Acadia Healthcare Co., Inc.†	23,536
625	ACADIA Pharmaceuticals, Inc.†(a)	19,881
375	Acorda Therapeutics, Inc.†(a)	7,830
2,881	Aetna, Inc.	332,611
2,496	Agilent Technologies, Inc.	117,537
300	Agios Pharmaceuticals, Inc.†(a)	15,846
300	Air Methods Corp.†(a)	9,447
600	Akorn, Inc.†	16,356
700	Albany Molecular Research, Inc.†(a)	11,557
300	Alder Biopharmaceuticals, Inc.†(a)	9,831
550	Alere, Inc.†	23,782
1,449	Alexion Pharmaceuticals, Inc.†	177,560
554	Align Technology, Inc.†	51,937
1,000	Alkermes PLC†	47,030
3,250	Allergan PLC†	748,508
140	Alliance HealthCare Services, Inc.†	960
1,825	Allscripts Healthcare Solutions, Inc.†	24,035
413	Alnylam Pharmaceuticals, Inc.†(a)	27,993
100	AMAG Pharmaceuticals, Inc.†(a)	2,451
201	Amedisys, Inc.†	9,535
1,443	AmerisourceBergen Corp., Class A	116,566
5,384	Amgen, Inc.	898,105
1,225	Amicus Therapeutics, Inc.†(a)	9,065
250	AMN Healthcare Services, Inc.†	7,967
375	Amsurg Corp., Class A†(a)	25,144
130	Analogic Corp.	11,518

Shares		Value
Health Care — (continued)
500	Anika Therapeutics, Inc.†	$23,925
2,160	Anthem, Inc.	270,670
1,775	ARIAD Pharmaceuticals, Inc.†(a)	24,300
600	Arrowhead Pharmaceuticals, Inc.†(a)	4,410
192	athenahealth, Inc.†(a)	24,215
4,538	Baxter International, Inc.	216,009
1,725	Becton Dickinson and Co.	310,034
1,532	Biogen, Inc.†	479,562
975	BioMarin Pharmaceutical, Inc.†	90,207
199	Bio-Rad Laboratories, Inc., Class A†	32,598
232	Bio-Techne Corp.	25,404
286	Bluebird Bio, Inc.†(a)	19,385
8,664	Boston Scientific Corp.†	206,203
13,725	Bristol-Myers Squibb Co.	740,052
1,294	Brookdale Senior Living, Inc., Class A†	22,580
725	Bruker Corp.	16,421
545	C.R. Bard, Inc.	122,233
350	Cambrex Corp.†	15,561
300	Cantel Medical Corp.	23,394
100	Capital Senior Living Corp.†	1,680
2,648	Cardinal Health, Inc.	205,750
325	Cardiovascular Systems, Inc.†	7,716
550	Catalent, Inc.†	14,212
6,364	Celgene Corp.†	665,229
927	Celldex Therapeutics, Inc.†(a)	3,745
1,333	Centene Corp.†	89,258
500	Cepheid, Inc.†	26,345
2,500	Cerner Corp.†	154,375
346	Charles River Laboratories International, Inc.†	28,836
136	Chemed Corp.	19,186
300	Chimerix, Inc.†(a)	1,662
2,108	Cigna Corp.	274,715
300	Clovis Oncology, Inc.†(a)	10,815
832	Community Health Systems, Inc.†(a)	9,601
100	Computer Programs & Systems, Inc.(a)	2,606
300	CONMED Corp.	12,018
300	Cooper Cos., Inc. (The)	53,778
91	Cynosure, Inc., Class A†	4,636
4,996	Danaher Corp.	391,636
1,333	DaVita, Inc.†	88,071
1,852	DENTSPLY SIRONA, Inc.	110,064
675	Depomed, Inc.†(a)	16,868
598	DexCom, Inc.†	52,421
425	Dynavax Technologies Corp.†(a)	4,458
1,573	Edwards Lifesciences Corp.†	189,641
7,526	Eli Lilly & Co.	604,037
293	Emergent BioSolutions, Inc.†	9,238
922	Endo International PLC†	18,578
700	Endologix, Inc.†(a)	8,960
600	Ensign Group, Inc. (The)	12,078
600	Envision Healthcare Holdings, Inc.†	13,362
775	Exact Sciences Corp.†(a)	14,392
800	Exelixis, Inc.†	10,232
4,755	Express Scripts Holding Co.†	335,370
500	Genomic Health, Inc.†(a)	14,460
10,942	Gilead Sciences, Inc.	865,731
250	Haemonetics Corp.†	9,053
750	Halozyme Therapeutics, Inc.†(a)	9,060
297	Halyard Health, Inc.†	10,294
350	Hanger, Inc.†	2,975
200	HCA Holdings, Inc.†	15,126
650	HealthSouth Corp.(a)	26,370
545	Henry Schein, Inc.†	88,824
300	Hill-Rom Holdings, Inc.	18,594

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
925	HMS Holdings Corp.†	$20,507
2,077	Hologic, Inc.†	80,650
1,125	Horizon Pharma PLC†(a)	20,396
1,094	Humana, Inc.	193,518
100	ICU Medical, Inc.†	12,638
610	IDEXX Laboratories, Inc.†	68,765
952	Illumina, Inc.†	172,940
650	Impax Laboratories, Inc.†	15,405
1,443	Incyte Corp.†	136,061
1,000	Innoviva, Inc.†(a)	10,990
475	Insulet Corp.†	19,446
300	Integer Holdings Corp.†(a)	6,507
189	Integra LifeSciences Holdings Corp.†	15,602
137	Intercept Pharmaceuticals, Inc.†(a)	22,549
400	Intrexon Corp.†(a)	11,208
265	Intuitive Surgical, Inc.†	192,080
700	Ionis Pharmaceuticals, Inc.†(a)	25,648
1,000	Ironwood Pharmaceuticals, Inc., Class A†(a)	15,880
22,359	Johnson & Johnson	2,641,269
975	Keryx Biopharmaceuticals, Inc.†(a)	5,177
587	Kindred Healthcare, Inc.	5,999
300	Kite Pharma, Inc.†(a)	16,758
770	Laboratory Corp. of America Holdings†	105,860
300	Lannett Co., Inc.†(a)	7,971
600	LHC Group, Inc.†	22,128
265	LifePoint Health, Inc.†	15,696
164	Ligand Pharmaceuticals, Inc., Class B†(a)	16,738
300	LivaNova PLC†(a)	18,033
100	Magellan Health, Inc.†	5,373
300	Masimo Corp.†	17,847
1,849	McKesson Corp.	308,321
350	Medicines Co. (The)†(a)	13,209
425	Medidata Solutions, Inc.†	23,698
600	MEDNAX, Inc.†(a)	39,750
22,730	Merck & Co., Inc.	1,418,579
375	Meridian Bioscience, Inc.(a)	7,234
200	Mettler-Toledo International, Inc.†	83,966
600	MGC Diagnostics Corp.†	4,140
300	Molina Healthcare, Inc.†	17,496
200	Momenta Pharmaceuticals, Inc.†	2,338
3,675	Mylan NV†(a)	140,091
450	Myriad Genetics, Inc.†(a)	9,261
375	Natus Medical, Inc.†	14,734
950	Nektar Therapeutics†	16,321
350	Neogen Corp.†	19,579
500	Neurocrine Biosciences, Inc.†	25,320
300	NewLink Genetics Corp.†(a)	4,506
2,150	Novavax, Inc.†(a)	4,472
400	NuVasive, Inc.†	26,664
100	Nuvectra Corp.†	692
450	NxStage Medical, Inc.†	11,245
375	Omnicell, Inc.†	14,363
300	Ophthotech Corp.†(a)	13,839
3,000	OPKO Health, Inc.†(a)	31,770
575	Owens & Minor, Inc.	19,970
375	Pacira Pharmaceuticals, Inc.†(a)	12,833
6	Paratek Pharmaceuticals, Inc.†	78
300	PAREXEL International Corp.†	20,835
575	Patterson Cos., Inc.	26,415
792	PerkinElmer, Inc.	44,439
49,837	Pfizer, Inc.	1,687,979
381	PharMerica Corp.†	10,695
300	Portola Pharmaceuticals, Inc., Class A†	6,813
300	PRA Health Sciences, Inc.†	16,953

Shares		Value
Health Care — (continued)
350	Premier, Inc., Class A†	$11,319
350	Prestige Brands Holdings, Inc.†	16,895
800	Progenics Pharmaceuticals, Inc.†(a)	5,064
200	Providence Service Corp. (The)†(a)	9,726
254	Puma Biotechnology, Inc.†	17,031
575	Quality Systems, Inc.†	6,509
977	Quest Diagnostics, Inc.	82,684
300	Quidel Corp.†(a)	6,627
750	Quintiles IMS Holdings, Inc.†	60,795
208	Quorum Health Corp.†	1,304
675	Raptor Pharmaceutical Corp.†(a)	6,055
569	Regeneron Pharmaceuticals, Inc.†	228,749
1,100	ResMed, Inc.(a)	71,269
300	Sangamo BioSciences, Inc.†(a)	1,389
400	Sarepta Therapeutics, Inc.†(a)	24,564
100	SeaSpine Holdings Corp.†(a)	1,011
925	Seattle Genetics, Inc.†(a)	49,959
1,250	Select Medical Holdings Corp.†	16,875
920	Shire PLC ADR	178,351
600	Simulations Plus, Inc.(a)	5,292
300	Spark Therapeutics, Inc.†(a)	18,018
475	Spectranetics Corp.†(a)	11,918
2,137	St. Jude Medical, Inc.	170,447
350	STERIS PLC(a)	25,585
2,648	Stryker Corp.	308,254
375	Team Health Holdings, Inc.†(a)	12,210
300	Teleflex, Inc.	50,415
631	Tenet Healthcare Corp.†	14,298
300	Tetraphase Pharmaceuticals, Inc.†(a)	1,149
1,275	TherapeuticsMD, Inc.†(a)	8,683
3,233	Thermo Fisher Scientific, Inc.	514,241
207	Ultragenyx Pharmaceutical, Inc.†(a)	14,685
288	United Therapeutics Corp.†	34,007
7,313	UnitedHealth Group, Inc.	1,023,820
500	Universal American Corp.†	3,825
662	Universal Health Services, Inc., Class B	81,572
707	Varian Medical Systems, Inc.†	70,368
525	VCA, Inc.†	36,739
425	Veeva Systems, Inc., Class A†	17,544
1,708	Vertex Pharmaceuticals, Inc.†	148,955
644	Waters Corp.†	102,068
329	WellCare Health Plans, Inc.†	38,523
505	West Pharmaceutical Services, Inc.	37,622
773	Wright Medical Group NV†(a)	18,962
1,660	Zimmer Biomet Holdings, Inc.	215,833
64	ZIOPHARM Oncology, Inc.†(a)	360
950	Zoetis, Inc., Class A	49,409
		23,196,898
Industrials — 10.3%
4,930	3M Co.	868,814
525	AAON, Inc.	15,130
500	ABM Industries, Inc.	19,850
300	Acacia Research Corp.†	1,956
300	Acme United Corp.(a)	6,192
590	Actuant Corp., Class A	13,712
275	Acuity Brands, Inc.	72,765
400	Advisory Board Co. (The)†	17,896
977	AECOM†	29,046
500	Aerojet Rocketdyne Holdings, Inc.†	8,790
400	AGCO Corp.	19,728
600	Air Lease Corp., Class A	17,148
500	Aircastle, Ltd.	9,930
834	Alaska Air Group, Inc.	54,927
100	Albany International Corp., Class A	4,238
53	Allegiant Travel Co., Class A	7,000

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
300	Altra Industrial Motion Corp.	$8,691
100	AMERCO†	32,423
4,436	American Airlines Group, Inc.	162,402
300	American Railcar Industries, Inc.(a)	12,441
130	American Woodmark Corp.†	10,474
1,637	AMETEK, Inc.	78,216
3,275	AMR Corp., Escrow† (e)	—
520	AO Smith Corp.	51,371
200	Apogee Enterprises, Inc.	8,938
375	Applied Industrial Technologies, Inc.	17,527
300	ArcBest Corp.	5,706
100	Armstrong Flooring, Inc.†(a)	1,888
200	Armstrong World Industries, Inc.†	8,264
200	Astec Industries, Inc.	11,974
45	Astronics Corp., Class B†	2,034
300	Astronics Corp.†	13,515
300	Atlas Air Worldwide Holdings, Inc.†	12,846
692	Avis Budget Group, Inc.†	23,673
225	AZZ, Inc.	14,686
834	B/E Aerospace, Inc.	43,084
718	Babcock & Wilcox Enterprises, Inc.†(a)	11,847
300	Barnes Group, Inc.	12,165
500	Beacon Roofing Supply, Inc.†	21,035
4,844	Boeing Co. (The)	638,149
145	Brady Corp., Class A	5,018
450	Briggs & Stratton Corp.	8,393
450	Brink's Co. (The)	16,686
450	Builders FirstSource, Inc.†	5,180
612	BWX Technologies, Inc., Class W	23,482
423	Carlisle Cos., Inc.	43,387
100	Casella Waste Systems, Inc., Class A†	1,030
4,797	Caterpillar, Inc.	425,830
1,300	CBIZ, Inc.†	14,547
400	CDI Corp.†(a)	2,268
300	CEB, Inc.	16,341
400	CECO Environmental Corp.	4,512
300	Celadon Group, Inc.(a)	2,622
900	CH Robinson Worldwide, Inc.	63,414
701	Cintas Corp.	78,933
184	CIRCOR International, Inc.	10,959
400	CLARCOR, Inc.	26,000
400	Clean Harbors, Inc.†	19,192
625	Colfax Corp.†	19,644
400	Columbus McKinnon Corp.	7,136
300	Comfort Systems USA, Inc.	8,793
300	Commercial Vehicle Group, Inc.†	1,734
700	Copart, Inc.†	37,492
850	Covanta Holding Corp.	13,082
100	Covenant Transportation Group, Inc., Class A†	1,933
325	Crane Co.	20,478
7,275	CSX Corp.	221,888
300	Cubic Corp.	14,043
1,281	Cummins, Inc.	164,160
300	Curtiss-Wright Corp.	27,333
2,115	Deere & Co.(a)	180,515
6,350	Delta Air Lines, Inc.	249,936
200	Deluxe Corp.	13,364
750	DigitalGlobe, Inc.†	20,625
925	Donaldson Co., Inc.	34,530
1,118	Dover Corp.	82,330
213	Dun & Bradstreet Corp.	29,100
100	DXP Enterprises, Inc.†	2,819
211	Dycom Industries, Inc.†(a)	17,256
400	Dynamic Materials Corp.(a)	4,264
3,771	Eaton Corp. PLC	247,792

Shares		Value
Industrials — (continued)
500	EMCOR Group, Inc.	$29,810
5,278	Emerson Electric Co.	287,704
700	Empire Resources, Inc.	3,458
200	Encore Wire Corp.	7,354
500	Energy Recovery, Inc.†(a)	7,990
375	EnerSys, Inc.	25,946
179	Engility Holdings, Inc.†	5,638
50	Ennis, Inc.	843
178	EnPro Industries, Inc.	10,114
895	Equifax, Inc.	120,449
200	ESCO Technologies, Inc.	9,284
290	Esterline Technologies Corp.†	22,052
1,250	Expeditors International of Washington, Inc.	64,400
270	Exponent, Inc.	13,786
2,125	Fastenal Co.	88,783
1,000	Federal Signal Corp.	13,260
1,900	FedEx Corp.	331,892
1,115	Flowserve Corp.	53,788
1,086	Fluor Corp.	55,734
3,135	Fortive Corp.	159,572
1,000	Fortune Brands Home & Security, Inc.	58,100
300	Forward Air Corp.	12,978
275	Franklin Electric Co., Inc.	11,195
500	FreightCar America, Inc.	7,190
250	FTI Consulting, Inc.†	11,140
143	G&K Services, Inc., Class A	13,655
325	GATX Corp.(a)	14,479
625	General Cable Corp.(a)	9,363
1,870	General Dynamics Corp.	290,149
76,346	General Electric Co.	2,261,369
285	Genessee & Wyoming, Inc., Class A†	19,651
507	Gorman-Rupp Co. (The)	12,984
362	Graco, Inc.	26,788
400	Granite Construction, Inc.	19,896
1,500	Great Lakes Dredge & Dock Corp.†	5,250
200	Greenbrier Cos., Inc.(a)	7,060
350	Griffon Corp.	5,954
325	H&E Equipment Services, Inc.	5,447
850	Hardinge, Inc.(a)	9,461
325	Hawaiian Holdings, Inc.†	15,795
625	HD Supply Holdings, Inc.†	19,988
375	Healthcare Services Group, Inc.	14,843
625	Heartland Express, Inc.(a)	11,800
350	HEICO Corp., Class A	21,178
200	Heidrick & Struggles International, Inc.	3,710
143	Herc Holdings, Inc.†	4,819
300	Herman Miller, Inc.	8,580
430	Hertz Global Holdings, Inc.†	17,269
750	Hexcel Corp.	33,225
300	Hill International, Inc.†(a)	1,383
325	Hillenbrand, Inc.	10,283
100	HNI Corp.	3,980
6,262	Honeywell International, Inc.	730,087
350	Hub Group, Inc., Class A†	14,266
338	Hubbell, Inc., Class B	36,416
319	Huntington Ingalls Industries, Inc.	48,941
400	Hurco Cos., Inc.	11,228
200	Huron Consulting Group, Inc.†	11,952
118	Hyster-Yale Materials Handling, Inc.	7,095
537	IDEX Corp.	50,247
500	IES Holdings, Inc.†	8,895
2,468	IHS Markit, Ltd.†	92,673
2,481	Illinois Tool Works, Inc.	297,323
500	InnerWorkings, Inc.†	4,710
36	Insperity, Inc.	2,615

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
500	Interface, Inc., Class A	$8,345
600	ITT, Inc.	21,504
850	Jacobs Engineering Group, Inc.†	43,962
670	JB Hunt Transport Services, Inc.	54,364
1,750	JetBlue Airways Corp.†	30,170
251	John Bean Technologies Corp.	17,708
525	Joy Global, Inc.	14,563
200	Kadant, Inc.	10,422
300	Kaman Corp.	13,176
859	Kansas City Southern	80,162
400	KAR Auction Services, Inc.	17,264
925	KBR, Inc.	13,995
400	Kelly Services, Inc., Class A	7,688
475	Kennametal, Inc.	13,784
150	Kforce, Inc.	3,073
700	Kimball International, Inc., Class B	9,058
300	Kirby Corp.†	18,648
317	KLX, Inc.†	11,158
650	Knight Transportation, Inc.	18,649
500	Knoll, Inc.	11,425
525	Korn/Ferry International	11,025
10	Kratos Defense & Security Solutions, Inc.†(a)	69
612	L-3 Communications Holdings, Inc., Class 3	92,247
300	Landstar System, Inc.	20,424
600	Layne Christensen Co.†(a)	5,106
257	Lennox International, Inc.	40,357
300	Lincoln Electric Holdings, Inc.	18,786
200	Lindsay Corp.(a)	14,796
100	LMI Aerospace, Inc.†(a)	710
2,851	Lockheed Martin Corp.	683,442
700	LSI Industries, Inc.	7,861
1,075	Manitowoc Co., Inc. (The)(a)	5,149
1,075	Manitowoc Foodservice, Inc.†	17,436
402	ManpowerGroup, Inc.	29,049
150	Marten Transport, Ltd.	3,150
2,475	Masco Corp.	84,917
500	MasTec, Inc.†	14,870
325	Matson, Inc.	12,961
100	Matthews International Corp., Class A	6,076
300	McGrath RentCorp	9,513
100	Mercury Systems, Inc.†	2,457
550	Meritor, Inc.†	6,122
300	MFRI, Inc.†	2,286
468	Middleby Corp.†	57,854
406	Mobile Mini, Inc.	12,261
300	Moog, Inc., Class A†	17,862
350	MSA Safety, Inc.	20,314
208	MSC Industrial Direct Co., Inc., Class A	15,269
300	Mueller Industries, Inc.	9,726
1,600	Mueller Water Products, Inc., Class A	20,080
400	Navigant Consulting, Inc.†	8,088
1,000	Navistar International Corp.†	22,890
500	NCI Building Systems, Inc.†	7,295
318	Nordson Corp.	31,682
2,404	Norfolk Southern Corp.	233,332
1,467	Northrop Grumman Corp.	313,865
649	NOW, Inc.†	13,908
600	Old Dominion Freight Line, Inc.†	41,166
250	On Assignment, Inc.†	9,073
308	Orbital ATK, Inc.	23,479
350	Oshkosh Corp.	19,600
800	Owens Corning	42,712
2,505	PACCAR, Inc.	147,244
977	Parker-Hannifin Corp.	122,643

Shares		Value
Industrials — (continued)
1,425	Pentair PLC	$91,542
1,375	Pitney Bowes, Inc.	24,970
475	Primoris Services Corp.	9,785
1,000	Quanex Building Products Corp.	17,260
1,050	Quanta Services, Inc.†	29,389
600	Raven Industries, Inc.	13,818
2,414	Raytheon Co.	328,618
165	RBC Bearings, Inc.†	12,619
400	Regal Beloit Corp.	23,796
2,043	Republic Services, Inc., Class A	103,069
200	Resources Connection, Inc.	2,988
325	Rexnord Corp.†	6,958
350	Roadrunner Transportation Systems, Inc.†	2,793
1,000	Robert Half International, Inc.	37,860
1,070	Rockwell Automation, Inc.	130,904
956	Rockwell Collins, Inc.	80,629
900	Rollins, Inc.	26,352
734	Roper Technologies, Inc.	133,933
1,000	RPX Corp.†	10,690
1,275	RR Donnelley & Sons Co.	20,043
375	Rush Enterprises, Inc., Class A†	9,180
234	Ryder System, Inc.	15,432
225	Saia, Inc.†	6,741
100	Simpson Manufacturing Co., Inc.	4,395
462	Snap-on, Inc.	70,206
300	SolarCity Corp.†(a)	5,868
4,124	Southwest Airlines Co.	160,382
1,000	Spirit AeroSystems Holdings, Inc., Class A†	44,540
312	SPX Corp.†	6,284
312	SPX FLOW, Inc.†	9,647
50	Standex International Corp.	4,643
1,220	Stanley Black & Decker, Inc.	150,036
875	Steelcase, Inc., Class A	12,154
675	Stericycle, Inc.†	54,094
300	Sun Hydraulics Corp.	9,681
400	Swift Transportation Co., Class A†(a)	8,588
325	TASER International, Inc.†(a)	9,298
164	Team, Inc.†	5,364
211	Teledyne Technologies, Inc.†	22,773
825	Terex Corp.	20,963
418	Tetra Tech, Inc.	14,826
700	Textainer Group Holdings, Ltd.(a)	5,243
2,150	Textron, Inc.	85,462
375	Timken Co.	13,177
312	Titan International, Inc.	3,157
828	Toro Co. (The)	38,784
398	TransDigm Group, Inc.†	115,070
100	TRC Cos., Inc.†	867
225	Trex Co., Inc.†	13,212
1,050	Trinity Industries, Inc.	25,389
500	Triton International, Ltd.	6,595
256	Triumph Group, Inc.	7,137
300	TrueBlue, Inc.†	6,798
500	Tutor Perini Corp.†(a)	10,735
400	Twin Disc, Inc.†	4,792
200	Ultralife Corp.†	820
86	UniFirst Corp.	11,340
6,395	Union Pacific Corp.	623,704
2,530	United Continental Holdings, Inc.†	132,749
4,398	United Parcel Service, Inc., Class B	480,965
642	United Rentals, Inc.†	50,391
6,876	United Technologies Corp.	698,602
133	Universal Forest Products, Inc.	13,099
200	US Ecology, Inc.	8,968
1,075	USG Corp.†(a)	27,789

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
159	Valmont Industries, Inc.	$21,397
122	Vectrus, Inc.†	1,858
1,264	Verisk Analytics, Inc., Class A†	102,738
97	Veritiv Corp.†	4,866
100	Viad Corp.	3,687
300	Vicor Corp.†	3,480
300	Virgin America, Inc.†(a)	16,053
750	Volt Information Sciences, Inc.†(a)	4,762
50	Wabash National Corp.†(a)	712
403	WABCO Holdings, Inc.†	45,753
559	Wabtec Corp.(a)	45,642
1,137	Waste Connections, Inc.	84,934
3,375	Waste Management, Inc.	215,190
214	Watsco, Inc.	30,153
300	Watts Water Technologies, Inc., Class A	19,452
250	Werner Enterprises, Inc.	5,817
300	WESCO International, Inc.†	18,447
425	West Corp.	9,384
500	Woodward, Inc.	31,240
423	WW Grainger, Inc.(a)	95,107
655	XPO Logistics, Inc.†(a)	24,019
1,300	Xylem, Inc.	68,185
		17,844,881
Information Technology — 19.9%
848	3D Systems Corp.†(a)	15,222
1,000	8x8, Inc.†	15,430
560	ACI Worldwide, Inc.†	10,853
4,463	Activision Blizzard, Inc.	197,711
100	Actua Corp.†	1,295
800	Acxiom Corp.†	21,320
3,541	Adobe Systems, Inc.†	384,340
300	Advanced Energy Industries, Inc.†	14,196
4,575	Advanced Micro Devices, Inc.†(a)	31,613
500	Agilysys, Inc.†(a)	5,560
1,284	Akamai Technologies, Inc.†	68,039
508	Alliance Data Systems Corp.†	108,981
4,633	Alphabet, Inc., Class C†	3,601,185
1,050	Amkor Technology, Inc.†	10,206
1,900	Amphenol Corp., Class A	123,348
32	Amtech Systems, Inc.†(a)	159
2,275	Analog Devices, Inc.	146,624
278	Anixter International, Inc.†	17,931
600	ANSYS, Inc.†	55,566
45,274	Apple, Inc.	5,118,226
8,958	Applied Materials, Inc.	270,084
1,500	Applied Micro Circuits Corp.†(a)	10,425
1,529	ARRIS International PLC†	43,317
500	Arrow Electronics, Inc.†	31,985
625	Aspen Technology, Inc.†	29,244
1,650	Autodesk, Inc.†	119,345
3,703	Automatic Data Processing, Inc.	326,605
900	Avnet, Inc.	36,954
1,000	AVX Corp.	13,790
300	Bel Fuse, Inc., Class B	7,242
400	Belden, Inc.	27,596
475	Benchmark Electronics, Inc.†	11,851
298	Black Box Corp.	4,142
300	Blackbaud, Inc.	19,902
250	Blucora, Inc.†	2,800
1,000	Booz Allen Hamilton Holding Corp., Class A	31,610
375	Bottomline Technologies de, Inc.†	8,741
128	Broadcom, Ltd.	22,083
875	Broadridge Financial Solutions, Inc.	59,316
300	BroadSoft, Inc.†(a)	13,965

Shares		Value
Information Technology — (continued)
3,550	Brocade Communications Systems, Inc.	$32,766
106	Brooks Automation, Inc.	1,443
2,547	CA, Inc.	84,255
100	Cabot Microelectronics Corp.	5,291
99	CACI International, Inc., Class A†	9,989
2,252	Cadence Design Systems, Inc.†	57,494
400	CalAmp Corp.†	5,580
175	Calix, Inc.†	1,286
200	Callidus Software, Inc.†	3,670
175	Cardtronics PLC†	7,805
558	Cavium, Inc.†(a)	32,476
300	CDW Corp.	13,719
997	Ciena Corp.†	21,735
400	Cirrus Logic, Inc.†	21,260
41,323	Cisco Systems, Inc.	1,310,766
1,234	Citrix Systems, Inc.†	105,161
575	Cognex Corp.	30,394
4,973	Cognizant Technology Solutions Corp., Class A†	237,262
100	Coherent, Inc.†	11,054
125	CommerceHub, Inc, Class A†	1,975
250	CommerceHub, Inc, Class C†	3,978
1,150	CommScope Holding Co., Inc.†	34,627
375	CommVault Systems, Inc.†	19,924
955	Computer Sciences Corp.	49,861
400	comScore, Inc.†	12,264
100	Comtech Telecommunications Corp.	1,281
825	Convergys Corp.	25,096
677	CoreLogic, Inc.†	26,552
500	Cornerstone OnDemand, Inc.†	22,975
8,844	Corning, Inc.	209,161
225	CoStar Group, Inc.†	48,719
425	Cray, Inc.†(a)	10,004
625	Cree, Inc.†(a)	16,075
78	CSG Systems International, Inc.	3,224
1,255	CSRA, Inc.	33,759
100	CTS Corp.	1,860
1,625	Cypress Semiconductor Corp.(a)	19,760
800	Daktronics, Inc.	7,632
600	Datalink Corp.†	6,366
1,789	Dell Technologies, Inc. - VMware Inc., Class V†	85,532
388	DHI Group, Inc.†	3,061
650	Diebold, Inc.	16,113
51	Digital Ally, Inc.†	303
300	Diodes, Inc.†	6,402
300	Dolby Laboratories, Inc., Class A	16,287
184	DST Systems, Inc.	21,697
1,421	EarthLink Holdings Corp.	8,810
8,725	eBay, Inc.†	287,053
31	Ebix, Inc.	1,762
400	EchoStar Corp., Class A†	17,532
100	Electro Scientific Industries, Inc.†	564
2,188	Electronic Arts, Inc.†	186,855
404	Electronics For Imaging, Inc.†	19,764
219	Ellie Mae, Inc.†(a)	23,061
125	EMCORE Corp.†	713
300	EnerNOC, Inc.†(a)	1,623
1,011	Entegris, Inc.†	17,612
375	Envestnet, Inc.†	13,669
300	EPAM Systems, Inc.†	20,793
1,500	Epiq Systems, Inc.	24,735
450	Euronet Worldwide, Inc.†	36,824
500	Exar Corp.†	4,655
300	ExlService Holdings, Inc.†	14,952

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
533	F5 Networks, Inc.†	$66,433
17,857	Facebook, Inc., Class A†	2,290,517
246	Fair Isaac Corp.	30,649
200	FARO Technologies, Inc.†	7,190
2,625	Fidelity National Information Services, Inc.	202,204
775	Finisar Corp.†	23,095
600	FireEye, Inc.†(a)	8,838
1,825	First Data Corp., Class A†	24,017
700	First Solar, Inc.†(a)	27,643
1,768	Fiserv, Inc.†	175,863
425	Fitbit, Inc., Class A†(a)	6,307
324	FleetCor Technologies, Inc.†	56,289
1,025	FLIR Systems, Inc.	32,205
480	FormFactor, Inc.†	5,208
255	Forrester Research, Inc.	9,920
1,075	Fortinet, Inc.†	39,700
613	Gartner, Inc.†	54,220
1,600	Genpact, Ltd.†	38,320
1,050	Global Payments, Inc.	80,598
200	Guidance Software, Inc.†(a)	1,192
300	Guidewire Software, Inc.†	17,994
992	Harris Corp.	90,877
14,177	Hewlett Packard Enterprise Co.	322,527
14,052	HP, Inc.	218,228
550	IAC†	34,358
100	ID Systems, Inc.†	490
375	II-VI, Inc.†	9,124
825	IMS Health Holdings, Inc.†(a)	25,855
600	Infinera Corp.†	5,418
1,125	Ingram Micro, Inc., Class A†	40,117
200	Insight Enterprises, Inc.†	6,510
985	Integrated Device Technology, Inc.†	22,753
39,093	Intel Corp.	1,475,761
50	Interactive Intelligence Group, Inc.†(a)	3,007
350	InterDigital, Inc.	27,720
7,216	International Business Machines Corp.	1,146,262
850	Intersil Corp., Class A	18,640
1,789	Intuit, Inc.	196,808
381	IPG Photonics Corp.†	31,375
200	Itron, Inc.†	11,152
450	Ixia†	5,625
800	IXYS Corp.	9,640
325	j2 Global, Inc.	21,648
1,550	Jabil Circuit, Inc.	33,821
586	Jack Henry & Associates, Inc.	50,132
2,790	Juniper Networks, Inc.	67,127
600	Key Tronic Corp.†	4,470
1,298	Keysight Technologies, Inc.†	41,134
525	Kimball Electronics, Inc.†	7,276
800	KLA-Tencor Corp.	55,768
983	Knowles Corp.†(a)	13,811
400	Kulicke & Soffa Industries, Inc.†	5,172
1,116	Lam Research Corp.	105,696
200	Lattice Semiconductor Corp.†	1,298
1,231	Leidos Holdings, Inc.	53,278
550	Lexmark International, Inc., Class A	21,978
1,725	Linear Technology Corp.	102,275
899	LinkedIn Corp., Class A†	171,817
118	Littelfuse, Inc.	15,200
144	LogMeIn, Inc.†	13,016
340	Lumentum Holdings, Inc.†	14,202
300	MACOM Technology Solutions Holdings, Inc.†(a)	12,702
350	Manhattan Associates, Inc.†	20,167
300	ManTech International Corp., Class A	11,307

Shares		Value
Information Technology — (continued)
3,175	Marvell Technology Group, Ltd.	$42,132
7,781	MasterCard, Inc., Class A	791,872
1,175	Match Group, Inc.†(a)	20,903
2,075	Maxim Integrated Products, Inc.	82,855
425	MAXIMUS, Inc.	24,038
800	Mentor Graphics Corp.	21,152
400	Methode Electronics, Inc.	13,988
1,711	Microchip Technology, Inc.(a)	106,321
7,877	Micron Technology, Inc.†	140,053
650	Microsemi Corp.†	27,287
64,962	Microsoft Corp.	3,741,811
100	MicroStrategy, Inc., Class A†	16,744
300	MKS Instruments, Inc.	14,919
662	MoneyGram International, Inc.†	4,700
200	Monolithic Power Systems, Inc.	16,100
350	Monotype Imaging Holdings, Inc.	7,739
1,251	Motorola Solutions, Inc.	95,426
200	Nanometrics, Inc.†	4,468
900	Napco Security Technologies, Inc.†	6,480
812	National Instruments Corp.	23,061
925	NCR Corp.†	29,776
1,775	NetApp, Inc.	63,580
350	NETGEAR, Inc.†	21,171
400	NetScout Systems, Inc.†	11,700
373	NetSuite, Inc.†	41,287
350	NeuStar, Inc., Class A†(a)	9,306
375	NIC, Inc.	8,813
2,175	Nuance Communications, Inc.†	31,538
100	NVE Corp.	5,894
3,325	NVIDIA Corp.	227,829
299	NXP Semiconductors NV†	30,501
21	Oclaro, Inc.†	180
3,155	ON Semiconductor Corp.†	38,870
26,780	Oracle Corp.	1,051,918
200	OSI Systems, Inc.†	13,076
100	Palo Alto Networks, Inc.†	15,933
425	Pandora Media, Inc.†(a)	6,090
100	PAR Technology Corp.†	537
600	Park Electrochemical Corp.	10,422
2,450	Paychex, Inc.	141,781
300	Paycom Software, Inc.†(a)	15,039
300	Paylocity Holding Corp.†	13,338
9,225	PayPal Holdings, Inc.†	377,948
400	PCM, Inc.†	8,616
600	Pegasystems, Inc.	17,694
8	PFSweb, Inc.†	71
300	Plantronics, Inc.	15,588
300	Plexus Corp.†	14,034
300	Power Integrations, Inc.	18,909
220	PRGX Global, Inc.†	1,036
500	Progress Software Corp.	13,600
300	PROS Holdings, Inc.†	6,783
865	PTC, Inc.†	38,328
40	QAD, Inc., Class B	780
12,080	QUALCOMM, Inc.	827,480
300	Qualys, Inc.†	11,457
625	Rackspace Hosting, Inc.†	19,806
1,000	Rambus, Inc.†	12,500
681	RealNetworks, Inc.†(a)	3,037
625	RealPage, Inc.†	16,062
1,240	Red Hat, Inc.†	100,229
200	Rightside Group, Ltd.†	1,820
300	Rosetta Stone, Inc.†	2,544
340	Rudolph Technologies, Inc.†	6,032
1,400	Sabre Corp.	39,452
4,441	salesforce.com, Inc.†	316,777

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
633	Sanmina Corp.†	$18,022
260	Science Applications International Corp.	18,036
600	Semtech Corp.†	16,638
300	ShoreTel, Inc.†	2,400
122	Shutterstock, Inc.†(a)	7,771
200	Silicon Laboratories, Inc.†	11,760
1,357	Skyworks Solutions, Inc.(a)	103,322
193	Splunk, Inc.†	11,325
450	SS&C Technologies Holdings, Inc.	14,467
129	Stamps.com, Inc.†	12,192
1,300	SunPower Corp., Class A†(a)	11,596
375	Super Micro Computer, Inc.†	8,764
102	SYKES Enterprises, Inc.†	2,869
4,933	Symantec Corp.	123,818
333	Synaptics, Inc.†	19,507
325	Synchronoss Technologies, Inc.†	13,384
163	SYNNEX Corp.(a)	18,600
1,117	Synopsys, Inc.†	66,294
300	Syntel, Inc.†	12,573
600	Systemax, Inc.†	4,752
625	Take-Two Interactive Software, Inc.†(a)	28,175
325	Tech Data Corp.†	27,531
800	TechTarget, Inc.†	6,448
1,025	Teradata Corp.†	31,775
1,375	Teradyne, Inc.	29,672
100	TESSCO Technologies, Inc.	1,241
400	Tessera Technologies, Inc.	15,376
6,410	Texas Instruments, Inc.	449,854
878	TiVo Corp.†	17,108
1,337	Total System Services, Inc.	63,040
100	Travelzoo, Inc.†	1,283
1,334	Trimble, Inc.†	38,099
1,238	TTM Technologies, Inc.†	14,175
1,100	Twitter, Inc.†(a)	25,355
192	Tyler Technologies, Inc.†	32,876
300	Ubiquiti Networks, Inc.†(a)	16,050
165	Ultimate Software Group, Inc.†	33,724
427	Unisys Corp.†	4,159
400	Universal Display Corp.†(a)	22,204
525	Vantiv, Inc., Class A†	29,542
450	VASCO Data Security International, Inc.†	7,925
400	Veeco Instruments, Inc.†	7,852
965	VeriFone Systems, Inc.†	15,189
375	Verint Systems, Inc.†	14,111
616	VeriSign, Inc.†	48,196
350	ViaSat, Inc.†(a)	26,127
1,328	Viavi Solutions, Inc.†	9,814
400	Virtusa Corp.†	9,872
12,893	Visa, Inc., Class A	1,066,251
806	Vishay Intertechnology, Inc.(a)	11,357
129	Vishay Precision Group, Inc.†	2,068
845	VMware, Inc., Class A†(a)	61,981
500	Web.com Group, Inc.†	8,635
158	WebMD Health Corp., Class A†(a)	7,853
2,120	Western Digital Corp.	123,956
2,929	Western Union Co. (The)	60,982
314	WEX, Inc.†	33,940
195	Workday, Inc., Class A†	17,880
6,995	Xerox Corp.	70,860
1,875	Xilinx, Inc.	101,887
800	XO Group, Inc.†	15,464
7,300	Yahoo!, Inc.†	314,630
241	Yelp, Inc., Class A†	10,050
225	Zebra Technologies Corp., Class A†	15,662
5	Zedge, Inc., Class B†	17

Shares		Value
Information Technology — (continued)
524	Zillow Group, Inc., Class A†(a)	$18,052
748	Zillow Group, Inc., Class C†(a)	25,918
5,225	Zynga, Inc., Class A†	15,205
		34,530,339
Materials — 3.1%
381	A Schulman, Inc.	11,095
1,643	Air Products & Chemicals, Inc.	247,009
1,875	AK Steel Holding Corp.†(a)	9,056
923	Albemarle Corp.	78,907
10,472	Alcoa, Inc.	106,186
775	Allegheny Technologies, Inc.(a)	14,004
400	American Vanguard Corp.(a)	6,424
386	AptarGroup, Inc.	29,880
467	Ashland Global Holdings, Inc.(a)	54,149
700	Avery Dennison Corp.	54,453
675	Axalta Coating Systems, Ltd.†	19,082
348	Balchem Corp.	26,980
1,200	Ball Corp.(a)	98,340
550	Bemis Co., Inc.	28,056
350	Berry Plastics Group, Inc.†	15,348
400	Cabot Corp.	20,964
500	Calgon Carbon Corp.	7,585
200	Carpenter Technology Corp.	8,252
1,075	Celanese Corp., Class A	71,552
600	Century Aluminum Co.†	4,170
1,670	CF Industries Holdings, Inc.	40,664
1,939	Chemours Co.	31,024
475	Chemtura Corp.†	15,585
1,400	Cliffs Natural Resources, Inc.†	8,190
37	Codexis, Inc.†	164
1,110	Coeur Mining, Inc.†(a)	13,131
1,300	Commercial Metals Co.	21,047
100	Compass Minerals International, Inc.(a)	7,370
1,800	Core Molding Technologies, Inc.†(a)	30,420
1,200	Crown Holdings, Inc.†	68,508
100	Deltic Timber Corp.(a)	6,773
9,236	Dow Chemical Co. (The)	478,702
333	Eagle Materials, Inc.	25,741
1,115	Eastman Chemical Co.	75,463
2,153	Ecolab, Inc.	262,063
6,346	EI du Pont de Nemours & Co.	424,992
1,000	Ferro Corp.†	13,810
500	Ferroglobe PLC	4,515
550	Flotek Industries, Inc.†(a)	7,997
875	FMC Corp.	42,298
9,519	Freeport-McMoRan, Inc.†	103,376
727	GCP Applied Technologies, Inc.†	20,589
1,325	Graphic Packaging Holding Co.	18,537
300	Greif, Inc., Class A	14,877
450	HB Fuller Co.	20,912
750	Headwaters, Inc.†	12,690
3,150	Hecla Mining Co.	17,955
1,575	Huntsman Corp.	25,625
393	Ingevity Corp.†	18,117
571	International Flavors & Fragrances, Inc.	81,636
3,167	International Paper Co.	151,953
138	Kaiser Aluminum Corp.	11,936
950	KapStone Paper and Packaging Corp.(a)	17,974
300	Koppers Holdings, Inc.†	9,654
1,275	Louisiana-Pacific Corp.†	24,008
300	LSB Industries, Inc.†(a)	2,574
444	Martin Marietta Materials, Inc.	79,525
300	Materion Corp.	9,213
350	Minerals Technologies, Inc.	24,741
3,284	Monsanto Co.	335,625
2,625	Mosaic Co. (The)	64,207

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Materials — (continued)
200	Myers Industries, Inc.	$2,598
3,950	Newmont Mining Corp.	155,196
2,345	Nucor Corp.	115,960
1,595	Olin Corp.	32,729
1,300	Owens-Illinois, Inc.†	23,907
675	Packaging Corp. of America	54,850
325	PH Glatfelter Co.	7,046
483	PolyOne Corp.	16,330
2,023	PPG Industries, Inc.	209,097
2,069	Praxair, Inc.	249,997
500	Rayonier Advanced Materials, Inc.(a)	6,685
400	Reliance Steel & Aluminum Co.	28,812
491	Royal Gold, Inc.	38,018
1,000	RPM International, Inc.	53,720
300	Schweitzer-Mauduit International, Inc.	11,568
400	Scotts Miracle-Gro Co. (The), Class A	33,308
1,550	Sealed Air Corp.	71,021
200	Sensient Technologies Corp.	15,160
623	Sherwin-Williams Co. (The)	172,359
75	Silgan Holdings, Inc.	3,794
725	Sonoco Products Co.	38,302
747	Southern Copper Corp.(a)	19,646
1,850	Steel Dynamics, Inc.	46,232
300	Stepan Co.	21,798
825	Stillwater Mining Co.†	11,022
558	Summit Materials, Inc., Class A†	10,351
564	SunCoke Energy, Inc.†	4,523
1,250	Tahoe Resources, Inc.	16,038
400	TimkenSteel Corp.†	4,180
671	Tredegar Corp.	12,474
300	Trinseo SA	16,968
500	UFP Technologies, Inc.†(a)	13,250
50	United States Lime & Minerals, Inc.	3,300
1,050	United States Steel Corp.(a)	19,803
527	Valspar Corp.	55,899
955	Vulcan Materials Co.	108,612
202	Westlake Chemical Corp.	10,807
1,534	WestRock Co.	74,368
225	Worthington Industries, Inc.	10,807
427	WR Grace & Co.	31,513
		5,387,721
Real Estate — 4.7%
676	Acadia Realty Trust(b)	24,498
450	Alexander & Baldwin, Inc.	17,289
601	Alexandria Real Estate Equities, Inc.(a) (b)	65,371
425	American Assets Trust, Inc.(b)	18,437
1,282	American Campus Communities, Inc.(b)	65,215
1,700	American Homes 4 Rent, Class A(b)	36,788
3,489	American Tower Corp., Class A(b)	395,408
1,381	Apartment Investment & Management Co., Class A(b)	63,402
1,975	Apple Hospitality Inc.(a) (b)	36,557
130	Ashford Hospitality Prime, Inc.(b)	1,833
544	Ashford Hospitality Trust, Inc.(b)	3,204
600	AV Homes, Inc.†(a)	9,984
1,199	AvalonBay Communities, Inc.(b)	213,230
1,343	Boston Properties, Inc.(b)	183,037
1,988	Brandywine Realty Trust(b)	31,053
1,075	Brixmor Property Group, Inc.(b)	29,874
3,075	Brookfield Property Partners	70,479
725	Camden Property Trust(b)	60,712
678	Care Capital Properties, Inc.(b)	19,323
403	CareTrust, Inc.(b)	5,956
1,205	CBL & Associates Properties, Inc.(b)	14,629
2,725	CBRE Group, Inc., Class A†	76,246
650	Cedar Realty Trust, Inc.(b)	4,680

Shares		Value
Real Estate — (continued)
425	Chatham Lodging Trust(b)	$8,181
625	Chesapeake Lodging Trust(b)	14,313
415	Colony Starwood Homes(a) (b)	11,911
1,075	Columbia Property Trust, Inc.(b)	24,069
1,228	Communications Sales & Leasing, Inc.(b)	38,571
300	CoreSite Realty Corp.(a) (b)	22,212
850	Corporate Office Properties Trust(b)	24,098
799	Corrections Corp. of America(b)	11,082
2,613	Cousins Properties, Inc.(b)	27,280
2,360	Crown Castle International Corp.(b)	222,336
1,737	CubeSmart(b)	47,351
725	CyrusOne, Inc.(b)	34,488
887	DCT Industrial Trust, Inc.(b)	43,064
2,820	DDR Corp.(b)	49,153
2,502	DiamondRock Hospitality Co.(b)	22,768
1,350	Digital Realty Trust, Inc.(a) (b)	131,112
1,300	Douglas Emmett, Inc.(b)	47,619
3,026	Duke Realty Corp.(b)	82,701
700	DuPont Fabros Technology, Inc.(b)	28,875
375	EastGroup Properties, Inc.(b)	27,585
633	Education Realty Trust, Inc.(b)	27,308
1,100	Empire State Realty Trust, Inc., Class A(b)	23,045
422	EPR Properties(b)	33,228
630	Equinix, Inc.(b)	226,957
993	Equity Commonwealth† (b)	30,008
739	Equity LifeStyle Properties, Inc.(b)	57,036
825	Equity One, Inc.(b)	25,253
3,204	Equity Residential(b)	206,113
572	Essex Property Trust, Inc.(b)	127,384
1,094	Extra Space Storage, Inc.(b)	86,875
620	Federal Realty Investment Trust(b)	95,437
1,475	FelCor Lodging Trust, Inc.(b)	9,484
1,025	First Industrial Realty Trust, Inc.(b)	28,926
800	First Potomac Realty Trust(b)	7,320
2,100	Forest City Realty Trust, Inc., Class A(b)	48,573
444	Four Corners Property Trust, Inc.(b)	9,471
950	Franklin Street Properties Corp.(b)	11,970
1,517	Gaming and Leisure Properties, Inc.(b)	50,744
4,415	General Growth Properties, Inc.(b)	121,854
402	Getty Realty Corp.(b)	9,620
550	Government Properties Income Trust(a) (b)	12,441
2,738	Gramercy Property Trust(a) (b)	26,394
4,075	HCP, Inc.(b)	154,646
875	Healthcare Realty Trust, Inc.(a) (b)	29,803
1,025	Healthcare Trust of America, Inc., Class A(b)	33,436
550	Hersha Hospitality Trust, Class A(b)	9,911
375	HFF, Inc., Class A†	10,384
800	Highwoods Properties, Inc.(b)	41,696
1,325	Hospitality Properties Trust(b)	39,379
6,524	Host Hotels & Resorts, Inc.(b)	101,579
321	Howard Hughes Corp. (The)†	36,754
700	Hudson Pacific Properties, Inc.(b)	23,009
1,800	Investors Real Estate Trust(b)	10,710
1,372	Iron Mountain, Inc.(b)	51,491
284	Jones Lang LaSalle, Inc.	32,316
925	Kennedy-Wilson Holdings, Inc.	20,859
700	Kilroy Realty Corp.(b)	48,545
3,675	Kimco Realty Corp.(b)	106,391
725	Kite Realty Group Trust(b)	20,097
400	Lamar Advertising Co., Class A(b)	26,124
1,000	LaSalle Hotel Properties(b)	23,870
1,875	Lexington Realty Trust(b)	19,312
1,225	Liberty Property Trust(b)	49,429
450	Life Storage, Inc.(b)	40,023
350	LTC Properties, Inc.(b)	18,196

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Real Estate — (continued)
1,103	Macerich Co. (The)(b)	$89,200
1,025	Mack-Cali Realty Corp.(b)	27,900
1,500	Medical Properties Trust, Inc.(b)	22,155
660	Mid-America Apartment Communities, Inc.(b)	62,033
1,450	Monogram Residential Trust, Inc.(a) (b)	15,428
325	National Health Investors, Inc.(b)	25,506
900	National Retail Properties, Inc.(a) (b)	45,765
695	New Senior Investment Group, Inc.(b)	8,020
2,000	New York, Inc.(b)	18,300
542	NorthStar Realty Europe Corp.(b)	5,935
1,626	NorthStar Realty Finance Corp.(b)	21,414
1,200	Omega Healthcare Investors, Inc.(a) (b)	42,540
336	Outfront Media, Inc.(a) (b)	7,946
1,800	Paramount Group, Inc.(b)	29,502
1,100	Parkway Properties, Inc.(b)	18,711
625	Pebblebrook Hotel Trust(a) (b)	16,625
775	Pennsylvania Real Estate Investment Trust(a) (b)	17,848
900	Physicians Realty Trust(b)	19,386
1,275	Piedmont Office Realty Trust, Inc., Class A(b)	27,757
300	Post Properties, Inc.(b)	19,839
400	Potlatch Corp.(b)	15,556
4,585	Prologis, Inc.(b)	245,481
200	PS Business Parks, Inc.(b)	22,714
1,349	Public Storage(b)	301,016
1,000	Ramco-Gershenson Properties Trust(b)	18,740
826	Rayonier, Inc.(b)	21,922
1,700	Realty Income Corp.(a) (b)	113,781
811	Regency Centers Corp.(b)	62,844
725	Retail Opportunity Investments Corp.(b)	15,921
2,075	Retail Properties of America, Inc., Class A(b)	34,860
1,100	RLJ Lodging Trust(b)	23,133
71	RMR Group, Inc.	2,694
525	Ryman Hospitality Properties, Inc.(a) (b)	25,284
675	Sabra Health Care, Inc.(b)	16,996
200	Saul Centers, Inc.(a) (b)	13,320
350	Select Income(b)	9,415
2,075	Senior Housing Properties Trust(b)	47,123
300	Seritage Growth Properties(a) (b)	15,204
152	Silver Bay Realty Trust Corp.(b)	2,665
2,704	Simon Property Group, Inc.(b)	559,755
876	SL Green Realty Corp.(b)	94,696
4,000	Spirit Realty Capital, Inc.(b)	53,320
500	St. Joe Co. (The)†	9,190
450	STAG Industrial, Inc.(b)	11,029
675	STORE Capital Corp.(b)	19,892
975	Summit Hotel Properties, Inc.(b)	12,831
500	Sun Communities, Inc.(b)	39,240
2,415	Sunstone Hotel Investors, Inc.(a) (b)	30,888
775	Tanger Factory Outlet Centers, Inc.(b)	30,194
500	Taubman Centers, Inc.(b)	37,205
50	Tejon Ranch Co.†(a)	1,216
575	Terreno Realty Corp.(b)	15,818
2,328	UDR, Inc.(b)	83,785
200	Universal Health Realty Income Trust(b)	12,604
811	Urban Edge Properties(b)	22,822
500	Urstadt Biddle Properties, Inc., Class A(a) (b)	11,110
2,965	Ventas, Inc.(b)	209,418
6,175	VEREIT, Inc.(b)	64,035
1,650	Vornado Realty Trust(b)	166,996
1,617	Washington Prime Group, Inc.(b)	20,019
750	Washington Real Estate Investment Trust(b)	23,340

Shares		Value
Real Estate — (continued)
1,050	Weingarten Realty Investors(b)	$40,929
3,120	Welltower, Inc.(b)	233,282
6,127	Weyerhaeuser Co.(b)	195,696
		8,139,164
Telecommunication Services — 2.6%
50,575	AT&T, Inc.	2,053,851
3,735	CenturyLink, Inc.	102,451
200	Cogent Communications Holdings, Inc.	7,362
501	Consolidated Communications Holdings, Inc.(a)	12,645
9,336	Frontier Communications Corp.(a)	38,838
600	General Communication, Inc., Class A†	8,250
16	IDT Corp., Class B	276
500	Inteliquent, Inc.	8,070
2,211	Level 3 Communications, Inc.†	102,546
1,020	SBA Communications Corp., Class A†	114,403
600	Shenandoah Telecommunications Co.	16,326
400	Spok Holdings, Inc.	7,128
5,547	Sprint Corp.†(a)	36,777
8	Straight Path Communications, Inc.†(a)	205
700	Telephone & Data Systems, Inc.	19,026
6,250	T-Mobile US, Inc.†	292,000
300	United States Cellular Corp.†	10,902
33,488	Verizon Communications, Inc.	1,740,706
731	Windstream Holdings, Inc.(a)	7,346
		4,579,108
Utilities — 3.3%
5,235	AES Corp. (The)	67,270
425	ALLETE, Inc.	25,338
1,675	Alliant Energy Corp.	64,169
1,925	Ameren Corp.	94,671
4,030	American Electric Power Co., Inc.	258,766
400	American States Water Co.	16,020
1,320	American Water Works Co., Inc.	98,789
1,326	Aqua America, Inc.	40,417
760	Atmos Energy Corp.	56,597
550	Avangrid, Inc.	22,979
550	Avista Corp.	22,985
300	Black Hills Corp.(a)	18,366
225	California Water Service Group	7,220
2,575	Calpine Corp.†	32,548
2,900	CenterPoint Energy, Inc.	67,367
1,800	CMS Energy Corp.	75,618
2,329	Consolidated Edison, Inc.	175,374
4,740	Dominion Resources, Inc.	352,040
1,333	DTE Energy Co.	124,862
5,660	Duke Energy Corp.	453,026
11	Dynegy, Inc., Class A†(a)	136
2,506	Edison International	181,059
400	El Paso Electric Co.	18,708
475	Empire District Electric Co.	16,217
1,250	Entergy Corp.	95,913
2,392	Eversource Energy	129,599
6,216	Exelon Corp.	206,931
3,380	FirstEnergy Corp.	111,810
16	Genie Energy, Ltd., Class B(a)	94
1,405	Great Plains Energy, Inc.	38,342
800	Hawaiian Electric Industries, Inc.	23,880
313	IDACORP, Inc.	24,502
1,200	ITC Holdings Corp.	55,776
1,375	MDU Resources Group, Inc.	34,980
150	MGE Energy, Inc.	8,476
650	National Fuel Gas Co.	35,146
500	New Jersey Resources Corp.	16,430
3,751	NextEra Energy, Inc.	458,822
2,565	NiSource, Inc.	61,842

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares/Number of Warrants/Number of Rights		Value
Utilities — (continued)
300	Northwest Natural Gas Co.	$18,033
400	NorthWestern Corp.	23,012
2,252	NRG Energy, Inc.	25,245
300	NRG Yield, Inc., Class A	4,896
300	NRG Yield, Inc., Class C(a)	5,088
1,475	OGE Energy Corp.	46,639
287	ONE Gas, Inc.	17,748
175	Ormat Technologies, Inc.	8,472
350	Otter Tail Corp.	12,107
4,075	PG&E Corp.	249,268
700	Piedmont Natural Gas Co., Inc.	42,028
816	Pinnacle West Capital Corp.	62,008
700	PNM Resources, Inc.	22,904
800	Portland General Electric Co.	34,072
5,500	PPL Corp.	190,135
3,900	Public Service Enterprise Group, Inc.	163,293
1,079	SCANA Corp.	78,087
1,941	Sempra Energy	208,056
650	South Jersey Industries, Inc.	19,207
7,700	Southern Co. (The)	395,010
475	Southwest Gas Corp.	33,184
350	Spire, Inc.	22,309
939	Talen Energy Corp.†(a)	13,005
1,275	UGI Corp.	57,681
508	Vectren Corp.	25,502
2,339	WEC Energy Group, Inc.	140,059
1,175	Westar Energy, Inc., Class A	66,681
350	WGL Holdings, Inc.	21,945
3,900	Xcel Energy, Inc.	160,446
		5,759,205
Total Common Stock
(Cost $66,007,151)		173,033,848

SHORT-TERM INVESTMENTS (c) — 2.5%
668,602	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	668,602
3,737,612	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.505% (d)	3,737,612

Total Short-Term Investments
(Cost $4,406,214)		4,406,214

WARRANT — 0.0%
9	Asterias Biotherapeutics, Inc., Expires 10/05/16†	4

Total Warrant (Cost $–)		4
RIGHTS — 0.0%
United States — 0.0%
1,200	Dyax CVR, Expires 12/31/19† (e)	—
1,500	Leap Wireless†,‡‡ (e)	3,780
2,075	Safeway - PDC†,‡‡ (e)	101
2,075	Safeway CVR - Casa Ley†,‡‡ (e)	2,106
Total Rights (Cost $–)		5,987
Total Investments — 102.1%
(Cost $70,413,365) ‡		177,446,053
Other Assets & Liabilities, Net — (2.1)%		(3,667,561)
NET ASSETS — 100.0%		$173,778,492

†	Non-income producing security.
‡‡	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at September 30, 2016. The total market value of securities on loan at September 30, 2016 was $6,922,419.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2016.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2016 was $3,737,612. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $3,290,937.

(e)
Securities fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2016, the total market value of such securities was $5,987 and represented 0.0% of Net Assets.

‡	At September 30, 2016, the tax basis cost of the Portfolio's investments was $70,413,365, and the unrealized appreciation and depreciation were $109,868,309 and $(2,835,621), respectively.

ADR— American Depositary Receipt
BDC— Business Development Company
CVR— Contingent Value Rights
LLC— Limited Liability Company
Ltd. — Limited
NY— New York
PDC— Property Development Center
PLC— Public Limited Company

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$173,033,848	$—	$—	$173,033,848
Short-Term Investments	4,406,214	—	—	4,406,214
Warrant	—	4	—	4
Rights	—	—	5,987	5,987
Total Investments in Securities	$177,440,062	$4	$5,987	$177,446,053

‡
A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0

For information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 94.5%
Australia — 3.8%
198,954	Alumina, Ltd.(a)	$223,993
1,407	ASX, Ltd.	52,127
92,021	Aurizon Holdings, Ltd.	332,715
12,105	Australia & New Zealand Banking Group, Ltd.	257,856
147,800	BHP Billiton PLC	2,222,688
30,705	BHP Billiton, Ltd.	531,888
34,760	Boral, Ltd.	180,821
9,491	CIMIC Group, Ltd.	210,202
30,815	Coca-Cola Amatil, Ltd.	242,981
28,187	Computershare, Ltd.	223,567
54,473	CSL, Ltd.	4,479,352
61,728	Fortescue Metals Group, Ltd.	236,269
19,270	GPT Group(b)	75,039
18,210	Harvey Norman Holdings, Ltd.(a)	72,893
300	Macquarie Group, Ltd.	18,973
86,055	Medibank Pvt, Ltd.	163,934
3,217	Newcrest Mining, Ltd.	54,304
58,435	Oil Search, Ltd.	321,833
2,718	Platinum Asset Management, Ltd.	10,518
54,014	Qantas Airways, Ltd.	129,732
124,462	QBE Insurance Group, Ltd.	890,590
2,674	South32, Ltd.	4,982
6,785	Woodside Petroleum, Ltd.	150,442
		11,087,699
Austria — 0.0%
307	Erste Group Bank AG	9,091

Belgium — 0.2%
6,752	Colruyt SA	374,978
3,942	UCB SA	305,135
		680,113
Brazil — 1.7%
681,487	Ambev SA ADR	4,150,256
45,100	BM&F Bovespa SA	234,365
9,500	Cia de Saneamento Basico do Estado de Sao Paulo	88,306
12,800	Petroleo Brasileiro SA†	60,219
15,300	Qualicorp SA	90,046
12,200	Sul America SA	60,847
9,100	Transmissora Alianca de Energia Eletrica SA	58,509
42,000	Vale SA	230,912
		4,973,460
Canada — 4.8%
9,700	AltaGas, Ltd.	249,459
2,600	Atco, Ltd., Class I	92,391
8,100	Bank of Montreal	530,780
3,000	BlackBerry, Ltd.†	23,919
26,300	Bombardier, Inc., Class B†	36,083
2,200	Brookfield Asset Management, Inc., Class A	77,355
20,100	CAE, Inc.	285,425
7,700	Canadian Imperial Bank of Commerce(a)	597,066
27,918	Canadian Pacific Railway, Ltd.	4,263,079
4,100	Canadian Utilities, Ltd., Class A	115,692
7,000	Cenovus Energy, Inc.	100,469
14,000	CI Financial Corp.	268,592
6,235	Constellation Software, Inc.	2,810,704
23,600	Crescent Point Energy Corp.	311,201
25,500	Eldorado Gold Corp.	100,293

Shares		Value
Canada — (continued)
1,000	Empire Co., Ltd., Class Common Subscription Receipt	$14,917
1,600	Enbridge, Inc.	70,320
13,000	First Capital Realty, Inc.	217,798
2,800	First Quantum Minerals, Ltd.(a)	23,178
8,300	Goldcorp, Inc.	136,968
6,800	H&R Real Estate Investment Trust(b)	116,258
14,534	Husky Energy, Inc.	178,026
10,200	IGM Financial, Inc.(a)	275,379
1,400	Industrial Alliance Insurance & Financial Services, Inc.	50,400
100	Intact Financial Corp., Class Common Subscription Receipt	7,229
1,600	Inter Pipeline, Ltd., Class Common Subscription Receipt	33,782
11,600	Kinross Gold Corp.†	48,895
6,900	Manulife Financial Corp., Class Common Subscription Receipt	97,350
1,600	National Bank of Canada	56,734
33,600	Potash Corp. of Saskatchewan	546,789
500	Power Corp of Canada	10,591
16,200	PrairieSky Royalty, Ltd., Class Common Subscription Receipt	330,310
5,600	RioCan Real Estate Investment Trust, Class Trust Unit(b)	116,187
7,400	Royal Bank of Canada	458,344
17,000	Shaw Communications, Inc., Class B	347,917
2,000	SNC-Lavalin Group, Inc.	78,555
21,100	Suncor Energy, Inc.	585,740
300	Teck Resources, Ltd., Class B	5,408
1,800	Tourmaline Oil Corp.†	48,761
2,100	Veresen, Inc., Class Common Subscription Receipt	21,449
16,600	Yamana Gold, Inc.	71,489
		13,811,282
China — 5.7%
91,000	Agricultural Bank of China, Ltd., Class H	39,252
226,000	Aluminum Corp of China, Ltd., Class H†	82,451
9,500	Beijing Enterprises Holdings, Ltd.	48,481
561,000	Belle International Holdings, Ltd.	388,425
70,000	Brilliance China Automotive Holdings, Ltd.	78,979
309,000	China Coal Energy Co., Ltd., Class H	168,192
164,000	China Communications Services Corp., Ltd., Class H	102,938
1,122,000	China Construction Bank Corp., Class H	842,665
78,000	China Everbright, Ltd.	160,865
222,000	China Longyuan Power Group Corp., Ltd., Class H	181,904
47,000	China Mobile, Ltd. ADR	2,891,440
334,000	China National Building Material Co., Ltd., Class H	149,582
26,500	China Railway Construction Corp., Ltd., Class H	30,365
120,000	China Resources Land, Ltd.	338,329
45,000	China Shenhua Energy Co., Ltd., Class H	88,942
31,000	China Vanke Co., Ltd., Class H	81,045
16,000	CITIC, Ltd.	23,010
445,000	CNOOC, Ltd.	561,373
70,070	Ctrip.com International, Ltd. ADR†(a)	3,263,160
190,000	Geely Automobile Holdings, Ltd.(a)	171,086
300,500	Great Wall Motor Co., Ltd., Class H	295,498
78,000	Guangdong Investment, Ltd.	124,601
94,000	Guangzhou R&F Properties Co., Ltd.	148,958

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
China — (continued)
418,000	Huaneng Renewables Corp., Ltd., Class H	$146,961
374,000	Kunlun Energy Co., Ltd.(a)	289,110
79,000	Longfor Properties Co., Ltd.	122,041
500	New Oriental Education & Technology Group, Inc. ADR†	23,180
30,000	PetroChina Co., Ltd., Class H	19,886
92,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	62,065
10,000	Shanghai Industrial Holdings, Ltd.	28,947
309,000	Shui On Land, Ltd.	84,445
218,000	SOHO China, Ltd.	118,282
172,455	Tencent Holdings, Ltd.	4,794,600
45,000	Want Want China Holdings, Ltd.(a)	28,005
89,000	Weichai Power Co., Ltd., Class H	120,085
174,000	Yanzhou Coal Mining Co., Ltd., Class H	117,967
2,200	YY, Inc. ADR†	117,216
		16,334,331
Czech Republic — 0.0%
1,440	CEZ AS	25,725

Denmark — 5.4%
24,511	Carlsberg A, Class B	2,342,612
45,619	Chr Hansen Holding A	2,717,281
42,007	Coloplast A, Class B	3,266,939
2,393	ISS A	99,441
75,537	Novo Nordisk ADR	3,141,584
17,580	Novo Nordisk A, Class B	732,712
68,205	Novozymes A, Class B	3,008,241
12,282	William Demant Holding A†	250,644
		15,559,454
Finland — 0.4%
126	Kone OYJ, Class B	6,397
9,275	Nokian Renkaat OYJ	338,168
2,062	Sampo OYJ, Class A	91,610
7,262	Stora Enso OYJ, Class R	64,510
32,470	UPM-Kymmene OYJ	685,594
		1,186,279
France — 8.4%
3,760	Airbus Group SE	228,050
5,244	Alstom SA	138,759
22,478	Atos SE	2,419,964
10,433	AXA SA	221,830
172	Bureau Veritas SA	3,690
5,432	Casino Guichard Perrachon SA	264,400
928	Cie Generale des Etablissements Michelin, Class B	102,763
121,512	Engie SA	1,884,018
22,756	Essilor International SA	2,935,437
7,530	Eutelsat Communications SA	155,852
6,300	Hermes International	2,564,814
310	Iliad SA	65,081
15,569	LVMH Moet Hennessy Louis Vuitton SE	2,654,699
127,000	Orange SA	1,989,789
433	Remy Cointreau SA	36,950
5,758	SCOR SE	179,063
40,554	Societe Generale	1,402,943
1,820	Sodexo SA	216,799
10,354	Technip SA	636,507
36,065	TOTAL SA ADR	1,720,300
8,847	Unibail-Rodamco SE(b)	2,385,455
2,640	Veolia Environnement SA	60,830
772	Vinci SA	59,119

Shares		Value
France — (continued)
96,585	Vivendi SA	$1,949,335
		24,276,447
Germany — 4.8%
13,732	adidas AG	2,388,343
5,009	Allianz SE	744,393
1,384	BASF SE	118,506
4,854	Bayer AG	487,491
4,157	Brenntag AG	227,177
561	Continental AG	118,204
11,705	Deutsche Bank AG	152,555
14,517	Deutsche Lufthansa AG(a)	161,841
69,380	Deutsche Post AG	2,172,195
197,410	E.ON SE	1,403,097
16,192	Evonik Industries AG	548,172
21,485	Fresenius Medical Care AG & Co. KGAA	1,879,645
2,360	Hannover Rueck SE	252,982
98	HeidelbergCement AG	9,268
2,734	K+S AG(a)	51,915
4,791	LANXESS AG	298,228
964	Linde AG	163,805
580	MAN SE	61,175
775	METRO AG	23,069
9,322	OSRAM Licht AG	547,637
32,502	RWE AG	561,297
9,422	SAP SE	861,669
931	Siemens AG	109,170
4,111	ThyssenKrupp AG	98,224
18,184	Uniper SE†	222,757
2,328	United Internet AG	103,101
		13,765,916
Greece — 0.0%
3,196	FF Group†	79,500

Hong Kong — 2.1%
5,800	AIA Group, Ltd.	39,004
7,800	ASM Pacific Technology, Ltd.	64,564
14,500	BOC Hong Kong Holdings, Ltd.	49,335
20,000	Cheung Kong Infrastructure Holdings, Ltd.	172,498
56,000	Cheung Kong Property Holdings, Ltd.	411,928
170,625	CK Hutchison Holdings, Ltd.	2,180,971
20,000	First Pacific Co., Ltd.	14,286
11,000	Galaxy Entertainment Group, Ltd.	41,830
35,300	Hang Seng Bank, Ltd.	633,680
123,200	Hongkong Land Holdings, Ltd.	877,773
56,000	Hysan Development Co., Ltd.	263,483
1,800	Jardine Matheson Holdings, Ltd.	109,254
61,500	Kerry Properties, Ltd.	202,044
150,000	Nine Dragons Paper Holdings, Ltd.	141,441
790,300	Noble Group, Ltd.(a)	89,052
7,000	Power Assets Holdings, Ltd.	68,500
112,000	Shangri-La Asia, Ltd.	123,101
48,000	Sino Land Co., Ltd.	85,552
105,400	Swire Properties, Ltd.	309,999
33,000	Wheelock & Co., Ltd.	196,012
7,500	Yue Yuen Industrial Holdings, Ltd.	30,996
		6,105,303
India — 1.2%
46,802	HDFC Bank, Ltd. ADR	3,364,596

Indonesia — 0.1%
6,009	Bank CIMB Niaga†	382
234,000	Bank Danamon Indonesia	72,736

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Indonesia — (continued)
141,800	Bank Negara Indonesia Persero	$60,491
37,900	Charoen Pokphand Indonesia	10,210
656,900	Global Mediacom	44,909
		188,728
Ireland — 2.0%
53,485	AerCap Holdings NV†	2,058,638
182,883	Experian PLC	3,653,611
		5,712,249
Israel — 0.1%
3,797	Nice, Ltd.	252,828

Italy — 1.2%
3,691	EXOR SpA	149,455
1,205,220	Intesa Sanpaolo SpA	2,675,729
481,002	Saipem SpA(a)	203,790
46,472	Snam SpA	257,682
59,389	Terna Rete Elettrica Nazionale SpA	306,125
		3,592,781
Japan — 11.7%
9,900	AEON Financial Service Co., Ltd.	173,291
24,600	Amada Holdings Co., Ltd.	255,897
900	Asics Corp.	18,133
112,168	Astellas Pharma, Inc.	1,751,959
8,000	Bank of Kyoto, Ltd.	58,559
11,100	Bridgestone Corp.	408,966
33,500	Canon, Inc.	972,585
8,700	Casio Computer Co., Ltd.	121,809
20,200	Dai-ichi Life Insurance Co., Ltd.	277,134
2,600	Dentsu, Inc.	132,334
1,000	Eisai Co., Ltd.	62,543
14,100	Electric Power Development Co., Ltd.	338,884
9,800	Fuji Heavy Industries, Ltd.	367,691
40,400	GungHo Online Entertainment, Inc.(a)	99,271
8,400	Hachijuni Bank, Ltd.	43,748
10,600	Hino Motors, Ltd.	113,252
11,300	Hitachi Construction Machinery Co., Ltd.	225,334
10,700	Iida Group Holdings Co., Ltd.	215,313
36,600	INPEX Corp.	332,784
23,300	Iyo Bank, Ltd.	141,095
1,400	Japan Airlines Co., Ltd.	41,154
12,400	JGC Corp.	215,866
6,000	Kamigumi Co., Ltd.	52,344
20,500	Kansai Electric Power Co., Inc. (The)†	186,497
47,000	Kawasaki Heavy Industries, Ltd.	145,617
300	KDDI Corp.	9,295
4,930	Keyence Corp.	3,612,160
2,100	Kobe Steel, Ltd.	19,047
7,000	Kurita Water Industries, Ltd.	166,329
10,000	Kyocera Corp.	480,533
31,300	Kyushu Electric Power Co., Inc.	293,789
2,100	Lawson, Inc.	165,894
26,400	Marubeni Corp.	135,619
150,000	Mazda Motor Corp.	2,301,265
104,000	Mitsubishi Estate Co., Ltd.	1,951,724
8,300	Mitsubishi Materials Corp.	227,025
34,700	Mitsubishi UFJ Financial Group, Inc.	175,793
14,400	Mitsubishi UFJ Lease & Finance Co., Ltd.	66,081
8,000	Mitsui OSK Lines, Ltd.	18,603
4,400	Mixi, Inc.	159,416
90,100	Mizuho Financial Group, Inc.	151,858
17,500	MS&AD Insurance Group Holdings, Inc.	487,746
16,100	Murata Manufacturing Co., Ltd.	2,101,583
5,400	NGK Spark Plug Co., Ltd.	95,420
15,100	NHK Spring Co., Ltd.	146,382

Shares		Value
Japan — (continued)
13,000	Nikon Corp.	$194,145
9,000	Nippon Electric Glass Co., Ltd.	46,601
4,000	Nippon Yusen KK	7,489
4,300	Nomura Real Estate Holdings, Inc.	72,684
2,970	Nomura Research Institute, Ltd.	102,507
42,300	NSK, Ltd.	433,692
1,400	NTT DOCOMO, Inc.	35,564
8,000	Oji Holdings Corp.	31,708
37,400	Otsuka Holdings Co., Ltd.	1,704,792
42,700	Resona Holdings, Inc.	179,579
7,000	Ricoh Co., Ltd.	63,346
2,700	Sankyo Co., Ltd.	92,244
23,700	Secom Co., Ltd.	1,769,781
17,500	Sega Sammy Holdings, Inc.	249,637
117,200	Seiko Epson Corp.	2,256,733
2,300	Seven & I Holdings Co., Ltd.	108,733
2,000	Sompo Japan Nipponkoa Holdings, Inc.	59,275
2,000	Sumitomo Heavy Industries, Ltd.	9,882
300	Sumitomo Mitsui Financial Group, Inc.	10,134
40,700	Suntory Beverage & Food, Ltd.	1,759,802
3,900	Suzuken Co., Ltd.	128,780
35,975	Sysmex Corp.	2,669,110
17,600	T&D Holdings, Inc.	198,548
18,900	Takeda Pharmaceutical Co., Ltd.	905,870
5,500	Tokio Marine Holdings, Inc.	210,925
5,100	Tokyo Tatemono Co., Ltd.	61,349
400	Toyo Suisan Kaisha, Ltd.	16,969
1,200	Toyoda Gosei Co., Ltd.	27,900
14,800	Toyota Motor Corp.	858,495
		33,783,896
Jersey — 0.1%
1,663	Randgold Resources, Ltd.	166,672

Luxembourg — 0.1%
48,083	ArcelorMittal	293,229

Malaysia — 0.0%
122,000	AirAsia BHD	82,443
38,400	CIMB Group Holdings BHD	43,823
		126,266
Mexico — 0.7%
31,700	Alfa SAB de CV, Class A	49,373
39,900	Fibra Uno Administracion SA de CV(b)	72,949
6,900	Grupo Mexico SAB de CV, Ser B	16,875
6,700	Industrias Penoles SAB de CV	160,332
79,200	Kimberly-Clark de Mexico SAB de CV, Class A	179,152
90,300	OHL Mexico SAB de CV†	119,827
713,945	Wal-Mart de Mexico SAB de CV	1,563,041
		2,161,549
Netherlands — 4.8%
312,911	Aegon NV	1,193,581
4,507	Akzo Nobel NV	304,855
4,804	Boskalis Westminster	170,979
31,450	Gemalto NV	2,014,987
1,266	Heineken NV	111,284
17,876	Koninklijke Ahold Delhaize NV	407,134
28,408	Koninklijke DSM NV	1,918,556
574,902	Koninklijke KPN NV	1,907,386
77,695	Koninklijke Philips NV	2,298,974
6,792	Koninklijke Vopak NV	356,222
3,212	Randstad Holding NV	146,058
5,982	Royal Dutch Shell PLC, Class A	148,819

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Netherlands — (continued)
58,830	Royal Dutch Shell PLC ADR, Class A	$2,945,618
3,795	Steinhoff International Holdings NV	21,734
		13,946,187
New Zealand — 0.1%
2,102	Auckland International Airport, Ltd.	11,266
23,645	Fletcher Building, Ltd.	185,175
		196,441
Norway — 0.2%
1,501	DnB NOR ASA	19,733
2,266	Norsk Hydro ASA	9,798
17,372	Orkla ASA	179,891
8,560	Yara International ASA	285,245
		494,667
Peru — 0.0%
800	Cia de Minas Buenaventura SAA ADR†(a)	11,072

Philippines — 0.0%
198,500	Alliance Global Group, Inc.	65,264

Portugal — 0.1%
9,854	Jeronimo Martins SGPS SA	170,787

Russia — 1.3%
90,700	Alrosa PAO†	125,122
12,240	Magnit PJSC GDR	510,170
8,459	MegaFon PJSC GDR	80,625
11,119,000	RusHydro PJSC	137,309
19,560	Sistema PJSC FC GDR	145,478
69,260	Tatneft PJSC	353,468
108,976	Yandex NV, Class A†	2,293,945
		3,646,117
Singapore — 0.7%
168,310	DBS Group Holdings, Ltd.	1,909,789
9,400	StarHub, Ltd.	23,735
139,500	Suntec Real Estate Investment Trust(b)	175,907
		2,109,431
South Africa — 1.2%
22,743	Brait SE†	182,923
12,316	Exxaro Resources, Ltd.(a)	75,715
16,586	Gold Fields, Ltd.	80,399
9,757	Growthpoint Properties, Ltd.(b)	17,976
17,845	Hyprop Investments, Ltd.(b)	157,421
32,062	Impala Platinum Holdings, Ltd.†	162,011
27,902	Life Healthcare Group Holdings, Ltd.	77,192
1,131	Mondi PLC	23,762
6,696	Sasol, Ltd.	182,938
183,368	Shoprite Holdings, Ltd.	2,562,134
		3,522,471
South Korea — 1.8%
14,861	BNK Financial Group, Inc.	116,336
19,378	DGB Financial Group, Inc.	159,559
4,356	Doosan Heavy Industries & Construction Co., Ltd.	103,082
24,953	Hana Financial Group, Inc.	635,275
3,323	Hankook Tire Co., Ltd.	179,663
1,609	Hanwha Chemical Corp.	35,641
4,378	Hanwha Corp.	140,152
1,208	Hyundai Department Store Co., Ltd.	130,532
2,458	Hyundai Engineering & Construction Co., Ltd.	88,457
523	Hyundai Heavy Industries Co., Ltd.	66,124

Shares		Value
South Korea — (continued)
3,506	Hyundai Marine & Fire Insurance Co., Ltd.	$115,748
2,507	Korea Gas Corp.	101,204
3,475	Korean Air Lines Co., Ltd.†	110,661
1,089	KT Corp.	31,598
2,512	KT&G Corp.	286,065
1,628	LG Display Co., Ltd.	41,620
1,916	LG Electronics, Inc.	83,676
197	OCI Co., Ltd.	16,866
2,243	Samsung Card Co., Ltd.	102,464
899	Samsung Electronics Co., Ltd.	1,309,629
6,453	Samsung Heavy Industries Co., Ltd.	55,332
8,051	Shinhan Financial Group Co., Ltd.	294,865
2,253	SK Innovation Co., Ltd.	333,821
3,405	S-Oil Corp.	253,010
39,148	Woori Bank	406,909
		5,198,289
Spain — 2.1%
36,744	Abertis Infraestructuras SA	572,454
1,775	ACS Actividades de Construccion y Servicios SA	53,657
11,114	Amadeus IT Group SA, Class A	554,735
255,945	Banco Bilbao Vizcaya Argentaria SA ADR	1,525,432
3,811	Banco Bilbao Vizcaya Argentaria SA	23,059
102,684	Banco Popular Espanol SA	127,089
69,662	Banco Santander SA	309,046
21,434	Enagas SA	644,787
1,309	Grifols SA	28,216
51,733	Iberdrola SA	351,755
44,590	Industria de Diseno Textil SA	1,653,312
15,080	Zardoya Otis SA(a)	145,090
		5,988,632
Sweden — 1.7%
14,872	Alfa Laval AB	233,161
2,521	Boliden AB	59,255
5,313	Electrolux AB, Class B	133,074
14,796	Getinge AB, Class B	286,835
23,228	Husqvarna AB, Class B	202,724
7,375	Kinnevik AB	188,090
10,676	Lundin Petroleum AB†	195,413
4,085	Skandinaviska Enskilda Banken AB, Class A	41,060
33,900	SKF AB, Class B	585,431
6,218	Svenska Handelsbanken AB, Class A	85,473
15,020	Swedbank AB, Class A	352,919
10,902	Swedish Match AB	400,014
29,311	Telefonaktiebolaget LM Ericsson, Class B	211,634
226,665	Telefonaktiebolaget LM Ericsson ADR	1,634,254
54,077	Telia Co. AB	242,216
		4,851,553
Switzerland — 7.0%
36,095	Adecco Group AG	2,034,520
4,249	Aryzta AG	189,003
71	Givaudan SA	144,749
38,887	Julius Baer Group, Ltd.	1,585,111
69,299	Nestle SA	5,472,132
11,028	Novartis AG	870,333
25,355	Novartis AG ADR	2,002,031
2,374	Pargesa Holding SA	162,655
778	Partners Group Holding AG	393,073
13,711	Roche Holding AG	3,407,165
1,379	SGS SA	3,090,029
17	Sika AG	82,826
726	Sonova Holding AG	102,944

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Switzerland — (continued)
12,415	STMicroelectronics NV	$101,466
6,262	Swiss Re, Ltd.	565,574
		20,203,611
Taiwan — 2.9%
20,000	Acer, Inc.	9,328
202,000	Asia Cement Corp.	176,942
907,000	AU Optronics Corp.	332,962
7,000	Casetek Holdings, Ltd.	25,628
204,000	Cheng Shin Rubber Industry Co., Ltd.	430,352
100,000	Chunghwa Telecom Co., Ltd.	352,674
12,000	Formosa Petrochemical Corp.	36,177
15,302	Foxconn Technology Co., Ltd.	45,118
61,000	Highwealth Construction Corp.	94,531
2,000	HTC Corp.	5,594
114,569	Lite-On Technology Corp.	165,635
115,000	MediaTek, Inc.	882,960
67,000	Nanya Technology Corp.	84,176
3,000	Pegatron Corp.	7,764
5,000	Phison Electronics Corp.	38,186
76,000	Ruentex Development Co., Ltd.	92,720
14,000	Simplo Technology Co., Ltd.	46,240
134,400	Synnex Technology International Corp.	149,152
448,191	Taiwan Business Bank	114,200
75,274	Taiwan Cooperative Financial Holding Co., Ltd.	33,329
66,000	Taiwan Fertilizer Co., Ltd.	88,617
158,008	Taiwan Semiconductor Manufacturing Co., Ltd. ADR(a)	4,833,465
15,000	Transcend Information, Inc.	43,860
250,268	Wistron Corp.	186,665
51,000	WPG Holdings, Ltd.	60,508
		8,336,783
Thailand — 0.1%
13,800	BEC World PCL NVDR	8,784
40,800	Indorama Ventures PCL NVDR	33,413
3,300	Kasikornbank PCL NVDR	17,918
99,400	PTT Exploration & Production PCL NVDR	233,829
7,400	Siam Commercial Bank PCL NVDR	31,757
672,100	TMB Bank PCL NVDR	41,231
		366,932
Turkey — 0.1%
199,044	Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	201,760
35,305	Turkiye Garanti Bankasi AS	93,552
44,558	Turkiye Halk Bankasi AS	135,412
15,758	Turkiye Vakiflar Bankasi TAO, Class D	24,106
		454,830
United Kingdom — 8.9%
5,163	3i Group PLC	43,531
10,377	Aberdeen Asset Management PLC	43,800
21,182	Admiral Group PLC	562,190
36,094	AstraZeneca PLC	2,337,141
44,566	BAE Systems PLC	302,747
36,630	BP PLC	213,506
8,132	British American Tobacco PLC	518,624
118,653	BT Group PLC, Class A	596,978
1,766	Burberry Group PLC	31,513
3,273	Capita Group PLC (The)	28,353
81,282	Centrica PLC	240,330
131,872	Cobham PLC	286,886
168,219	Compass Group PLC	3,257,821
10,052	Croda International PLC	453,586
18,610	Diageo PLC	533,054

Shares		Value
United Kingdom — (continued)
12,412	easyJet PLC	$161,839
121,529	G4S PLC	358,354
13,565	GlaxoSmithKline PLC	288,913
16,932	HSBC Holdings PLC	127,273
59,629	HSBC Holdings PLC ADR	2,242,647
33,947	ICAP PLC	204,438
1,586	Johnson Matthey PLC	67,650
136,239	National Grid PLC	1,924,070
9,643	Prudential PLC	170,937
57,649	Reckitt Benckiser Group PLC	5,427,330
1,502	Rio Tinto, Ltd.	59,750
33,378	Rolls-Royce Holdings PLC	311,405
30,245	Sky PLC	350,541
56,780	Smith & Nephew PLC ADR	1,861,248
14,089	Smith & Nephew PLC	227,232
904	Standard Life PLC	4,027
81,194	Tesco PLC	192,303
4,540	Travis Perkins PLC	90,553
71,949	Vodafone Group PLC ADR	2,097,313
		25,617,883
United States — 7.0%
26,305	Accenture PLC, Class A	3,213,682
479	Ball Corp.	39,231
35,554	Chubb, Ltd.	4,467,360
28,453	Core Laboratories NV(a)	3,196,126
28,190	ICON PLC†	2,181,060
53,485	IHS Markit, Ltd.†	2,008,362
53,611	Lazard, Ltd., Class A	1,949,296
35,360	Schlumberger, Ltd.	2,780,710
4,662	Shire PLC	301,458
		20,137,285
Total Common Stock
(Cost $251,203,288)		272,855,629

SHORT-TERM INVESTMENTS (c) — 8.5%
13,687,660	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	13,687,660
10,932,270	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.505%(d)	10,932,270

Total Short-Term Investments
(Cost $24,619,930)		24,619,930

PREFERRED STOCK — 0.4%
Brazil — 0.4%
15,600	Centrais Eletricas Brasileiras SA†	115,220
75,700	Cia Energetica de Minas Gerais	199,716
78,300	Gerdau SA	215,243
38,200	Petroleo Brasileiro SA†	160,921
64,700	Vale SA	307,768
Total Preferred Stock
(Cost $675,922)		998,868

EXCHANGE TRADED FUNDS — 0.4%
33,018	iShares MSCI India ETF	971,059
5,173	Vanguard FTSE All-World ex-US ETF	235,010
Total Exchange Traded Fund
(Cost $1,238,009)		1,206,069

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2016
Schedule of Investments	(Unaudited)

Number of Rights		Value

RIGHTS — 0.0%
South Korea — 0.0%
4,007	Samsung Heavy Industries Co., Ltd†, ‡‡.	$8,004

Total Rights (Cost $–)		8,004
Total Investments — 103.8%
(Cost $277,737,149)‡		299,688,500
Other Assets & Liabilities, Net — (3.8)%		(11,082,361)
NET ASSETS — 100.0%		$288,606,139

†	Non-income producing security.
‡‡	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at September 30, 2016. The total market value of securities on loan at September 30, 2016 was $9,728,816.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2016.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2016 was $10,932,270.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $7,002,398.

‡	At September 30, 2016, the tax basis cost of the Portfolio's investments was $277,737,149, and the unrealized appreciation and depreciation were $28,275,626 and $(6,324,275), respectively.

ADR — American Depositary Receipt
ETF — Exchange Traded Fund
FTSE — Financial Times Stock Exchange
GDR — Global Depositary Receipt
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
PCL — Public Company Limited
PJSC — Public Joint Stock Company
PLC — Public Limited Company

The following is a list of the levels of inputs used as of September 30, 2016 valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stock
Australia	$—	$11,087,699	*	$—	$11,087,699
Austria	—	9,091	*	—	9,091
Belgium	—	680,113	*	—	680,113
Brazil	4,150,256	823,204	*	—	4,973,460
Canada	13,811,282	—		—	13,811,282
China	6,294,996	10,039,335	*	—	16,334,331
Czech Republic	—	25,725	*	—	25,725
Denmark	3,141,584	12,417,870	*	—	15,559,454
Finland	—	1,186,279	*	—	1,186,279
France	1,720,300	22,556,147	*	—	24,276,447
Germany	—	13,765,916	*	—	13,765,916
Greece	—	79,500	*	—	79,500
Hong Kong	—	6,105,303	*	—	6,105,303
India	3,364,596	—		—	3,364,596
Indonesia	—	188,728	*	—	188,728
Ireland	2,058,638	3,653,611	*	—	5,712,249
Israel	—	252,828	*	—	252,828
Italy	—	3,592,781	*	—	3,592,781
Japan	—	33,783,896	*	—	33,783,896
Jersey	—	166,672	*	—	166,672
Luxembourg	—	293,229	*	—	293,229
Malaysia	—	126,266	*	—	126,266
Mexico	—	2,161,549	*	—	2,161,549
Netherlands	2,945,618	11,000,569	*	—	13,946,187
New Zealand	—	196,441	*	—	196,441
Norway	—	494,667	*	—	494,667
Peru	11,072	—		—	11,072
Philippines	—	65,264	*	—	65,264
Portugal	—	170,787	*	—	170,787
Russia	2,909,844	736,273	*	—	3,646,117
Singapore	—	2,109,431	*	—	2,109,431
South Africa	—	3,522,471	*	—	3,522,471
South Korea	—	5,198,289	*	—	5,198,289
Spain	1,525,432	4,463,200	*	—	5,988,632
Sweden	1,634,254	3,217,299	*	—	4,851,553
Switzerland	2,002,031	18,201,580	*	—	20,203,611
Taiwan	4,833,465	3,503,318	*	—	8,336,783
Thailand	—	366,932	*	—	366,932
Turkey	—	454,830	*	—	454,830
United Kingdom	6,201,208	19,416,675	*	—	25,617,883
United States	19,835,827	301,458	*	—	20,137,285
Total Common Stock	76,440,403	196,415,226		—	272,855,629

Short-Term Investments	24,619,930	—		—	24,619,930
Preferred Stock	—	998,868	*	—	998,868
Exchange Traded Funds	1,206,069	—		—	1,206,069
Rights	—	8,004		—	8,004
Total Investments in Securities	$102,266,402	$197,422,098		$—	$299,688,500

*
For the period ended September 30, 2016, the transfers out of Level 1 and into Level 2 were $197,414,094 and the transfers out of Level 2 into Level 1 were $0.  The transfers into Level 2 were due to securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor.

For the period ended September 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

ASSET-BACKED SECURITIES — 26.2%
Financials — 1.7%
ARES XXIII CLO, Ltd.
3.833%(a) (b)	04/19/23	$1,250,000	$1,244,336
CIFC Funding, Ltd.
0.000%(a)	07/22/26	500,000	313,323
2.130%(a) (b)	05/10/21	1,300,000	1,267,512
2.735%(a) (b)	12/05/24	1,500,000	1,496,747
3.887%(a) (b)	08/14/24	1,000,000	999,850
Earnest Student Loan Program LLC
4.460%(b)	01/26/37	1,000,000	996,461
Voya CLO, Ltd.
4.932%(a) (b)	07/19/28	500,000	496,250
			6,814,479
Industrials — 0.6%
Gramercy Park CLO, Ltd.
3.629%(a) (b)	07/17/23	1,500,000	1,501,115
4.729%(a) (b)	07/17/23	1,000,000	992,792
			2,493,907
Other Asset-Backed Securities — 23.9%
AABS, Ltd.
4.875%	01/15/38	393,424	391,063
ACAS CLO, Ltd.
2.967%(a) (b)	09/20/23	1,000,000	999,928
3.897%(a) (b)	09/20/23	1,000,000	1,000,824
ALM XIX, Ltd.
3.634%(a) (b)	07/15/28	250,000	253,115
AMMC CLO XIII, Ltd.
3.338%(a) (b)	01/26/26	1,500,000	1,500,822
Anchorage Credit Funding, Ltd.
3.850%(b)	10/28/33	1,000,000	1,000,000
Annisa CLO, Ltd.
2.793%(a) (b)	07/20/28	500,000	500,023
Apidos CLO XXIV
4.647%(a) (b)	07/20/27	500,000	497,848
Apollo Aviation Securitization Equity Trust
4.875%(b)	08/15/22	950,000	948,392
5.250%(a)	12/15/29	1,298,077	1,263,678
7.500%(a)	12/15/29	649,039	644,171
Arbor Realty Commercial Real Estate Notes, Ltd.
3.450%(a) (b)	09/15/26	302,000	301,997
Avery Point III CLO, Ltd.
2.079%(a) (b)	01/18/25	500,000	500,002
Babson CLO, Ltd.
0.000%(b)	05/15/23	1,000,000	610,384
Baker Street CLO II, Ltd.
1.410%(a) (b)	10/15/19	1,500,000	1,477,965
BCAPB LLC Trust
5.179%	03/25/37	4,955,689	3,825,067
BlueMountain CLO, Ltd.
2.151%(a) (b)	07/20/26	250,000	250,390
4.796%(a) (b)	08/20/28	500,000	497,820
Canyon Capital CLO, Ltd.
3.887%(a) (b)	04/30/25	250,000	230,874

	Maturity Date	Par	Value

Other Asset-Backed Securities — (continued)
Carlyle Global Market Strategies CLO, Ltd.
3.476%(a) (b)	05/15/25	$500,000	$497,606
Castlelake Aircraft Securitization Trust
4.703%(b)	12/15/40	1,372,014	1,380,799
5.250%(b)	02/15/29	513,623	508,487
7.500%(b)	02/15/29	455,050	451,637
Cent CLO LP
2.887%(a) (b)	08/01/24	500,000	500,032
3.837%(a) (b)	08/01/24	1,000,000	1,000,681
Cereberus ICQ Levered LLC
3.730%(a) (b)	11/06/25	2,000,000	2,005,047
Chesterfield Financial Holdings LLC
4.500%(b)	12/15/34	833,000	833,288
Countrywide Asset-Backed Certificates
0.695%(a)	09/25/36	2,154,161	2,000,980
Credit Suisse Mortgage Capital Trust
5.129%(b)	07/25/56	948,729	942,357
Diamond Head Aviation, Ltd.
3.810%(b)	07/14/28	785,933	786,935
Drug Royalty III LP
3.979%(b)	04/15/27	972,530	968,477
Dryden 37 Senior Loan Fund
0.216%(b)	04/15/27	1,000,000	930,361
Duane Street CLO IV, Ltd.
1.626%(a) (b)	11/14/21	1,500,000	1,463,757
ECAF I, Ltd.
4.947%(b)	06/15/40	991,172	983,065
FDF II, Ltd.
4.285%(b)	05/12/31	1,000,000	1,018,462
First Franklin Mortgage Loan Trust
1.800%(a)	07/25/34	728,849	704,910
Flagship CLO VI
3.058%(a) (b)	06/10/21	2,000,000	1,968,857
Flagship VII, Ltd.
3.594%(a) (b)	01/20/26	1,500,000	1,465,617
Fortress Credit Investments IV, Ltd.
2.533%(a) (b)	07/17/23	1,250,000	1,242,649
Fortress Credit Opportunities V CLO, Ltd.
3.279%(a) (b)	10/15/26	1,000,000	987,871
4.215%(a) (b)	10/15/26	1,000,000	985,090
Galaxy XXII CLO, Ltd.
5.106%(a) (b)	07/16/28	500,000	500,000
Golub Capital Partners CLO, Ltd.
2.433%(a) (b)	08/05/27	1,000,000	987,924
3.088%(a) (b)	10/25/26	700,000	684,085
3.584%(a) (b)	10/20/21	2,500,000	2,490,297
Great Lakes CLO, Ltd.
2.578%(a) (b)	07/15/26	1,000,000	992,458

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Other Asset-Backed Securities — (continued)
GSAA Home Equity Trust
0.794%(a)	07/25/37	$1,102,764	$981,239
GSAA Trust
0.955%(a)	06/25/35	1,300,000	1,169,793
Halcyon Loan Advisors Funding, Ltd.
3.707%(a) (b)	12/20/24	1,500,000	1,433,511
Helios Series I Multi Asset CBO, Ltd.
1.794%(a) (b)	12/13/36	35,104	34,455
Highbridge Loan Management, Ltd.
3.107%(a) (b)	09/20/22	1,000,000	997,865
4.107%(a) (b)	09/20/22	1,000,000	996,006
ING Investment Management CLO, Ltd.
2.838%(a) (b)	06/14/22	1,500,000	1,466,328
Ivy Hill Middle Market Credit Fund IX, Ltd.
3.083%(a) (b)	10/18/25	2,000,000	1,998,585
Jamestown CLO III, Ltd.
5.280%(a) (b)	01/15/26	1,750,000	1,359,071
Keuka Park CLO, Ltd.
0.000%(b)	10/21/24	1,250,000	612,500
KVK CLO, Ltd.
0.000%(b)	04/14/25	1,150,000	435,842
2.780%(a) (b)	10/15/26	1,000,000	971,287
Madison Park Funding, Ltd.
1.636%(a) (b)	07/26/21	250,000	244,697
Marea CLO, Ltd.
2.428%(a) (b)	10/15/23	1,250,000	1,246,244
Morgan Stanley ABS Capital I, Inc. Trust
0.905%(a)	12/25/35	1,000,000	896,479
Neuberger Berman CLO, Ltd.
0.000%(b)	07/25/23	450,000	229,274
3.815%	07/25/23	1,500,000	1,492,898
NewMark Capital Funding CLO, Ltd.
4.131%(a) (b)	06/30/26	1,159,000	1,036,859
North End CLO, Ltd.
5.279%(a) (b)	07/17/25	1,000,000	801,481
Ocean Trails CLO IV
3.627%(a) (b)	08/13/25	1,750,000	1,750,466
Octagon Investment Partners 27, Ltd.
2.812%(a) (b)	07/15/27	250,000	250,503
Palmer Square Loan Funding, Ltd.
2.738%(a) (b)	06/21/24	250,000	250,017
Putnam Structured Product Funding, Ltd.
1.524%(a) (b)	10/15/38	2,000,000	1,819,999
Regatta V Funding, Ltd.
3.788%(a) (b)	10/25/26	1,500,000	1,499,448
Rise, Ltd.
4.750%(a)	02/15/39	1,254,027	1,238,978
Rockwall CDO II, Ltd.
1.187%(a) (b)	08/01/24	1,500,000	1,426,322

	Maturity Date	Par	Value

Other Asset-Backed Securities — (continued)
Silverado CLO II, Ltd.
1.029%(a) (b)	10/16/20	$300,000	$297,205
Springleaf Funding Trust
3.160%(b)	11/15/24	1,000,000	1,012,493
Steele Creek CLO, Ltd.
2.904%(a) (b)	08/21/26	2,000,000	1,995,099
Structured Asset Investment Loan Trust
0.885%(a)	01/25/36	886,384	798,051
Symphony CLO XIV, Ltd.
4.273%(a) (b)	07/14/26	500,000	484,056
Taco Bell Funding LLC
4.377%(b)	05/25/46	1,700,000	1,761,609
TCI-FLATIRON CLO, Ltd.
2.862%(a) (b)	07/17/28	250,000	250,973
3.712%(a) (b)	07/17/28	250,000	249,827
THL Credit Wind River CLO, Ltd.
4.953%(a) (b)	01/15/26	250,000	250,000
TICP CLO II, Ltd.
3.696%(a) (b)	07/20/26	1,000,000	988,154
Treman Park CLO LLC
0.466%(b)	04/20/27	500,000	444,437
Triaxx Prime CDO, Ltd.
0.785%(a) (b)	10/02/39	913,771	876,306
Venture VI CDO, Ltd.
2.117%(a) (b)	08/03/20	2,250,000	2,102,480
Venture XII CLO, Ltd.
3.524%(a) (b)	02/28/24	1,000,000	1,000,398
Venture XV CLO, Ltd.
3.780%(a) (b)	07/15/25	500,000	500,855
Venture XXIII CLO, Ltd.
2.955%(a) (b)	07/19/28	500,000	503,073
Vibrant CLO, Ltd.
2.733%(a) (b)	07/17/24	1,000,000	1,004,642
VOLT L LLC
3.500%(b)	09/25/46	2,000,000	2,000,000
VOLT XXVII LLC
3.375%(b)	08/27/57	678,907	678,437
Wachovia Asset Securitization Issuance II LLC
0.655%(a) (b)	07/25/37	1,981,067	1,749,877
0.665%(a) (b)	07/25/37	1,671,914	1,393,053
Wendys Funding LLC
4.497%(b)	06/15/45	990,000	988,531
Westcott Park CLO, Ltd.
5.007%(a) (b)	07/20/28	500,000	501,733
WhiteHorse IV, Ltd.
2.083%(a) (b)	01/17/20	1,500,000	1,434,020
WhiteHorse VIII, Ltd.
2.687%(a) (b)	05/01/26	1,100,000	1,070,551

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Other Asset-Backed Securities — (continued)
Wrightwood Capital Real Estate CDO, Ltd.
1.084%(a) (b)	11/21/40	$1,450,000	$1,352,203
			98,304,302
Total Asset-Backed Securities
(Cost $108,403,019)			107,612,688

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.0%
Agency Mortgage-Backed Obligation — 5.5%
FHLMC
3.000%	03/01/46	473,876	492,877
3.000%	04/01/46	483,306	502,600
3.000%	05/01/46	978,504	1,017,568
3.500%	05/01/46	968,227	1,005,717
4.000%	05/15/44	4,923,047	5,676,992
4.280%(a)	09/15/43	1,354,667	1,365,042
5.519%(a)	05/15/41	2,351,207	369,390
5.567%(a)	08/15/42	2,331,517	379,757
FHLMC Multifamily Structured Pass-Through Certificates, IO
1.443%(a)	03/25/23	2,278,961	157,955
FNMA
3.000%	07/01/46	4,912,156	5,037,739
3.000%	10/25/46	4,000,000	4,030,000
3.500%	07/01/42	1,103,478	1,178,836
5.476%(a)	07/25/42	1,160,920	200,962
5.525%(a)	05/25/44	8,166,358	1,339,634
			22,755,069
Non-Agency Mortgage-Backed Obligation — 15.5%
A10 Securitization
2.460%	03/15/35	163,000	163,382
ACRE Commercial Mortgage Trust
3.007%(a) (b)	08/15/31	1,000,000	993,339
Alliance Bancorp Trust
0.764%(a)	07/25/37	1,229,549	896,514
Alternative Loan Trust
0.705%(a)	05/25/47	1,163,598	991,655
American Home Mortgage Assets Trust
0.678%(a)	10/25/46	1,322,649	875,147
0.715%(a)	12/25/46	966,427	648,314
American Home Mortgage Investment Trust
2.078%	05/25/47	1,317,995	216,751
Banc of America Commercial Mortgage Trust
2.176%(a)	06/15/49	1,120,963	141,435
5.451%	01/15/49	115,033	115,487
Banc of America Funding, Ltd.
0.714%(a) (b)	11/03/41	1,130,285	1,029,752
Banc of America Re-REMIC Trust
5.954%(a) (b)	05/15/46	218,000	222,634
Bear Stearns ARM Trust
3.029%(a)	01/25/35	828,907	743,050

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — (continued)
Bear Stearns Commercial Mortgage Securities Trust
5.331%	02/11/44	$97,576	$98,302
5.694%(a)	06/11/50	196,158	201,545
5.700%	06/11/50	280,114	288,511
5.910%(a)	06/11/40	368,000	376,762
Capmark Military Housing Trust
5.746%(b) (c)	02/10/52	1,923,595	1,998,142
6.059%(b) (c)	10/10/52	482,404	477,262
CD Commercial Mortgage Trust, IO
1.582%(a)	08/10/49	2,000,000	210,654
5.366%(a)	12/11/49	545,000	550,196
CFCRE Commercial Mortgage Trust, IO
1.938%(a)	03/10/26	1,298,977	159,268
5.041%(a)	04/10/26	120,000	121,797
CHL Mortgage Pass-Through Trust
4.685%(a)	09/25/37	2,883,631	2,575,800
CIM Trust
12.174%(a) (b)	02/27/56	1,000,000	883,577
12.213%(a) (b)	02/27/56	1,000,000	881,089
12.316%(a) (b)	08/26/55	1,000,000	876,083
Citigroup Commercial Mortgage Trust
1.949%(a)	09/10/49	1,899,136	253,166
1.974%(a)	04/10/49	3,844,563	496,346
2.116%(a)	05/10/49	1,180,628	163,170
2.176%(a)	07/10/49	1,236,969	178,361
5.889%(a)	06/10/17	219,000	222,465
5.901%(a)	12/10/49	141,000	143,557
6.346%(a)	12/10/49	274,000	283,430
6.346%(a)	12/10/49	120,000	123,558
CitiMortgage Alternative Loan Trust Series
6.000%	05/25/37	4,131,936	3,839,907
6.000%	04/25/36	3,662,552	3,351,449
COBALT Commercial Mortgage Trust
5.958%(a)	05/15/46	120,000	122,541
Commercial Mortgage Loan Trust
6.296%(a)	12/10/49	255,558	262,942
Commercial Mortgage Trust, IO
1.539%(a)	10/10/46	3,985,546	252,601
5.475%	03/10/39	189,000	190,558
Credit Suisse Commercial Mortgage Trust
3.500%(a) (b)	10/25/44	811,789	832,829
5.343%	12/15/39	161,000	161,037
5.615%(a)	01/15/49	84,000	84,920
5.695%(a)	09/15/40	72,700	74,367
CSAIL Commercial Mortgage Trust, IO
1.976%(a)	01/15/49	992,892	118,991
Daiwa Capital Markets
3.000%	12/31/49	4,000,000	4,029,999
FirstKey Mortgage Trust
3.500%(a) (b)	11/25/44	577,021	589,878

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — (continued)
FORT CRE LLC
3.250%(a) (b)	09/21/32	$181,000	$180,672
GE Business Loan Trust
0.974%(a) (b)	04/16/35	1,003,250	880,774
GE Capital Commercial Mortgage Corp. Trust
0.033%(a)	03/10/44	57,021	57,621
GS Mortgage Securities Trust
1.824%(a)	05/10/49	1,042,097	120,065
4.758%(a) (b)	02/15/33	1,000,000	1,007,002
5.591%	11/10/39	80,174	80,141
5.988%(a)	08/10/45	284,485	288,777
HarborView Mortgage Loan Trust
0.664%(a)	01/25/47	1,117,770	922,417
Harbour Aircraft Investments, Ltd.
4.703%	07/15/41	1,000,000	1,002,521
Hilton USA Trust
5.609%(a) (b)	11/05/30	1,000,000	1,001,544
JPMCC Re-REMIC Trust
4.347%(b)	01/27/47	181,000	178,352
JPMDB Commercial Mortgage Securities Trust, IO
1.871%(a)	06/15/49	1,261,506	135,261
JPMorgan Chase Commercial Mortgage Securities Trust
2.021%(a)	08/15/49	1,940,381	270,545
3.948%(a)	08/15/49	1,000,000	996,475
5.440%	06/12/47	43,285	43,505
5.480%(a)	05/15/45	12,691	12,722
5.881%(a)	02/12/49	218,000	221,762
6.089%(a)	02/12/51	273,000	282,748
LB Commercial Mortgage Trust
6.114%(a)	07/15/44	187,288	192,175
LB-UBS Commercial Mortgage Trust
5.493%(a)	02/15/40	273,000	277,373
5.866%(a)	09/15/45	206,155	213,557
6.094%(a)	06/15/38	2,524	2,523
6.451%(a)	09/15/45	120,000	120,691
LSTAR Commercial Mortgage Trust, IO
1.957%	03/10/49	1,625,938	155,884
4.701%(a) (b)	03/10/49	274,000	265,882
LSTAR Securities Investment Trust
2.436%(a) (b)	03/01/21	1,345,157	1,314,218
2.467%(a) (b)	04/01/20	898,596	881,294
2.494%(a) (b)	01/01/20	2,082,232	2,055,705
2.494%(a) (b)	04/01/20	906,012	890,299
LSTAR Securities Investment, Ltd.
2.528%(a) (b)	09/01/21	2,300,000	2,289,189
Luminent Mortgage Trust
0.725%(a)	02/25/46	1,576,851	1,080,337
Merrill Lynch Mortgage Trust
5.802%(a)	08/12/43	11,207	11,202
6.008%(a)	06/12/50	181,000	174,918

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — (continued)
ML-CFC Commercial Mortgage Trust
5.700%	09/12/49	$190,507	$196,334
5.810%(a)	06/12/50	62,032	63,069
Morgan Stanley Bank of America Merrill Lynch Trust, IO
1.198%(a)	12/15/47	26,290,730	1,764,189
1.300%(a)	12/15/47	3,524,336	208,702
Morgan Stanley Capital I Trust
0.938%(a) (b)	07/15/19	68,327	67,281
1.827%(a)	08/15/49	5,900,000	658,769
5.478%(a)	02/12/44	100,000	100,485
5.793%(a)	07/12/44	6,936	6,932
6.256%(a)	12/12/49	273,000	282,906
Morgan Stanley Re-REMIC Trust
1.053%(a) (b)	06/26/36	986,162	688,253
5.988%(a) (b)	08/15/45	218,000	221,009
PFP, Ltd.
2.508%(a) (b)	07/14/34	1,000,000	996,851
RALI Series Trust
0.745%(a)	02/25/46	2,243,488	987,314
RALI Trust
6.500%	10/25/36	1,749,835	1,495,009
SG Commercial Mortgage Securities Trust, IO
2.198%(a)	10/10/48	8,185,863	1,092,290
SRERS Funding, Ltd.
0.763%(a) (b)	05/09/46	500,000	299,229
0.763%(a) (b)	05/09/46	621,550	610,824
Velocity Commercial Capital Loan Trust
3.534%(a) (b)	04/25/46	488,625	490,374
Wachovia Bank Commercial Mortgage Trust
5.339%	11/15/48	382,000	383,171
5.383%	12/15/43	141,000	142,261
5.632%(a)	10/15/48	219,000	218,354
5.678%	05/15/46	258,089	262,798
5.825%(a)	07/15/45	179,000	179,520
5.889%(a)	06/15/49	180,000	182,963
6.271%(a)	06/15/45	181,000	182,215
Waldorf Astoria Boca Raton Trust
2.558%(a) (b)	06/15/29	148,000	148,010
3.008%(a) (b)	06/15/29	125,000	125,005
Wells Fargo Commercial Mortgage Trust
2.173%(a)	07/15/48	6,894,945	978,929
5.197%(a)	05/15/49	141,000	148,349
WinWater Mortgage Loan Trust
3.000%(a) (b)	12/20/30	439,846	450,774
			63,752,840
Total Collateralized Mortgage Obligations
(Cost $85,865,249)			86,507,909

U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Bonds
3.000%	11/15/44	2,190,000	2,497,027

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

U.S. TREASURY OBLIGATIONS — (continued)
2.905%(d)	11/15/44	$14,165,000	$7,174,445
2.750%	11/15/42	1,570,000	1,709,093
U.S. Treasury Inflation Indexed Bonds
1.000%	02/15/46	1,584,383	1,724,472
0.125%	07/15/26	6,274,688	6,343,276
U.S. Treasury Notes
2.250%	03/31/21	4,120,000	4,319,400
2.125%	05/15/25	2,170,000	2,268,668
2.000%	11/30/20	5,410,000	5,607,800
1.750%	03/31/22	1,930,000	1,979,833
1.500%(e)	08/15/26	11,914,000	11,798,113
1.500%	03/31/23	2,280,000	2,296,297
0.875%	03/31/18	5,000,000	5,010,155
0.750%	10/31/17	5,020,000	5,023,529
0.500%	01/31/17	2,440,000	2,441,427
0.500%	11/30/16	3,750,000	3,751,841

Total U.S. Treasury Obligations
(Cost $62,829,968)			63,945,376

FOREIGN BONDS — 14.5%
Australia — 0.5%
Australia & New Zealand Banking Group, Ltd. MTN
4.875%(b)	01/12/21	125,000	139,784
Newcrest Finance Pty, Ltd.
4.450%(b)	11/15/21	1,550,000	1,639,228
Westpac Banking Corp.
2.600%	11/23/20	125,000	128,473
2.000%	08/19/21	15,000	14,976
			1,922,461
Belgium — 0.0%
Anheuser-Busch InBev Finance, Inc.
4.900%	02/01/46	100,000	118,978

Brazil — 0.5%
Cosan Overseas, Ltd.
8.250%	11/29/49	1,200,000	1,187,999
Eldorado International. Finance GmbH
8.625%(b)	06/16/21	200,000	160,000
JBS LLC
5.750%(b)	06/15/25	30,000	29,475
Minerva Luxembourg SA
8.750%(a)	12/29/49	500,000	503,750
			1,881,224
Canada — 0.7%
Bank of Montreal MTN
1.900%	08/27/21	135,000	134,295
Fortis, Inc.
2.100%(b)	10/04/21	40,000	39,854
Husky Energy, Inc.
4.000%	04/15/24	400,000	417,480
Kronos Acquisition Holdings, Inc.
9.000%(b)	08/15/23	20,000	20,612

	Maturity Date	Par(1)		Value

Canada — (continued)
Lundin Mining Corp.
7.500%(b)	11/01/20	40,000		$42,500
Open Text Corp.
5.875%(b)	06/01/26	35,000		36,619
Royal Bank of Canada MTN
2.500%	01/19/21	55,000		56,764
Sirius XM Canada Holdings, Inc.
5.625%(b)	04/23/21	CAD	400,000	303,365
Toronto-Dominion Bank MTN
1.800%	07/13/21	200,000		199,251
Yamana Gold, Inc.
4.950%	07/15/24	1,450,000		1,497,820
				2,748,560
Chile — 1.2%
Celulosa Arauco y Constitucion SA
7.250%	07/29/19	400,000		452,952
Colbun SA
6.000%	01/21/20	1,000,000		1,117,084
CorpGroup Banking SA
6.750%	03/15/23	500,000		482,500
Empresa Electrica Angamos SA
4.875%	05/25/29	1,000,000		982,333
Guanay Finance, Ltd.
6.000%	12/15/20	1,088,162		1,111,285
Tanner Servicios Financieros SA
4.375%	03/13/18	750,000		755,625
				4,901,779
China — 0.2%
CNOOC Finance 2011, Ltd.
4.250%	01/26/21	200,000		216,067
CNOOC Finance 2015 Australia Pty, Ltd.
2.625%	05/05/20	300,000		305,702
CNPC General Capital, Ltd.
2.750%	05/14/19	400,000		408,984
				930,753
Colombia — 0.9%
Avianca Holdings SA
8.375%	05/10/20	500,000		477,500
Banco de Bogota SA
6.250%(b)	05/12/26	200,000		212,680
Banco GNB Sudameris SA
3.875%	05/02/18	800,000		798,720
Empresa de Energia de Bogota SA ESP
6.125%	11/10/21	1,000,000		1,032,500
Empresas Publicas de Medellin ESP
7.625%	07/29/19	100,000		113,375
Grupo Aval, Ltd.
4.750%	09/26/22	1,000,000		989,500

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Colombia — (continued)
SUAM Finance BV
4.875%	04/17/24	$200,000	$212,100
			3,836,375
Costa Rica — 0.8%
Banco de Costa Rica
5.250%	08/12/18	1,000,000	1,025,000
Banco Nacional de Costa Rica
5.875%(b)	04/25/21	1,000,000	1,042,500
Costa Rica Government International Bond
9.995%	08/01/20	200,000	242,500
Instituto Costarricense de Electricidad
6.950%	11/10/21	750,000	795,000
			3,105,000
Dominican Republic — 0.6%
AES Andres BV
7.950%(b)	05/11/26	500,000	529,375
Banco de Reservas de la Republica Dominicana
7.000%	02/01/23	500,000	515,000
Dominican Republic International Bond
9.040%	01/23/18	459,050	480,855
6.850%(b)	01/27/45	700,000	784,000
			2,309,230
France — 0.1%
Orange SA
2.750%	02/06/19	100,000	102,761
SFR Group SA
6.000%(b)	05/15/22	200,000	204,000
			306,761
Greece — 0.1%
Dynagas LNG Partners
6.250%(c)	10/30/19	500,000	463,750

Guatemala — 0.6%
Agromercantil Senior Trust
6.250%	04/10/19	457,000	475,280
Cementos Progreso Trust
7.125%	11/06/23	800,000	854,000
Comcel Trust via Comunicaciones Celulares SA
6.875%	02/06/24	300,000	308,460
Industrial Senior Trust
5.500%	11/01/22	1,000,000	990,000
			2,627,740
India — 1.1%
Adani Ports & Special Economic Zone, Ltd.
3.500%	07/29/20	1,100,000	1,113,856
Bharat Petroleum Corp., Ltd.
4.625%	10/25/22	500,000	545,250

	Maturity Date	Par	Value

India — (continued)
Export-Import Bank of India MTN
3.125%	07/20/21	$1,000,000	$1,030,946
Indian Oil Corp., Ltd.
5.625%	08/02/21	1,000,000	1,129,603
ONGC Videsh, Ltd.
3.250%	07/15/19	800,000	820,800
			4,640,455
Israel — 0.6%
Delek & Avner Tamar Bond, Ltd.
5.412%(b)	12/30/25	1,000,000	1,065,000
Israel Electric Corp., Ltd.
5.625%	06/21/18	1,000,000	1,056,500
Teva Pharmaceutical Finance Co. BV
2.950%	12/18/22	160,000	164,047
			2,285,547
Jamaica — 0.2%
Digicel Group, Ltd.
7.125%	04/01/22	900,000	688,231

Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.
2.934%	03/09/21	140,000	143,873
2.058%	07/14/21	60,000	59,511
			203,384
Kenya — 0.2%
Kenya Government International Bond
6.875%(b)	06/24/24	900,000	882,000

Luxembourg — 0.0%
Intelsat Jackson Holdings SA
8.000%(b)	02/15/24	20,000	20,050
5.500%	08/01/23	35,000	24,238
			44,288
Malaysia — 0.3%
IOI Investment L BHD MTN
4.375%	06/27/22	400,000	423,736
Malayan Banking BHD MTN
3.250%(a)	09/20/22	1,000,000	1,010,062
			1,433,798
Mexico — 1.6%
Banco Mercantil del Norte SA
6.862%(a)	10/13/21	1,100,000	1,094,500
Banco Nacional de Comercio Exterior SNC
3.800%(a)	08/11/26	500,000	485,475
Banco Santander Mexico SA Institucion de Banca Multiple
4.125%	11/09/22	500,000	513,750
BBVA Bancomer SA
6.500%	03/10/21	150,000	163,688

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Mexico — (continued)
6.008%(a)	05/17/22	$500,000	$501,135
5.350%(a)	11/12/29	300,000	302,250
Credito Real SAB de CV
7.250%(b)	07/20/23	500,000	501,875
Grupo Idesa SA de CV
7.875%	12/18/20	630,000	630,000
Grupo Posadas SAB de CV
7.875%	06/30/22	250,000	260,000
Mexico Government International Bond
4.000%	10/02/23	194,000	207,289
Nemak SAB de CV
5.500%	02/28/23	500,000	509,499
Petroleos Mexicanos
6.750%(b)	09/21/47	145,000	145,000
6.625%	09/29/49	500,000	490,000
3.500%	07/18/18	700,000	716,100
Sixsigma Networks Mexico SA de CV
8.250%	11/07/21	200,000	196,000
			6,716,561
Netherlands — 0.8%
Marfrig Holdings Europe BV
8.000%(b)	06/08/23	700,000	717,150
NXP BV
4.125%(b)	06/01/21	45,000	48,206
3.875%(b)	09/01/22	20,000	20,950
Shell International Finance BV
6.375%	12/15/38	1,000,000	1,360,119
1.375%	05/10/19	135,000	134,628
Teva Pharmaceutical Finance Netherlands III BV
2.800%	07/21/23	50,000	50,128
VTR Finance BV
6.875%	01/15/24	800,000	835,600
			3,166,781
Panama — 1.3%
Aeropuerto Internacional de Tocumen SA
5.750%	10/09/23	1,000,000	1,080,000
Banco Latinoamericano de Comercio Exterior SA
3.250%	05/07/20	1,000,000	1,022,500
ENA Norte Trust
4.950%	04/25/23	1,073,481	1,116,421
Global Bank Corp.
5.125%	10/30/19	1,000,000	1,050,000
Panama Government International Bond
5.200%	01/30/20	1,100,000	1,215,501
			5,484,422
Paraguay — 0.1%
Telefonica Celular del Paraguay SA
6.750%	12/13/22	500,000	517,500

	Maturity Date		Par(1)	Value

Peru — 0.8%
Abengoa Transmision Sur SA
6.875%(b)	04/30/43		500,000	$535,000
Corp. Financiera de Desarrollo SA
5.250%(a) (b)	07/15/29		1,350,000	1,454,624
Peru Enhanced Pass-Through Finance, Ltd.
2.646%(d)	06/02/25		1,700,000	1,421,948
				3,411,572
Poland — 0.1%
Poland Government International Bond
5.125%	04/21/21		500,000	565,202

Qatar — 0.3%
Qatar Government International Bond
2.375%	06/02/21		1,100,000	1,108,309

Singapore — 0.6%
Oversea-Chinese Banking Corp., Ltd. MTN
3.999%(a)	10/15/24		800,000	837,000
United Overseas Bank, Ltd. MTN
3.500%(a)	09/16/26		1,500,000	1,544,680
				2,381,680
United Kingdom — 0.3%
AstraZeneca PLC
2.375%	11/16/20		70,000	71,988
BP Capital Markets PLC
3.119%	05/04/26		160,000	163,505
3.017%	01/16/27		50,000	50,788
British Telecommunications PLC
5.950%	01/15/18		285,000	301,506
Delphi Automotive PLC
4.250%	01/15/26		100,000	108,938
Moto Finance PLC
6.375%(b)	09/01/20	GBP	300,000	404,638
				1,101,363
Total Foreign Bonds
(Cost $58,754,522)				59,783,704

CORPORATE BONDS — 9.1%
Consumer Discretionary — 1.0%
21st Century Fox America, Inc.
4.750%	09/15/44		85,000	93,086
Amazon.com, Inc.
3.800%	12/05/24		65,000	72,047
American Axle & Manufacturing, Inc.
6.625%	10/15/22		55,000	58,163
Asbury Automotive Group, Inc.
6.000%	12/15/24		25,000	25,750

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Consumer Discretionary — (continued)
CCO Holdings LLC
5.125%(b)	05/01/23	$15,000	$15,656
5.250%	09/30/22	30,000	31,350
Cengage Learning, Inc.
9.500%(b)	06/15/24	20,000	20,350
Comcast Corp.
4.400%	08/15/35	170,000	192,550
CSC Holdings LLC
5.250%	06/01/24	20,000	19,000
Dana, Inc.
5.500%	12/15/24	30,000	30,600
DISH DBS Corp.
5.875%	11/15/24	450,000	444,375
7.750%(b)	07/01/26	1,000,000	1,062,499
Dollar Tree, Inc.
5.750%	03/01/23	15,000	16,144
ESH Hospitality, Inc.
5.250%(b) (f)	05/01/25	60,000	59,925
Ford Motor Co.
7.450%	07/16/31	105,000	138,883
General Motors Financial Co., Inc.
2.400%	05/09/19	165,000	165,931
3.200%	07/06/21	30,000	30,368
Goodyear Tire & Rubber Co.
5.125%	11/15/23	60,000	62,550
Gray Television, Inc.
5.125%(b)	10/15/24	25,000	24,531
5.875%(b)	07/15/26	30,000	30,225
7.500%	10/01/20	40,000	41,540
HD Supply, Inc.
7.500%	07/15/20	55,000	57,122
Hilton Domestic Operating Co., Inc.
4.250%(b)	09/01/24	20,000	20,400
Home Depot, Inc.
3.000%	04/01/26	130,000	137,529
Levi Strauss & Co.
5.000%	05/01/25	35,000	36,488
MGM Growth Properties Operating Partnership
5.625%(b) (f)	05/01/24	10,000	10,847
MGM Resorts International
4.625%	09/01/26	55,000	53,625
NCL Corp., Ltd.
5.250%(b)	11/15/19	60,000	60,600
Neptune Finco Corp.
6.625%(b)	10/15/25	525,000	569,625
Newell Brands, Inc.
3.150%	04/01/21	35,000	36,465
Nexstar Escrow Corp.
5.625%(b)	08/01/24	35,000	35,088
Omnicom Group, Inc.
3.600%	04/15/26	100,000	105,688
Sally Holdings LLC
5.750%	06/01/22	55,000	57,338

	Maturity Date	Par	Value

Consumer Discretionary — (continued)
Scientific Games International, Inc.
7.000%(b)	01/01/22	$55,000	$58,163
Sinclair Television Group, Inc.
5.625%(b)	08/01/24	50,000	51,125
Sirius XM Radio, Inc.
5.375%(b)	07/15/26	60,000	61,950
Station Casinos LLC
7.500%	03/01/21	40,000	42,305
TEGNA, Inc.
4.875%(b)	09/15/21	60,000	62,400
Viking Cruises, Ltd.
8.500%(b)	10/15/22	50,000	51,250
WMG Acquisition Corp.
6.750%(b)	04/15/22	45,000	47,588
			4,191,119
Consumer Staples — 1.2%
Air Medical Merger Sub Corp.
6.375%(b)	05/15/23	60,000	58,050
Albertsons LLC
5.750%(b)	03/15/25	40,000	39,900
Bumble Bee Holdings, Inc.
9.000%(b)	12/15/17	769,000	772,845
Burlington Northern Santa Fe LLC
4.550%	09/01/44	150,000	173,669
Coca-Cola Co.
1.550%	09/01/21	95,000	94,758
1.875%	10/27/20	70,000	71,176
CVS Health Corp.
2.875%	06/01/26	75,000	76,111
Gates Global LLC
6.000%(b)	07/15/22	45,000	42,750
HRG Group, Inc.
7.875%	07/15/19	415,000	437,306
Kraft Heinz Foods Co.
2.000%	07/02/18	160,000	161,476
Kroger Co.
3.400%	04/15/22	120,000	127,290
Milacron LLC
7.750%(b)	02/15/21	60,000	62,400
Molex Electronic Technologies LLC
3.900%(b)	04/15/25	383,000	390,980
MPH Acquisition Holdings LLC
7.125%(b)	06/01/24	50,000	53,750
Novelis Corp.
5.875%(b)	09/30/26	10,000	10,238
6.250%(b)	08/15/24	25,000	26,531
OPE KAG Finance Sub, Inc.
7.875%(b)	07/31/23	20,000	18,950
Pilgrim's Pride Corp.
5.750%(b)	03/15/25	60,000	61,800
Plastipak Holdings, Inc.
6.500%(b)	10/01/21	40,000	41,500

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Consumer Staples — (continued)
Post Holdings, Inc.
5.000%(b)	08/15/26	$20,000	$19,900
Prime Security Services Borrower LLC
9.250%(b)	05/15/23	55,000	59,950
Quintiles Transnational Corp.
4.875%(b)	05/15/23	40,000	41,100
RegionalCare Hospital Partners Holdings, Inc.
8.250%(b)	05/01/23	25,000	25,813
Revlon Consumer Products Corp.
5.750%	02/15/21	40,000	40,800
6.250%(b)	08/01/24	10,000	10,325
Reynolds American, Inc.
4.000%	06/12/22	165,000	179,249
Rite Aid Corp.
6.125%(b)	04/01/23	35,000	37,771
Shire Acquisitions Investments Ireland DAC
2.875%	09/23/23	145,000	145,812
Spectrum Brands, Inc.
5.750%	07/15/25	60,000	64,800
TreeHouse Foods, Inc.
6.000%(b)	02/15/24	20,000	21,525
Tyson Foods, Inc.
3.950%	08/15/24	280,000	302,209
Vector Group, Ltd.
7.750%	02/15/21	1,000,000	1,054,700
Vizient, Inc.
10.375%(b)	03/01/24	30,000	34,425
Wal-Mart Stores, Inc.
4.300%	04/22/44	140,000	164,458
			4,924,317
Energy — 1.3%
Apache Corp.
4.750%	04/15/43	75,000	76,632
Atlas Energy Holdings Operating Co. LLC
9.250%(g)	08/15/21	500,000	90,000
Chevron Corp.
1.561%	05/16/19	135,000	135,714
ConocoPhillips
6.500%	02/01/39	955,000	1,232,739
Energy Transfer Equity
5.500%	06/01/27	50,000	49,750
Energy Transfer Partners
4.750%	01/15/26	140,000	144,641
Enterprise Products Operating LLC
3.700%	02/15/26	110,000	113,235
EOG Resources, Inc.
4.150%	01/15/26	70,000	76,455
EQT Corp.
4.875%	11/15/21	325,000	355,862

	Maturity Date	Par	Value

Energy — (continued)
Extraction Oil & Gas Holdings LLC
7.875%(b)	07/15/21	$20,000	$20,800
Gulfstream Natural Gas System LLC
4.600%(b)	09/15/25	310,000	325,040
Halliburton Co.
4.850%	11/15/35	750,000	803,879
Kinder Morgan Energy Partners LP MTN
6.950%	01/15/38	35,000	39,734
Occidental Petroleum Corp.
3.400%	04/15/26	35,000	36,925
PDC Energy, Inc.
6.125%(b)	09/15/24	15,000	15,525
Phillips 66
4.875%	11/15/44	65,000	72,208
Sanchez Energy Corp.
6.125%	01/15/23	25,000	20,063
Schlumberger Holdings Corp.
2.350%(b)	12/21/18	70,000	71,307
Sunoco Logistics Partners Operations
5.950%	12/01/25	1,250,000	1,448,672
Targa Resources Partners
5.375%(b)	02/01/27	45,000	45,281
Williams Partners
4.875%	03/15/24	60,000	60,643
			5,235,105
Financials — 2.3%
Ally Financial
4.125%	03/30/20	125,000	127,188
American Express Credit Corp. MTN
2.250%	08/15/19	20,000	20,408
2.250%	05/05/21	245,000	248,759
Atlantic Marine Corp. Communities LLC
5.433%(b) (c)	12/01/50	717,156	757,280
Bank of America Corp.
2.000%	01/11/18	105,000	105,483
2.625%	04/19/21	100,000	101,591
6.300%(a)	12/31/49	300,000	325,875
BB&T Corp. MTN
2.050%	05/10/21	200,000	202,089
Citigroup, Inc.
2.700%	03/30/21	230,000	234,992
5.875%(a)	12/29/49	285,000	285,998
5.900%(a)	12/29/49	500,000	516,899
5.950%(a)	12/29/49	140,000	142,544
5.950%(a)	12/31/49	910,000	928,291
Double Eagle Acquisition Sub, Inc.
7.500%(b)	10/01/24	20,000	20,350
Fort Benning Family Communities LLC
5.810%(b) (c) (f)	01/15/51	1,050,000	1,063,104

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Financials — (continued)
GMH Military Housing-Navy Northeast LLC
6.298%(c)	10/15/49	$725,000	$783,489
Goldman Sachs Group, Inc.
2.350%	11/15/27	155,000	154,640
Jefferies Finance LLC
7.500%(b)	04/15/21	500,000	486,250
JPMorgan Chase & Co.
2.400%	06/07/21	135,000	136,524
4.250%	10/01/27	125,000	134,118
Liberty Mutual Group, Inc.
6.500%(b)	05/01/42	155,000	192,675
Morgan Stanley MTN
2.500%	04/21/21	135,000	136,688
3.125%	07/27/26	50,000	50,299
3.875%	01/27/26	100,000	106,168
MUFG Americas Holdings Corp.
2.250%	02/10/20	140,000	141,616
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/18	200,000	236,492
PetSmart, Inc.
7.125%(b)	03/15/23	50,000	52,375
PNC Funding Corp.
3.300%	03/08/22	130,000	138,034
S&P Global, Inc.
4.400%	02/15/26	65,000	72,633
State Street Corp.
2.650%	05/19/26	15,000	15,171
3.550%	08/18/25	100,000	108,422
SunTrust Banks, Inc.
5.625%(a)	12/15/19	961,000	991,031
Synchrony Financial
3.000%	08/15/19	120,000	122,835
TIAA Asset Management Finance Co. LLC
2.950%(b)	11/01/19	30,000	30,912
Wells Fargo & Co.
3.000%	04/22/26	295,000	297,774
			9,468,997
Health Care — 0.6%
AbbVie, Inc.
4.700%	05/14/45	125,000	134,598
Actavis Funding SCS
2.350%	03/12/18	185,000	186,907
Anthem, Inc.
2.300%	07/15/18	125,000	126,636
Cardinal Health, Inc.
1.950%	06/15/18	35,000	35,331
Celgene Corp.
3.875%	08/15/25	120,000	128,305
Centene Corp.
5.625%	02/15/21	55,000	58,300
Eli Lilly & Co.
3.700%	03/01/45	100,000	107,512

	Maturity Date	Par	Value

Health Care — (continued)
Express Scripts Holding Co.
3.400%	03/01/27	$25,000	$25,142
4.500%	02/25/26	100,000	109,683
HCA, Inc.
5.875%	02/15/26	30,000	31,988
Mylan NV
3.150%(b)	06/15/21	165,000	168,098
Select Medical Corp.
6.375%	06/01/21	60,000	59,025
Team Health, Inc.
7.250%(b)	12/15/23	25,000	26,906
Tenet Healthcare Corp.
4.350%(a)	06/15/20	800,000	804,080
6.750%	06/15/23	60,000	55,800
Thermo Fisher Scientific, Inc.
3.300%	02/15/22	200,000	209,587
Zimmer Biomet Holdings, Inc.
2.700%	04/01/20	140,000	143,056
			2,410,954
Industrials — 0.2%
Air Lease Corp.
3.750%	02/01/22	165,000	172,933
Allison Transmission, Inc.
5.000%(b)	10/01/24	25,000	25,625
Boeing Co.
6.875%	03/15/39	90,000	135,859
Builders FirstSource, Inc.
5.625%(b)	09/01/24	27,000	27,675
FedEx Corp.
4.750%	11/15/45	125,000	142,784
Lockheed Martin Corp.
4.700%	05/15/46	130,000	154,456
Terex Corp.
6.000%	05/15/21	55,000	56,238
TransDigm, Inc.
6.000%	07/15/22	60,000	63,300
Waste Management, Inc.
4.100%	03/01/45	35,000	38,353
			817,223
Information Technology — 0.5%
Activision Blizzard, Inc.
5.625%(b)	09/15/21	55,000	57,387
Apple, Inc.
4.650%	02/23/46	100,000	115,393
Cequel Communications Holdings I LLC
6.375%(b)	09/15/20	60,000	61,800
Cisco Systems, Inc.
1.850%	09/20/21	145,000	145,870
CommScope, Inc.
5.000%(b)	06/15/21	60,000	62,100
CSC Holdings LLC
5.500%(b)	04/15/27	20,000	20,450
Diamond 1 Finance Corp.
7.125%(b)	06/15/24	40,000	43,994

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Information Technology — (continued)
Embarq Corp.
7.995%	06/01/36	$30,000	$30,359
Fidelity National Information Services, Inc.
3.625%	10/15/20	150,000	159,101
First Data Corp.
5.750%(b)	01/15/24	30,000	30,825
7.000%(b)	12/01/23	30,000	31,725
Hewlett Packard Enterprise Co.
3.600%(b)	10/15/20	100,000	104,922
Infor US, Inc.
6.500%	05/15/22	40,000	40,500
Intel Corp.
4.100%	05/19/46	90,000	96,327
Lam Research Corp.
2.800%	06/15/21	3,000	3,079
3.450%	06/15/23	109,000	111,492
Microsemi Corp.
9.125%(b)	04/15/23	10,000	11,400
Microsoft Corp.
4.450%	11/03/45	120,000	136,429
NVIDIA Corp.
3.200%	09/16/26	50,000	50,394
Oracle Corp.
1.900%	09/15/21	160,000	160,406
2.250%	10/08/19	150,000	153,708
4.125%	05/15/45	130,000	136,160
Sabre GLBL, Inc.
5.250%(b)	11/15/23	40,000	40,700
Solera LLC
10.500%(b)	03/01/24	25,000	27,875
Sophia LP
9.000%(b)	09/30/23	55,000	57,750
Western Digital Corp.
7.375%(b)	04/01/23	20,000	22,000
			1,912,146
Materials — 0.2%
Ashland LLC
4.750%	08/15/22	55,000	57,200
Berry Plastics Corp.
5.500%	05/15/22	40,000	41,400
BHP Billiton Finance USA, Ltd.
6.750%(a) (b)	10/19/75	450,000	509,625
Georgia-Pacific LLC
3.600%(b)	03/01/25	267,000	284,409
International Paper Co.
3.000%	02/15/27	65,000	64,925
PQ Corp.
6.750%(b)	11/15/22	30,000	31,800
Signode Industrial Group Lux SA
6.375%(b)	05/01/22	40,000	40,500
			1,029,859
Real Estate — 0.9%
Boston Properties
4.125%(f)	05/15/21	165,000	179,436

	Maturity Date	Par	Value

Real Estate — (continued)
Equinix, Inc.
5.875%(f)	01/15/26	$35,000	$37,625
GEO Group, Inc.
5.875%(f)	10/15/24	440,000	378,400
GLP Capital
5.375%(f)	04/15/26	20,000	21,500
Hospitality Properties Trust
5.250%(f)	02/15/26	1,300,000	1,374,674
Kennedy-Wilson, Inc.
5.875%	04/01/24	600,000	604,500
Simon Property Group
3.300%(f)	01/15/26	150,000	158,314
WP Carey, Inc.
4.250%(f)	10/01/26	1,150,000	1,165,967
			3,920,416
Telecommunication Services — 0.7%
AT&T, Inc.
4.125%	02/17/26	145,000	156,687
B Communications, Ltd.
7.375%(b)	02/15/21	1,250,000	1,345,312
Level 3 Communications, Inc.
5.750%	12/01/22	55,000	57,475
SBA Communications Corp.
5.625%	10/01/19	55,000	56,547
Sprint Communications, Inc.
7.000%(b)	03/01/20	800,000	858,000
Verizon Communications, Inc.
4.400%	11/01/34	265,000	280,407
			2,754,428
Utilities — 0.2%
Berkshire Hathaway Energy Co.
6.500%	09/15/37	200,000	275,029
Calpine Corp.
5.750%	01/15/25	15,000	14,813
Duke Energy Corp.
3.750%	09/01/46	50,000	48,489
Duke Energy Progress LLC
4.150%	12/01/44	95,000	103,970
Exelon Corp.
3.400%	04/15/26	65,000	67,654
NRG Energy, Inc.
7.250%(b)	05/15/26	40,000	40,700
Southern Co.
2.450%	09/01/18	196,000	199,792
			750,447
Total Corporate Bonds
(Cost $36,792,839)			37,415,011

LOAN PARTICIPATIONS — 7.8%
011778 B.C. Unlimited Liability Company, Term B-2 Loan (First Lien)
3.750%	12/10/21	688,414	694,221

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

LOAN PARTICIPATIONS — (continued)
AdvancePierre Foods, Inc., Effective Date Loan (First Lien)
4.500%	06/02/23	$421,154	$425,208
Albertson's LLC, Term B-4 Loan
4.500%	08/25/21	1,143,100	1,153,296
Albertson's LLC, Term B-6 Loan
4.750%	06/22/23	228,571	231,130
Altice France S.A., Term B-7 Loan
5.002%	01/15/24	249,375	252,368
Asurion LLC (fka Asurion Corporation), Incremental B-1 Term Loan
5.000%	05/24/19	230,000	231,103
Asurion LLC (fka Asurion Corporation), Incremental B-4 Term Loan
5.000%	08/04/22	377,811	380,267
Avago Technologies Cayman Holdings Ltd., Term Loan B-3, 1st Lien
3.524%	02/01/23	504,692	511,245
B/E Aerospace, Inc., Term Loan
3.750%	12/16/21	685,000	693,884
Berry Plastics Corp., Term F Loan
4.000%	10/03/22	625,000	627,822
Berry Plastics Corporation, Term H Loan, 1st Lien
3.750%	10/01/22	115,000	115,519
BJ's Wholesale Club, Inc., Replacement Loan (First Lien)
4.500%	09/26/19	588,415	590,622
Boyd Gaming, Term B Loan
3.543%	09/15/23	480,000	484,320
Carecore Nationa, LLC, Term Loan
5.500%	03/05/21	159,306	156,717
Cengage Learning, Inc., 2016 Refinancing Term Loan,
5.250%	06/07/23	900,000	900,806
Charter Communications Operating LLC (aka CCO Safari LLC), Term I Loan
3.500%	01/24/23	688,563	693,868
CHG Healthcare Services, Inc., Term B Loan (First Lien)
4.750%	05/19/23	997,500	1,008,253
CompuCom Systems, Inc., Term Loan
4.250%	05/07/20	328,678	234,867
CSC Holdings LLC (fka CSC Holdings, Inc.), Initial Term Loan
5.000%	10/09/22	618,450	621,091
Dell, Inc., Term B Loan (First Lien)
4.000%	09/07/23	686,000	690,870
DJO Finance LLC, Initial Term Loan
4.250%	06/08/20	249,370	245,162

	Maturity Date	Par	Value

LOAN PARTICIPATIONS — (continued)
EIG Investors Corp., Incremental Term Loan
6.000%(c)	02/09/23	$472,613	$441,893
Endo Luxembourg Finance, Incremental Term B Loan
3.750%	09/26/22	688,409	687,737
Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien
4.750%	06/01/22	300,000	296,345
First Data Corp., Extended Dollar Term Loan
4.525%	03/24/21	683,634	689,472
Fitness International, LLC, Term B Loan
5.500%	07/01/20	482,736	483,337
Gates Global, LLC, Initial Dollar Term Loan
4.250%	07/06/21	580,987	573,492
Generation Brands Holdings, Inc., Term Loan (First Lien)
6.000%	05/19/22	650,000	645,125
Harbor Freight Tools USA, Term Loan
4.000%	08/18/23	685,000	689,709
Hardware Holdings LLC, Term Loan (First Lien)
6.750%(c)	03/30/20	638,625	622,659
HCA, Term Loan B-7
3.588%	02/05/24	260,000	262,835
Hearthside Group Holdings LLC, Term Loan
4.500%	06/02/21	297,716	299,204
Hertz Corp., 1st Lien Term B Loan
2.750%	06/30/23	690,000	697,045
Jaguar Holding Company I, Initial Term Loan
4.250%	08/18/22	683,426	686,723
JDA Software Group (RP Crown), Term Loan B
3.500%	09/22/23	220,000	220,550
Leslie's Poolmart, Term Loan B
5.250%	08/16/23	685,000	690,566
Level 3 Financing, Inc., B-II Term Loan
3.500%	05/31/22	625,000	629,353
Lineage Logistics LLC, Term Loan
4.500%	04/07/21	440,977	436,568
Lully Finance LLC, Initial Term B-1 Loan (First Lien)
5.000%	10/14/22	573,559	577,144
McGraw-Hill Global Education Holdings LLC, Term B Loan (First Lien)
5.000%	05/04/22	683,000	688,464

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

LOAN PARTICIPATIONS — (continued)
MGM Growth Properties Operating Partnership LP, 1st Lien Term B Loan
4.000%	04/25/23	$623,438	$629,868
MPH Acquisition Holdings LLC, Initial Term Loan
5.000%	06/07/23	623,000	631,663
NBTY, Inc., Dollar Term B Loan, First Lien
5.000%	05/05/23	685,000	689,156
PetSmart, Inc., Tranche B-1 Loan
4.250%	03/11/22	497,481	499,058
Ranpak Cov-Lite, 2nd Lien Term Loan
8.250%	09/22/22	200,000	185,500
Revlon Consumer Products Corp., Initial Term B Loan
4.250%	09/07/23	690,000	692,232
Reynolds Group Holdings Inc., U.S. Term Loan, 1st Lien
4.250%	02/05/23	687,565	690,680
Scientific Games International, Inc., Initial Term B-2 Loan
6.000%	10/01/21	688,392	690,592
Seahawk Holdings, Term Loan B
6.000%	09/27/22	550,000	546,425
Solera, LLC, Dollar Term Loan
5.750%	03/03/23	299,250	302,772
T-Mobile USA, Inc., Senior Lien Term Loan
3.500%(a)	11/03/22	623,434	629,409
TransDigm, Inc., Delayed Draw Tranche F Term Loan
3.750%	06/07/23	63,474	63,578
TransDigm, Inc., Initial Tranche F Term Loan,
3.778%	06/07/23	70,526	70,642
Travelport Finance (Luxembourg), Initial Term Loan
5.750%	09/02/21	1,026,228	1,032,000
Travelport Finance (Luxembourg), Term B Loan, 1st Lien
5.000%	09/02/21	400,000	402,250
Tribune Media, 1st Lien Term B Loan
3.750%	12/27/20	688,413	694,973
Univar, Inc., Initial Dollar Term Loan
4.250%	07/01/22	688,417	690,355
York Risk Services Holding Corp. (Onex York Finance LP), Term Loan
4.750%(c)	10/01/21	982,500	905,128

	Maturity Date	Par/Shares	Value

LOAN PARTICIPATIONS — (continued)
Yum Brands, 1st Lien Term B Loan
3.281%	06/16/23	$625,000	$631,056

Total Loan Participations (Cost $31,928,077)			31,938,197

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
FHLMC
2.501%(d)	09/15/29	3,000,000	2,145,779
3.068%(d)	12/14/29	1,450,000	1,038,856
6.750%	03/15/31	249,000	384,771
FHLMC STRIPS
4.288%(d)	03/15/31	1,250,000	855,963
FNMA
1.875%	09/24/26	1,400,000	1,392,979
2.125%	04/24/26	800,000	814,119
FNMA, PO
0.000%(d)	05/15/30	2,900,000	2,045,814
FNMA STRIPS
2.948%(d)	05/15/29	3,700,000	2,656,060
3.018%(d)	01/15/30	775,000	551,744
Tennessee Valley Authority
4.250%	09/15/65	700,000	832,766
5.375%	04/01/56	410,000	580,139

Total U.S. Government Agency Obligations
(Cost $12,770,612)			13,298,990

AFFILIATED REGISTERED INVESTMENT COMPANY — 1.1%
Open-End Fund — 1.1%
Guggenheim Strategy Fund I, Institutional Class*		186,587	4,664,680

Total Affiliated Registered Investment Company (Cost $4,640,475)			4,664,680

MUNICIPAL BONDS — 0.8%
Illinois, GO
5.650%	12/01/38	1,310,000	1,360,252
State of California, GO
7.600%	11/01/40	1,100,000	1,783,243
Total Municipal Bonds
(Cost $3,083,160)			3,143,495
Total Investments- 99.2%
(Cost $405,067,921)†			408,310,050
Other Assets & Liabilities, Net - 0.8%			3,254,217
NET ASSETS - 100.0%			$411,564,267

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

(1)	In U.S. Dollars unless otherwise indicated.
*	Affiliated Fund.
(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2016. The date reported on the Schedule of Investments is the final maturity date.
(b)
Securities sold within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers". The total value of such securities as of September 30, 2016 was $137,782,871 and represented 33.5% of Net Assets.

(c)	Securities considered illiquid. The total value of such securities as of September 30, 2016 was $7,512,707 and represented 1.8% of Net Assets.
(d)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(e)	Security, or a portion thereof, has been pledged as collateral on open reverse repurchase agreements.
(f)	Real Estate Investment Trust
(g)	Security in default on interest payments.
†	At September 30, 2016, the tax basis cost of the Fund's investments was $405,067,921, and the unrealized appreciation and depreciation were $6,817,679 and $(3,575,550), respectively.

A list of the outstanding forward foreign currency contracts held by the Fund at September 30, 2016 is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation

Montgomery/Bank of America	10/13/16	CAD	407,000	USD	312,645	$2,388
Montgomery/Bank of America	10/13/16	GBP	317,000	USD	420,436	9,446
						$11,834

For the period ended September 30, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

ARM — Adjustable-Rate Mortgage
CAD — Canadian Dollar
CBO — Collateralized Bond Obligation
CDO — Collateralized Debt Obligation
CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound
GO — General Obligation
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
LP — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
PLC— Public Limited Company
PO — Principal Only
Pty — Proprietary
Re-REMIC — Re-securitization of Real Estate Mortgage Investment Conduit
STRIPS — Separately Traded Registered Interest and Principal Securities
USD — United States Dollar

As of September 30, 2016, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount	Counterparty	Rate	Value
$(5,115,500)	Bank of America	0.600%	$(5,115,500)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$107,612,688	$—	$107,612,688
Collateralized Mortgage Obligations	—	86,507,909	—	86,507,909
U.S. Treasury Obligations	—	63,945,376	—	63,945,376
Foreign Bonds	—	59,783,704	—	59,783,704
Corporate Bonds	—	37,415,011	—	37,415,011
Loan Participations	—	31,938,197	—	31,938,197
U.S. Government Agency Obligations	—	13,298,990	—	13,298,990
Affiliated Registered Investment Company	4,664,680	—	—	4,664,680
Municipal Bonds	—	3,143,495	—	3,143,495
Total Investments in Securities	$4,664,680	$403,645,370	$—	$408,310,050

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts**
Unrealized Appreciation	$—	$11,834	$—	$11,834
Reverse Repurchase Agreement	—	(5,115,500)	—	(5,115,500)
Total Other Financial Instruments	$—	$(5,103,666)	$—	$(5,103,666)

**	Forwards contracts are valued at the unrealized appreciation on the instrument.

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended September 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each period.

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund	September 30, 2016
Schedule of Investments	(Unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2016:
Fund	Value as of June 30, 2016	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2016	Income Distributions

Guggenehim Strategy Fund	$4,614,264	$33,655	$-	$-	$16,761	$4,664,680	$27,115

Amounts designated as “—” are either $0, or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Wilshire Mutual Funds, Inc. most recent semi-annual and annual financial statements.

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: November 29, 2016

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: November 29, 2016